                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-6067
                                   ---------------------------------------------

                        DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
               6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 306-7400

Date of fiscal year end:   October 31

Date of reporting period:  January 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               JANUARY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..................................  1

SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio.............................................  2
   U.S. Large Cap Value Portfolio II........................................ 12
   U.S. Large Cap Value Portfolio III....................................... 12
   LWAS/DFA U.S. High Book to Market Portfolio.............................. 13
   DFA International Value Portfolio........................................ 13
   DFA International Value Portfolio II..................................... 14
   DFA International Value Portfolio III.................................... 14
   DFA International Value Portfolio IV..................................... 15
   Tax-Managed U.S. Marketwide Value Portfolio II........................... 15
   Emerging Markets Portfolio II............................................ 16
   LWAS/DFA Two-Year Fixed Income Portfolio................................. 17
   LWAS/DFA Two-Year Government Portfolio................................... 19
   Global Equity Portfolio.................................................. 20
   Global 60/40 Portfolio................................................... 21
   Global 25/75 Portfolio................................................... 23

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................. 24
   Security Valuation....................................................... 24
   Financial Instruments.................................................... 25
   Federal Tax Cost......................................................... 26
   Other.................................................................... 26
   Recent Issued Accounting Standards....................................... 27
   Subsequent Event Evaluations............................................. 27

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.......................................... 29
   The DFA International Value Series....................................... 35
   The Emerging Markets Series.............................................. 47
   The Tax-Managed U.S. Marketwide Value Series............................. 65

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................. 88
   Security Valuation....................................................... 88
   Financial Instruments.................................................... 89
   Federal Tax Cost......................................................... 90
   Other.................................................................... 90
   Recent Issued Accounting Standards....................................... 90
   Subsequent Event Evaluations............................................. 91

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULES OF INVESTMENTS

 Investment Abbreviations
   ADR        American Depository Receipt
   FNMA       Federal National Mortgage Association
   GDR        Global Depositary Receipt
   LLC        Limited Liability Company
   NVDR       Non-Voting Depository Receipt
   P.L.C.     Public Limited Company

 Investment Footnotes
   +          See Security Valuation Note within the Notes to Schedules of
                Investments.
   ++         Securities have generally been fair valued. See Security
                Valuation Note within the Notes to Schedules of Investments.
   *          Non-Income Producing Securities.
   #          Total or Partial Securities on Loan.
   @          Security purchased with cash proceeds from securities on loan.
   ^^         See Federal Tax Cost Note within the Notes to Schedules of
                Investments.
   .          Security is being fair valued at January 31, 2012.
   --         Amounts designated as -- are either zero or rounded to zero.
   (S)        Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                            SHARES     VALUE+
                                                           --------- -----------
COMMON STOCKS -- (88.7%)
Consumer Discretionary -- (9.6%)
  #Abercrombie & Fitch Co.................................    27,374 $ 1,257,562
  *Amazon.com, Inc........................................   115,855  22,526,846
 #*Apollo Group, Inc. Class A.............................    37,010   1,939,694
 #*AutoNation, Inc........................................    15,146     541,621
  *AutoZone, Inc..........................................     8,891   3,093,001
  *Bed Bath & Beyond, Inc.................................    76,451   4,640,576
  #Best Buy Co., Inc......................................    93,453   2,238,199
 #*Big Lots, Inc..........................................    20,874     824,314
 #*BorgWarner, Inc........................................    34,940   2,607,572
  #Cablevision Systems Corp...............................    70,304   1,022,923
 #*CarMax, Inc............................................    72,108   2,194,246
   Carnival Corp..........................................   144,107   4,352,031
   CBS Corp. Class B......................................   208,402   5,935,289
 #*Chipotle Mexican Grill, Inc............................     9,965   3,660,045
   Coach, Inc.............................................    92,933   6,509,957
   Comcast Corp. Class A..................................   867,746  23,073,366
   D.R. Horton, Inc.......................................    88,569   1,232,880
  #Darden Restaurants, Inc................................    41,979   1,925,577
   DeVry, Inc.............................................    19,282     728,088
  *DIRECTV Class A........................................   224,697  10,113,612
 #*Discovery Communications, Inc. Class A.................    84,158   3,608,695
  *Dollar Tree, Inc.......................................    37,903   3,214,553
 #*Expedia, Inc...........................................    30,187     977,153
   Family Dollar Stores, Inc..............................    37,383   2,085,971
 #*Ford Motor Co.......................................... 1,210,172  15,030,336
 #*GameStop Corp. Class A.................................    44,074   1,029,569
   Gannett Co., Inc.......................................    75,884   1,075,276
   Gap, Inc...............................................   110,486   2,097,024
   Genuine Parts Co.......................................    49,568   3,161,447
  *Goodyear Tire & Rubber Co..............................    77,816   1,011,608
   H&R Block, Inc.........................................    93,277   1,526,012
  #Harley-Davidson, Inc...................................    73,999   3,270,016
  #Harman International Industries, Inc...................    22,325     942,115
  #Hasbro, Inc............................................    36,968   1,290,553
   Home Depot, Inc. (The).................................   490,924  21,792,116
   International Game Technology..........................    94,772   1,509,718
   Interpublic Group of Cos., Inc. (The)..................   146,864   1,517,105
  #J.C. Penney Co., Inc...................................    45,514   1,891,107
  #Johnson Controls, Inc..................................   216,672   6,883,669
  #Kohl's Corp............................................    80,706   3,711,669
  #Leggett & Platt, Inc...................................    44,307     950,828
  #Lennar Corp. Class A...................................    51,215   1,100,610
   Limited Brands, Inc....................................    78,331   3,278,936
   Lowe's Cos., Inc.......................................   398,888  10,702,165
   Macy's, Inc............................................   133,695   4,504,185
  #Marriott International, Inc. Class A...................    85,378   2,941,272
   Mattel, Inc............................................   107,844   3,343,164
   McDonald's Corp........................................   325,851  32,275,542
   McGraw-Hill Cos., Inc..................................    93,435   4,298,010
 #*Netflix, Inc...........................................    17,629   2,119,006
   Newell Rubbermaid, Inc.................................    92,193   1,702,805
  #News Corp. Class A.....................................   698,363  13,150,175
   NIKE, Inc. Class B.....................................   118,127  12,284,027
  #Nordstrom, Inc.........................................    51,518   2,543,959
  #Omnicom Group, Inc.....................................    87,854   4,007,021
  *Orchard Supply Hardware Stores Corp. Class A...........       564      10,169
 #*O'Reilly Automotive, Inc...............................    40,866   3,330,988
  *Priceline.com, Inc.....................................    15,852   8,393,317

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
Consumer Discretionary -- (Continued)
 #*PulteGroup, Inc......................................... 107,270 $    799,162
   Ralph Lauren Corp.......................................  20,537    3,121,624
   Ross Stores, Inc........................................  73,626    3,741,673
  #Scripps Networks Interactive, Inc.......................  30,973    1,342,989
 #*Sears Holdings Corp.....................................  12,252      516,422
  #Staples, Inc............................................ 222,736    3,258,628
   Starbucks Corp.......................................... 237,378   11,377,528
   Starwood Hotels & Resorts Worldwide, Inc................  61,196    3,319,271
   Target Corp............................................. 213,875   10,866,989
  #Tiffany & Co............................................  40,429    2,579,370
   Time Warner Cable, Inc.................................. 101,623    7,491,648
  #Time Warner, Inc........................................ 318,739   11,812,467
   TJX Cos., Inc. (The).................................... 120,103    8,183,818
 #*TripAdvisor, Inc........................................  30,187      993,454
 #*Urban Outfitters, Inc...................................  35,359      937,014
   V.F. Corp...............................................  27,764    3,650,688
   Viacom, Inc. Class B.................................... 175,856    8,272,266
   Walt Disney Co. (The)................................... 572,113   22,255,196
  #Washington Post Co. Class B.............................   1,547      585,864
  #Whirlpool Corp..........................................  24,342    1,322,257
  #Wyndham Worldwide Corp..................................  48,601    1,932,376
   Wynn Resorts, Ltd.......................................  25,218    2,905,870
   Yum! Brands, Inc........................................ 146,647    9,287,155
                                                                    ------------
Total Consumer Discretionary...............................          409,533,019
                                                                    ------------
Consumer Staples -- (9.6%)
   Altria Group, Inc....................................... 654,884   18,598,706
   Archer-Daniels-Midland Co............................... 212,723    6,090,260
   Avon Products, Inc...................................... 137,183    2,437,742
  #Brown-Forman Corp. Class B..............................  32,120    2,608,465
  #Campbell Soup Co........................................  57,111    1,810,419
   Clorox Co. (The)........................................  42,005    2,884,063
   Coca-Cola Co. (The)..................................... 723,291   48,843,841
   Coca-Cola Enterprises, Inc..............................  99,363    2,661,935
   Colgate-Palmolive Co.................................... 154,133   13,982,946
   ConAgra Foods, Inc...................................... 131,999    3,520,413
  *Constellation Brands, Inc. Class A......................  55,442    1,158,738
   Costco Wholesale Corp................................... 138,008   11,353,918
   CVS Caremark Corp....................................... 414,514   17,305,960
 #*Dean Foods Co...........................................  58,499      629,449
   Dr. Pepper Snapple Group, Inc...........................  68,270    2,650,241
   Estee Lauder Cos., Inc..................................  71,138    4,121,024
   Fortune Brands, Inc.....................................  49,506    2,589,659
   General Mills, Inc...................................... 204,913    8,161,685
   H.J. Heinz Co........................................... 101,981    5,287,715
   Hershey Co. (The).......................................  48,749    2,977,589
  #Hormel Foods Corp.......................................  43,920    1,264,018
   J.M. Smucker Co.........................................  36,252    2,855,933
   Kellogg Co..............................................  78,917    3,907,970
   Kimberly-Clark Corp..................................... 125,503    8,980,995
   Kraft Foods, Inc. Class A............................... 562,635   21,548,920
   Kroger Co. (The)........................................ 190,166    4,518,344
   Lorillard, Inc..........................................  42,994    4,617,126
  #McCormick & Co., Inc. Non-Voting........................  42,249    2,135,264
   Mead Johnson Nutrition Co...............................  64,826    4,802,958
   Molson Coors Brewing Co. Class B........................  50,166    2,151,620
   PepsiCo, Inc............................................ 497,880   32,695,780
   Philip Morris International, Inc........................ 553,155   41,359,399
   Procter & Gamble Co. (The).............................. 876,179   55,234,324
   Reynolds American, Inc.................................. 107,666    4,223,737
  #Safeway, Inc............................................ 108,243    2,379,181

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
   Sara Lee Corp.........................................   188,126 $  3,602,613
  #SUPERVALU, Inc........................................    67,586      467,019
  #Sysco Corp............................................   187,858    5,656,404
   Tyson Foods, Inc. Class A.............................    93,031    1,734,098
   Walgreen Co...........................................   283,202    9,447,619
  #Wal-Mart Stores, Inc..................................   556,216   34,129,414
  #Whole Foods Market, Inc...............................    50,875    3,766,276
                                                                    ------------
Total Consumer Staples...................................            411,153,780
                                                                    ------------
Energy -- (10.6%)
  *Alpha Natural Resources, Inc..........................    69,998    1,408,360
   Anadarko Petroleum Corp...............................   158,583   12,800,820
   Apache Corp...........................................   122,306   12,093,617
   Baker Hughes, Inc.....................................   138,996    6,828,873
   Cabot Oil & Gas Corp..................................    66,552    2,123,009
 #*Cameron International Corp............................    78,085    4,154,122
  #Chesapeake Energy Corp................................   209,948    4,436,201
   Chevron Corp..........................................   634,203   65,373,645
   ConocoPhillips........................................   422,829   28,841,166
   Consol Energy, Inc....................................    72,233    2,581,607
  *Denbury Resources, Inc................................   126,511    2,385,997
   Devon Energy Corp.....................................   128,624    8,207,497
  #Diamond Offshore Drilling, Inc........................    22,137    1,379,135
   El Paso Corp..........................................   245,592    6,599,057
   EOG Resources, Inc....................................    85,617    9,087,388
   EQT Corp..............................................    47,588    2,404,146
   Exxon Mobil Corp...................................... 1,526,435  127,823,667
  *FMC Technologies, Inc.................................    75,881    3,878,278
  #Halliburton Co........................................   293,033   10,777,754
  #Helmerich & Payne, Inc................................    34,121    2,105,607
   Hess Corp.............................................    94,902    5,342,983
   Marathon Oil Corp.....................................   224,105    7,034,656
   Marathon Petroleum Corp...............................   113,535    4,339,308
   Murphy Oil Corp.......................................    61,628    3,673,029
  *Nabors Industries, Ltd................................    91,573    1,705,089
   National Oilwell Varco, Inc...........................   134,975    9,985,450
 #*Newfield Exploration Co...............................    42,194    1,595,355
  *Noble Corp............................................    80,390    2,800,788
  #Noble Energy, Inc.....................................    55,906    5,628,057
   Occidental Petroleum Corp.............................   258,520   25,792,540
   Peabody Energy Corp...................................    86,261    2,940,637
   Pioneer Natural Resources Co..........................    38,972    3,869,920
   QEP Resources, Inc....................................    56,350    1,613,864
   Range Resources Corp..................................    49,814    2,865,301
  *Rowan Cos., Inc.......................................    39,800    1,353,598
   Schlumberger, Ltd.....................................   427,410   32,128,410
  *Southwestern Energy Co................................   110,625    3,444,862
  #Spectra Energy Corp...................................   207,107    6,521,799
   Sunoco, Inc...........................................    33,997    1,304,125
  *Tesoro Corp...........................................    45,292    1,133,659
   Valero Energy Corp....................................   178,249    4,276,194
   Williams Cos., Inc. (The).............................   187,702    5,409,572
  *WPX Energy, Inc.......................................    62,550    1,030,829
                                                                    ------------
Total Energy.............................................            451,079,971
                                                                    ------------
Financials -- (10.7%)
   ACE, Ltd..............................................   107,263    7,465,505
   Aflac, Inc............................................   148,652    7,169,486
   Allstate Corp. (The)..................................   160,932    4,642,888
   American Express Co...................................   321,797   16,134,902
  *American International Group, Inc.....................   139,109    3,493,027

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
Financials -- (Continued)
   Ameriprise Financial, Inc..............................    72,051 $ 3,858,331
   Aon Corp...............................................   102,953   4,986,014
   Assurant, Inc..........................................    29,332   1,161,547
   Bank of America Corp................................... 3,227,851  23,014,578
   Bank of New York Mellon Corp. (The)....................   386,171   7,773,622
   BB&T Corp..............................................   222,003   6,036,262
  *Berkshire Hathaway, Inc................................   559,867  43,876,777
  #BlackRock, Inc.........................................    31,903   5,806,346
  #Capital One Financial Corp.............................   146,387   6,697,205
  *CBRE Group, Inc. Class A...............................   103,278   1,993,265
   Charles Schwab Corp. (The).............................   343,771   4,004,932
  #Chubb Corp. (The)......................................    88,553   5,969,358
  #Cincinnati Financial Corp..............................    51,615   1,686,778
   Citigroup, Inc.........................................   931,078  28,602,716
   CME Group, Inc.........................................    21,142   5,063,720
   Comerica, Inc..........................................    63,271   1,750,709
  #Discover Financial Services............................   175,036   4,757,478
 #*E*Trade Financial Corp.................................    80,853     662,186
  #Federated Investors, Inc. Class B......................    29,410     502,323
   Fifth Third Bancorp....................................   292,910   3,810,759
  #First Horizon National Corp............................    83,951     732,892
  #Franklin Resources, Inc................................    46,352   4,917,947
  *Genworth Financial, Inc. Class A.......................   156,340   1,205,381
   Goldman Sachs Group, Inc. (The)........................   156,780  17,476,267
   Hartford Financial Services Group, Inc.................   141,949   2,486,946
  #Hudson City Bancorp, Inc...............................   167,978   1,130,492
   Huntington Bancshares, Inc.............................   275,171   1,571,226
  *IntercontinentalExchange, Inc..........................    23,136   2,648,609
   Invesco, Ltd...........................................   143,622   3,241,549
   JPMorgan Chase & Co.................................... 1,210,065  45,135,424
   KeyCorp................................................   303,454   2,357,838
   Legg Mason, Inc........................................    39,614   1,008,969
  #Leucadia National Corp.................................    63,090   1,751,378
   Lincoln National Corp..................................    96,066   2,069,262
   Loews Corp.............................................    97,242   3,628,099
   M&T Bank Corp..........................................    40,006   3,190,078
  #Marsh & McLennan Cos., Inc.............................   171,320   5,411,999
   MetLife, Inc...........................................   336,812  11,899,568
  #Moody's Corp...........................................    62,213   2,316,190
   Morgan Stanley.........................................   472,623   8,814,419
  *NASDAQ OMX Group, Inc. (The)...........................    40,624   1,006,663
  #Northern Trust Corp....................................    76,746   3,162,703
   NYSE Euronext, Inc.....................................    83,436   2,216,060
   People's United Financial, Inc.........................   114,848   1,416,076
  #Plum Creek Timber Co., Inc.............................    51,360   1,991,741
   PNC Financial Services Group, Inc......................   167,544   9,871,692
   Principal Financial Group, Inc.........................    97,178   2,653,931
 #*Progressive Corp.......................................   196,393   3,982,850
   Prudential Financial, Inc..............................   150,312   8,603,859
   Regions Financial Corp.................................   400,899   2,092,693
  #SLM Corp...............................................   162,010   2,422,050
   State Street Corp......................................   156,665   6,138,135
   SunTrust Banks, Inc....................................   171,010   3,517,676
  #T. Rowe Price Group, Inc...............................    80,454   4,653,459
   Torchmark Corp.........................................    32,463   1,482,585
   Travelers Cos., Inc. (The).............................   131,450   7,663,535
   U.S. Bancorp...........................................   607,746  17,150,592
   Unum Group.............................................    93,110   2,125,701
   Wells Fargo & Co....................................... 1,679,397  49,055,186
   XL Group P.L.C.........................................   102,070   2,068,959

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Financials -- (Continued)
   Zions Bancorporation..................................    58,688 $    988,306
                                                                    ------------
Total Financials.........................................            458,179,699
                                                                    ------------
Health Care -- (10.4%)
   Abbott Laboratories...................................   496,092   26,863,382
   Aetna, Inc............................................   115,376    5,041,931
  *Agilent Technologies, Inc.............................   110,572    4,695,993
  #Allergan, Inc.........................................    97,139    8,539,490
   AmerisourceBergen Corp................................    82,271    3,206,101
   Amgen, Inc............................................   252,614   17,155,017
   Bard (C.R.), Inc......................................    27,317    2,527,369
   Baxter International, Inc.............................   179,567    9,962,377
  #Becton Dickinson & Co.................................    68,433    5,365,832
  *Biogen Idec, Inc......................................    77,358    9,122,055
 #*Boston Scientific Corp................................   471,797    2,811,910
   Bristol-Myers Squibb Co...............................   539,637   17,397,897
   Cardinal Health, Inc..................................   110,029    4,734,548
  *CareFusion Corp.......................................    71,529    1,713,120
 #*Celgene Corp..........................................   141,372   10,277,744
 #*Cerner Corp...........................................    46,395    2,824,992
   Cigna Corp............................................    90,907    4,075,361
  *Coventry Health Care, Inc.............................    45,945    1,381,566
   Covidien P.L.C........................................   153,632    7,912,048
  *DaVita, Inc...........................................    29,775    2,435,893
  #DENTSPLY International, Inc...........................    45,078    1,701,244
  *Edwards Lifesciences Corp.............................    36,327    3,003,153
   Eli Lilly & Co........................................   324,453   12,893,762
 #*Express Scripts, Inc..................................   154,931    7,926,270
  *Forest Laboratories, Inc..............................    85,076    2,703,715
 #*Gilead Sciences, Inc..................................   239,206   11,682,821
 #*Hospira, Inc..........................................    52,450    1,807,427
   Humana, Inc...........................................    52,068    4,635,093
  *Intuitive Surgical, Inc...............................    12,417    5,710,702
   Johnson & Johnson.....................................   869,660   57,319,291
 #*Laboratory Corp. of America Holdings..................    31,558    2,884,086
  *Life Technologies Corp................................    56,750    2,748,402
   McKesson Corp.........................................    78,200    6,390,504
  *Medco Health Solutions, Inc...........................   123,291    7,646,508
   Medtronic, Inc........................................   336,081   12,962,644
   Merck & Co., Inc......................................   970,634   37,136,457
  *Mylan, Inc............................................   135,825    2,818,369
  #Patterson Cos., Inc...................................    27,881      898,047
   PerkinElmer, Inc......................................    36,011      863,544
  #Perrigo Co............................................    29,676    2,837,026
  #Pfizer, Inc........................................... 2,447,976   52,386,686
   Quest Diagnostics, Inc................................    50,239    2,917,881
   St. Jude Medical, Inc.................................   101,584    4,237,069
  #Stryker Corp..........................................   103,585    5,741,717
  *Tenet Healthcare Corp.................................   138,321      731,718
  *Thermo Fisher Scientific, Inc.........................   120,465    6,372,598
  #UnitedHealth Group, Inc...............................   339,483   17,581,825
 #*Varian Medical Systems, Inc...........................    35,844    2,361,044
  *Waters Corp...........................................    28,535    2,470,275
  *Watson Pharmaceuticals, Inc...........................    40,494    2,374,163
   WellPoint, Inc........................................   110,778    7,125,241
  *Zimmer Holdings, Inc..................................    57,059    3,466,334
                                                                    ------------
Total Health Care........................................            442,380,242
                                                                    ------------
Industrials -- (9.7%)
   3M Co.................................................   223,188   19,352,631
   Avery Dennison Corp...................................    33,499      909,498

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
   Boeing Co. (The)......................................   236,688 $ 17,557,516
   C.H. Robinson Worldwide, Inc..........................    52,283    3,599,162
   Caterpillar, Inc......................................   205,920   22,469,990
  #Cintas Corp...........................................    35,113    1,300,937
   Cooper Industries P.L.C...............................    50,348    2,976,574
   CSX Corp..............................................   334,365    7,539,931
  #Cummins, Inc..........................................    61,414    6,387,056
   Danaher Corp..........................................   181,414    9,526,049
   Deere & Co............................................   131,816   11,355,948
  #Dover Corp............................................    59,034    3,743,346
  #Dun & Bradstreet Corp. (The)..........................    15,479    1,281,816
   Eaton Corp............................................   106,428    5,218,165
   Emerson Electric Co...................................   234,305   12,038,591
   Equifax, Inc..........................................    38,558    1,502,605
   Expeditors International of Washington, Inc...........    67,521    3,014,813
  #Fastenal Co...........................................    94,009    4,388,340
   FedEx Corp............................................   101,020    9,242,320
  #Flowserve Corp........................................    17,692    1,949,128
   Fluor Corp............................................    54,030    3,038,647
   General Dynamics Corp.................................   113,407    7,843,228
   General Electric Co................................... 3,362,074   62,904,405
   Goodrich Corp.........................................    39,877    4,974,656
  #Honeywell International, Inc..........................   246,326   14,296,761
   Illinois Tool Works, Inc..............................   153,875    8,159,991
 #*Ingersoll-Rand P.L.C..................................    99,414    3,473,525
   Iron Mountain, Inc....................................    59,111    1,821,801
  *Jacobs Engineering Group, Inc.........................    40,804    1,826,387
   Joy Global, Inc.......................................    33,468    3,035,213
   L-3 Communications Holdings, Inc......................    31,802    2,249,673
   Lockheed Martin Corp..................................    84,494    6,955,546
   Masco Corp............................................   113,943    1,375,292
   Norfolk Southern Corp.................................   107,035    7,727,927
   Northrop Grumman Corp.................................    83,206    4,830,108
  #PACCAR, Inc...........................................   114,076    5,042,159
   Pall Corp.............................................    36,669    2,188,406
   Parker Hannifin Corp..................................    48,111    3,881,595
  #Pitney Bowes, Inc.....................................    63,576    1,206,037
   Precision Castparts Corp..............................    45,918    7,515,858
  *Quanta Services, Inc..................................    66,918    1,445,429
  #R. R. Donnelley & Sons Co.............................    59,805      679,385
   Raytheon Co...........................................   110,218    5,289,362
   Republic Services, Inc................................   100,253    2,935,408
  #Robert Half International, Inc........................    45,525    1,260,587
   Rockwell Automation, Inc..............................    45,193    3,519,179
  #Rockwell Collins, Inc.................................    48,191    2,789,777
   Roper Industries, Inc.................................    30,722    2,869,128
   Ryder System, Inc.....................................    16,280      916,238
   Snap-on, Inc..........................................    18,526    1,046,904
   Southwest Airlines Co.................................   247,926    2,375,131
   Stanley Black & Decker, Inc...........................    53,787    3,774,772
 #*Stericycle, Inc.......................................    27,104    2,277,278
  #Textron, Inc..........................................    88,584    2,257,120
   Tyco International, Ltd...............................   147,121    7,495,815
   Union Pacific Corp....................................   153,838   17,585,222
   United Parcel Service, Inc............................   307,308   23,247,850
   United Technologies Corp..............................   288,550   22,607,892
  #W.W. Grainger, Inc....................................    19,324    3,685,860
  #Waste Management, Inc.................................   146,595    5,095,642
   Xylem, Inc............................................    58,777    1,522,912
                                                                    ------------
Total Industrials........................................            414,378,522
                                                                    ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (17.4%)
   Accenture P.L.C. Class A..............................   204,102 $ 11,703,209
  *Adobe Systems, Inc....................................   156,329    4,838,383
 #*Advanced Micro Devices, Inc...........................   186,429    1,250,939
  *Akamai Technologies, Inc..............................    57,140    1,842,765
   Altera Corp...........................................   102,180    4,065,742
   Amphenol Corp.........................................    52,780    2,872,815
   Analog Devices, Inc...................................    94,887    3,712,928
  *Apple, Inc............................................   295,977  135,107,581
   Applied Materials, Inc................................   415,790    5,105,901
  *Autodesk, Inc.........................................    72,226    2,600,136
   Automatic Data Processing, Inc........................   155,629    8,525,357
  *BMC Software, Inc.....................................    54,200    1,964,208
  *Broadcom Corp.........................................   154,483    5,304,946
   CA, Inc...............................................   117,842    3,037,967
   Cisco Sytems, Inc..................................... 1,711,987   33,606,305
  *Citrix Systems, Inc...................................    59,391    3,872,887
  *Cognizant Technology Solutions Corp...................    96,211    6,903,139
   Computer Sciences Corp................................    49,379    1,275,460
   Corning, Inc..........................................   500,481    6,441,190
  *Dell, Inc.............................................   486,295    8,378,863
  *eBay, Inc.............................................   365,886   11,561,998
  *Electronic Arts, Inc..................................   105,544    1,959,952
  *EMC Corp..............................................   649,640   16,734,726
  *F5 Networks, Inc......................................    25,311    3,030,739
   Fidelity National Information Services, Inc...........    77,248    2,206,203
 #*First Solar, Inc......................................    18,715      791,270
  *Fiserv, Inc...........................................    44,856    2,820,994
  #FLIR Systems, Inc.....................................    49,676    1,279,157
  *Google, Inc...........................................    80,452   46,671,010
  #Harris Corp...........................................    36,878    1,511,998
   Hewlett-Packard Co....................................   632,765   17,704,765
  #Intel Corp............................................ 1,621,588   42,842,355
   International Business Machines Corp..................   375,339   72,290,291
  #Intuit, Inc...........................................    94,660    5,342,610
 #*Jabil Circuit, Inc....................................    58,343    1,322,052
 #*JDS Uniphase Corp.....................................    72,969      925,977
  *Juniper Networks, Inc.................................   167,510    3,505,984
  #KLA-Tencor Corp.......................................    53,075    2,713,725
  #Lexmark International, Inc............................    22,864      797,954
   Linear Technology Corp................................    72,533    2,416,800
  *LSI Corp..............................................   179,447    1,358,414
   MasterCard, Inc. Class A..............................    33,950   12,071,602
 #*Microchip Technology, Inc.............................    60,866    2,246,564
 #*Micron Technology, Inc................................   314,500    2,387,055
   Microsoft Corp........................................ 2,384,245   70,406,755
  #Molex, Inc............................................    43,667    1,154,555
  *Motorola Mobility Holdings, Inc.......................    83,940    3,242,602
   Motorola Solutions, Inc...............................    91,228    4,233,891
  *NetApp, Inc...........................................   114,200    4,309,908
  *Novellus Systems, Inc.................................    21,204      999,769
 #*NVIDIA Corp...........................................   194,466    2,872,263
   Oracle Corp........................................... 1,253,065   35,336,433
  #Paychex, Inc..........................................   102,708    3,235,302
   QUALCOMM, Inc.........................................   535,303   31,486,522
  *Red Hat, Inc..........................................    61,410    2,847,582
 #*SAIC, Inc.............................................    87,960    1,131,166
 #*Salesforce.com, Inc...................................    43,310    5,058,608
  *Sandisk Corp..........................................    76,523    3,510,875
  *Symantec Corp.........................................   234,755    4,035,438
  *TE Connectivity, Ltd..................................   135,169    4,609,263
 #*Teradata Corp.........................................    53,309    2,855,230

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
Information Technology -- (Continued)
 #*Teradyne, Inc...........................................  58,613 $    958,323
  #Texas Instruments, Inc.................................. 363,885   11,782,596
   Total System Services, Inc..............................  51,625    1,106,840
 #*VeriSign, Inc...........................................  50,655    1,877,274
  #Visa, Inc............................................... 161,961   16,299,755
  *Western Digital Corp....................................  74,451    2,706,294
   Western Union Co. (The)................................. 197,169    3,765,928
   Xerox Corp.............................................. 441,718    3,423,314
  #Xilinx, Inc.............................................  83,583    2,996,451
  *Yahoo!, Inc............................................. 394,982    6,110,372
                                                                    ------------
Total Information Technology...............................          741,258,225
                                                                    ------------
Materials -- (3.4%)
   Air Products & Chemicals, Inc...........................  67,023    5,900,035
   Airgas, Inc.............................................  21,757    1,717,280
  #Alcoa, Inc.............................................. 338,935    3,443,580
   Allegheny Technologies, Inc.............................  33,870    1,537,359
   Ball Corp...............................................  51,794    2,033,432
   Bemis Co., Inc..........................................  32,793    1,026,421
   CF Industries Holdings, Inc.............................  20,823    3,693,584
   Cliffs Natural Resources, Inc...........................  45,542    3,290,410
   Dow Chemical Co. (The).................................. 376,357   12,611,723
   E.I. du Pont de Nemours & Co............................ 294,228   14,973,263
   Eastman Chemical Co.....................................  43,811    2,204,570
   Ecolab, Inc.............................................  95,583    5,777,037
   FMC Corp................................................  22,426    2,078,442
   Freeport-McMoRan Copper & Gold, Inc. Class B............ 301,869   13,949,366
  #International Flavors & Fragrances, Inc.................  25,762    1,437,777
  #International Paper Co.................................. 139,187    4,334,283
   MeadWestavco Corp.......................................  54,373    1,600,741
   Monsanto Co............................................. 170,505   13,989,935
   Mosaic Co. (The)........................................  94,818    5,306,963
   Newmont Mining Corp..................................... 157,577    9,687,834
   Nucor Corp.............................................. 100,856    4,487,083
   *Owens-Illinois, Inc....................................  52,304    1,257,911
   PPG Industries, Inc.....................................  49,176    4,405,186
   Praxair, Inc............................................  95,460   10,137,852
   Sealed Air Corp.........................................  61,149    1,218,700
   Sherwin-Williams Co.....................................  27,425    2,674,760
  #Sigma-Aldrich Corp......................................  38,354    2,609,606
 #*SunCoke Energy, Inc.....................................  18,034      242,199
  #Titanium Metals Corp....................................  26,219      403,248
  #United States Steel Corp................................  45,857    1,384,423
  #Vulcan Materials Co.....................................  41,154    1,805,014
   Weyerhaeuser Co......................................... 170,825    3,419,916
                                                                    ------------
Total Materials............................................          144,639,933
                                                                    ------------
Real Estate Investment Trusts -- (1.7%)
  *American Tower Corp..................................... 125,161    7,948,975
  #Apartment Investment & Management Co. Class A...........  38,506      945,707
  #AvalonBay Communities, Inc..............................  30,278    4,118,111
   Boston Properties, Inc..................................  47,013    4,891,703
   Equity Residential......................................  94,463    5,625,272
   HCP, Inc................................................ 129,862    5,458,100
  #Health Care REIT, Inc...................................  60,435    3,457,486
  #Host Hotels & Resorts, Inc.............................. 224,905    3,692,940
  #Kimco Realty Corp....................................... 129,593    2,365,072
  #ProLogis, Inc........................................... 145,933    4,627,535
   Public Storage..........................................  45,214    6,278,416
   Simon Property Group, Inc...............................  93,560   12,711,062
   Ventas, Inc.............................................  91,690    5,346,444

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES       VALUE+
                                                       ---------- --------------
Real Estate Investment Trusts -- (Continued)
  #Vornado Realty Trust...............................     58,753 $    4,751,943
                                                                  --------------
Total Real Estate Investment Trusts...................                72,218,766
                                                                  --------------
Telecommunication Services -- (2.4%)
   AT&T, Inc..........................................  1,887,183     55,502,052
   CenturyLink, Inc...................................    196,681      7,283,097
  #Frontier Communications Corp.......................    316,905      1,356,353
  *MetroPCS Communications, Inc.......................     93,444        826,045
  *Sprint Nextel Corp.................................    954,042      2,022,569
   Verizon Communications, Inc........................    901,583     33,953,616
  #Windstream Corp....................................    185,596      2,240,144
                                                                  --------------
Total Telecommunication Services......................               103,183,876
                                                                  --------------
Utilities -- (3.2%)
 #*AES Corp...........................................    205,322      2,619,909
  #AGL Resources, Inc.................................     37,172      1,543,010
   Ameren Corp........................................     77,142      2,440,773
   American Electric Power Co., Inc...................    153,787      6,083,814
   CenterPoint Energy, Inc............................    135,641      2,505,289
  #CMS Energy Corp....................................     80,249      1,751,836
   Consolidated Edison, Inc...........................     93,277      5,499,612
   Constellation Energy Group, Inc....................     64,188      2,338,369
   Dominion Resources, Inc............................    181,396      9,077,056
   DTE Energy Co......................................     53,898      2,867,913
  #Duke Energy Corp...................................    424,418      9,044,348
   Edison International, Inc..........................    103,756      4,258,146
   Entergy Corp.......................................     56,085      3,891,177
  #Exelon Corp........................................    211,141      8,399,189
   FirstEnergy Corp...................................    133,184      5,623,028
  #Integrys Energy Group, Inc.........................     24,811      1,287,939
   NextEra Energy, Inc................................    134,559      8,053,356
  #NiSource, Inc......................................     89,521      2,034,812
   Northeast Utilities, Inc...........................     56,377      1,959,101
  *NRG Energy, Inc....................................     73,234      1,236,190
   ONEOK, Inc.........................................     32,797      2,727,399
  #Pepco Holdings, Inc................................     72,275      1,420,926
  #PG&E Corp..........................................    129,255      5,255,508
   Pinnacle West Capital Corp.........................     34,768      1,643,136
   PPL Corp...........................................    184,163      5,117,890
   Progress Energy, Inc...............................     93,946      5,104,086
   Public Service Enterprise Group, Inc...............    161,108      4,888,017
  #SCANA Corp.........................................     36,746      1,647,323
   Sempra Energy......................................     76,320      4,342,608
  #Southern Co. (The).................................    274,487     12,505,628
  #TECO Energy, Inc...................................     68,711      1,240,234
   Wisconsin Energy Corp..............................     73,648      2,504,032
   Xcel Energy, Inc...................................    154,437      4,108,024
                                                                  --------------
Total Utilities.......................................               135,019,678
                                                                  --------------
TOTAL COMMON STOCKS...................................             3,783,025,711
                                                                  --------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp................        451            902
                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares............................. 58,619,731     58,619,731
                                                                  --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@DFA Short Term Investment Fund.................  414,672,508 $  414,672,508
  @Repurchase Agreement, UBS Securities LLC 0.20%,
    02/01/12 (Collateralized by $9,092,594 U.S.
    Treasury Bond 0.500%, 08/15/14 & 1.375%,
    03/15/12, valued at $9,132,630) to be
    repurchased at $8,914,353...................... $      8,914      8,914,303
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 423,586,811
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,924,794,116)^^..........................              $4,265,233,155
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  409,533,019           --   --    $  409,533,019
   Consumer Staples.........    411,153,780           --   --       411,153,780
   Energy...................    451,079,971           --   --       451,079,971
   Financials...............    458,179,699           --   --       458,179,699
   Health Care..............    442,380,242           --   --       442,380,242
   Industrials..............    414,378,522           --   --       414,378,522
   Information Technology...    741,258,225           --   --       741,258,225
   Materials................    144,639,933           --   --       144,639,933
   Real Estate Investment
     Trusts.................     72,218,766           --   --        72,218,766
   Telecommunication
     Services...............    103,183,876           --   --       103,183,876
   Utilities................    135,019,678           --   --       135,019,678
Preferred Stocks
   Consumer Discretionary...            902           --   --               902
Temporary Cash Investments..     58,619,731           --   --        58,619,731
Securities Lending
  Collateral................             -- $423,586,811   --       423,586,811
Future Contracts**..........      2,682,920           --   --         2,682,920
                             -------------- ------------   --    --------------
TOTAL....................... $3,844,329,264 $423,586,811   --    $4,267,916,075
                             ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           SCHEDULES OF INVESTMENTS

                               JANUARY 31, 2012

                                  (UNAUDITED)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                       VALUE+
                                                                    ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company......................................... $112,296,021
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $85,365,006)^^.......................................... $112,296,021
                                                                    ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                      VALUE+
                                                                  --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company....................................... $1,904,782,372
                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,490,165,197)^^..................................... $1,904,782,372
                                                                  ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company................................. $62,789,975
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $45,731,993)^^.......................................... $62,789,975
                                                                    ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.............................. $5,326,480,879
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $4,987,331,468)^^.................................... $5,326,480,879
                                                                 ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company................................ $105,252,974
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $95,389,725)^^......................................... $105,252,974
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.............................. $1,189,497,880
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,099,303,095)^^.................................... $1,189,497,880
                                                                 ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $302,093,049
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $273,936,900)^^............................. $302,093,049
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Tax-Managed U.S. Marketwide Value
        Series of The DFA Investment Trust Company........... $868,640,432
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $740,525,969)^^............................. $868,640,432
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                         EMERGING MARKETS PORTFOLIO II

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Emerging Markets Series of The DFA
        Investment Trust Company............................. $124,426,321
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $45,112,855)^^.............................. $124,426,321
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of January 31, 2012 located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                         JANUARY 31, 2012 (UNAUDITED)

                                                              FACE
                                                             AMOUNT    VALUE+
                                                            -------- -----------
                                                             (000)
AGENCY OBLIGATIONS -- (56.5%)
Federal Farm Credit Bank
   0.850%, 04/15/13........................................ $  1,200 $ 1,208,417
Federal Home Loan Bank
   1.000%, 03/27/13........................................    3,200   3,228,314
   0.375%, 11/27/13........................................      900     900,101
Federal Home Loan Mortgage Corporation
   0.750%, 03/28/13........................................    2,300   2,313,834
   1.625%, 04/15/13........................................    8,900   9,047,696
   3.500%, 05/29/13........................................    2,100   2,190,006
   4.500%, 07/15/13........................................      500     530,588
Federal National Mortgage Association
   0.750%, 02/26/13........................................    5,400   5,430,861
   4.375%, 03/15/13........................................    1,250   1,307,976
   3.250%, 04/09/13........................................    2,700   2,798,798
   1.750%, 05/07/13........................................   11,400  11,608,369
   0.750%, 12/18/13........................................    9,800   9,874,108
                                                                     -----------
TOTAL AGENCY OBLIGATIONS...................................           50,439,068
                                                                     -----------
BONDS -- (40.7%)
Bank of Nova Scotia
   2.250%, 01/22/13........................................    2,000   2,033,470
Berkshire Hathaway Finance Corp.
   5.000%, 08/15/13........................................    1,000   1,068,186
BNP Paribas SA
   2.125%, 12/21/12........................................    2,100   2,100,439
General Electric Capital Corp.
   5.400%, 09/20/13........................................    2,000   2,136,246
International Bank for Reconstruction & Development
   0.800%, 07/13/12........................................    2,000   2,004,012
Japan Finance Corp.
   1.500%, 07/06/12........................................      700     703,224
   2.125%, 11/05/12........................................    1,600   1,617,942
Johnson & Johnson
   0.700%, 05/15/13........................................    1,000   1,006,160
JPMorgan Chase & Co.
   2.050%, 01/24/14........................................    1,000   1,013,302
Kreditanstalt fur Wiederaufbau AG
   3.500%, 05/16/13........................................    1,800   1,865,135
Landwirtschaftliche Rentenbank AG
   3.250%, 03/15/13........................................    1,000   1,026,962
Manitoba, Province of Canada
   2.125%, 04/22/13........................................    1,000   1,018,878
Nordea Bank Finland P.L.C. Floating Rate Note (r)
   1.023%, 04/05/13........................................    2,000   1,990,304
Ontario Electricity Financial Corp.
   7.450%, 03/31/13........................................    2,000   2,149,852
Ontario, Province of Canada
   1.875%, 11/19/12........................................    1,000   1,011,013
Royal Bank of Canada
   2.250%, 03/15/13........................................    1,500   1,520,966
   2.100%, 07/29/13........................................      500     510,582
Svenska Handelsbanken Floating Rate Note (r)
   1.023%, 08/30/13........................................    2,000   1,999,664
Toyota Motor Credit Corp.
   1.900%, 12/05/12........................................      500     506,149
   1.375%, 08/12/13........................................    1,600   1,610,779
U.S. Bancorp
   2.000%, 06/14/13........................................      800     815,859
Wal-Mart Stores, Inc.
   4.550%, 05/01/13........................................    2,250   2,368,130
Wells Fargo & Co.
   5.250%, 10/23/12........................................    1,150   1,187,518
   4.375%, 01/31/13........................................      900     933,581
Westpac Banking Corp., Ltd.
   2.250%, 11/19/12........................................    2,100   2,126,403
                                                                     -----------
TOTAL BONDS................................................           36,324,756
                                                                     -----------
COMMERCIAL PAPER -- (2.2%)
Standard Chartered Bank
   0.511%, 03/21/12........................................    2,000   1,999,075
                                                                     -----------

                                                             SHARES
                                                            --------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares..................................  530,843     530,843
                                                                     -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $89,021,859)^^....................................          $89,293,742
                                                                     ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                    VALUATION INPUTS
                                        ----------------------------------------
                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ----------------------------------------
                                        LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                        -------- ----------- ------- -----------
Agency Obligations.....................       -- $50,439,068   --    $50,439,068
Bonds..................................       --  36,324,756   --     36,324,756
Commercial Paper.......................       --   1,999,075   --      1,999,075
Temporary Cash Investments............. $530,843          --   --        530,843
                                        -------- -----------   --    -----------
TOTAL.................................. $530,843 $88,762,899   --    $89,293,742
                                        ======== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT     VALUE+
                                                           -------- ------------
                                                            (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Home Loan Bank
   1.875%, 06/21/13....................................... $ 20,400 $ 20,848,208
   1.000%, 09/13/13.......................................   12,000   12,126,756
   4.500%, 09/16/13.......................................   10,000   10,672,660
   3.625%, 10/18/13.......................................   32,500   34,302,288
   0.375%, 11/27/13.......................................   34,000   34,003,808
   4.875%, 11/27/13.......................................    2,400    2,596,675
   3.125%, 12/13/13.......................................   18,210   19,140,913
   0.875%, 12/27/13.......................................   29,500   29,783,348
                                                                    ------------
TOTAL AGENCY OBLIGATIONS..................................           163,474,656
                                                                    ------------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.6%)
  BlackRock Liquidity Funds FedFund Portfolio.............  927,646      927,646
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $164,143,963)^^...................................          $164,402,302
                                                                    ============

Summary of inputs used to value the Portfolio's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                                 ------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                 -------- ------------ ------- ------------
     Agency Obligations.........       -- $163,474,656   --    $163,474,656
     Temporary Cash Investments. $927,646           --   --         927,646
                                 -------- ------------   --    ------------
     TOTAL...................... $927,646 $163,474,656   --    $164,402,302
                                 ======== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................ 78,751,181 $  880,438,204
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................ 55,715,693    553,813,988
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................ 26,125,408    296,262,127
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.............  8,734,107    168,306,242
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................  1,233,256     30,276,435
Investment in The Canadian Small Company Series
  The DFA Investment Trust Company...................                     1,055
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
   COMPANIES
     (Cost $1,672,830,317)...........................             1,929,098,051
                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $1,223,213)..................................  1,223,213      1,223,213
                                                                 --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $1,674,053,530)^^.........................            $1,930,321,264
                                                                 ==============

Summary of inputs used to value the Global Fund's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                                   ---------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                      LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                   -------------- ------- ------- --------------
Affiliated Investment Companies... $1,929,098,051   --      --    $1,929,098,051
Temporary Cash Investments........      1,223,213   --      --         1,223,213
                                   --------------   --      --    --------------
TOTAL............................. $1,930,321,264   --      --    $1,930,321,264
                                   ==============   ==      ==    ==============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................ 30,781,758 $  344,140,054
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................ 21,354,675    212,265,470
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 17,765,985    181,746,027
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 11,103,465    120,472,595
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................  9,915,892    112,446,215
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc...  3,347,972     64,515,420
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc...  4,773,380     59,714,984
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc...  5,596,410     59,489,838
Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc...  5,385,571     59,348,992
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc...    443,618     10,890,822
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $1,134,779,092).................             1,225,030,417
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $182,049)....................................    182,049        182,049
                                                                 --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $1,134,961,141)^^.........................            $1,225,212,466
                                                                 ==============

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of inputs used to value the Global Fund's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,225,030,417   --      --    $1,225,030,417
Temporary Cash Investments.......        182,049   --      --           182,049
                                  --------------   --      --    --------------
TOTAL............................ $1,225,212,466   --      --    $1,225,212,466
                                  ==============   ==      ==    ==============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc....... 9,497,469 $ 95,924,437
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc....... 8,840,962   95,924,438
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc....... 3,868,965   48,400,752
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,341,310   37,355,846
Investment in International Core Equity
  Portfolio of DFA Investment Dimensions Group Inc....... 2,363,688   23,495,059
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,086,812   12,324,448
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc.......   375,088    7,227,946
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc.......    52,054    1,277,926
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $298,067,883).................................            321,930,852
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $427,624)........................................   427,624      427,624
                                                                    ------------
   TOTAL INVESTMENTS - (100.0%) (Cost $298,495,507)^^....           $322,358,476
                                                                    ============

Summary of inputs used to value the Global Fund's investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                    -----------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
  Affiliated Investment Companies.. $321,930,852   --      --    $321,930,852
  Temporary Cash Investments.......      427,624   --      --         427,624
                                    ------------   --      --    ------------
  TOTAL............................ $322,358,476   --      --    $322,358,476
                                    ============   ==      ==    ============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2012, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

   The shares of the Master Funds held by Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies for federal income tax purposes. The Global Funds' investment in partnerships reflect their proportionate interest in the net assets of their corresponding partnerships. At January 31, 2012, the Global Funds held no investments in partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   A summary of the inputs used to value the Portfolios' investments by each major security type and/or industry is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 for the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

   1. Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio, LWAS/DFA Two-Year Government Portfolio and the Global Funds may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2012.

   2. Futures Contracts: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2012, the following Portfolios had outstanding futures contracts (dollar amounts in thousands)

                                                                                         APPROXIMATE
                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION       DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                              -------------    ---------- --------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500 Index(R) 3/16/2012     198    $64,756    $2,682      $4,200

FEDERAL TAX COST

   At January 31, 2012, the total cost of securities for federal income tax purposes was:

         U.S. Large Company Portfolio................... $3,254,407,422
         U.S. Large Cap Value Portfolio II..............     85,368,479
         U.S. Large Cap Value Portfolio III.............  1,490,224,108
         LWAS/DFA U.S. High Book to Market Portfolio....     45,733,936
         DFA International Value Portfolio..............  4,987,486,129
         DFA International Value Portfolio II...........     95,392,781
         DFA International Value Portfolio III..........  1,099,337,633
         DFA International Value Portfolio IV...........    273,945,671
         Tax-Managed U.S. Marketwide Value Portfolio II.    740,718,617
         Emerging Markets Portfolio II..................     45,205,975
         LWAS/DFA Two-Year Fixed Income Portfolio.......     89,021,859
         LWAS/DFA Two-Year Government Portfolio.........    164,143,963
         Global Equity Portfolio........................  1,784,815,013
         Global 60/40 Portfolio.........................  1,144,994,833
         Global 25/75 Portfolio.........................    301,968,590

OTHER

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendment to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                            SHARES       VALUE+
                                                          ---------- --------------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (14.8%)
  #Best Buy Co., Inc.....................................    325,732 $    7,801,281
   Carnival Corp.........................................  2,385,423     72,039,775
  #CBS Corp. Class A.....................................      7,236        211,653
   CBS Corp. Class B.....................................  3,081,328     87,756,221
  *Clear Channel Outdoor Holdings, Inc. Class A..........    168,716      2,041,464
   Comcast Corp. Class A................................. 10,008,890    266,136,385
  #Comcast Corp. Special Class A.........................  3,843,964     97,982,642
  #D.R. Horton, Inc......................................  1,448,033     20,156,619
  #Dillard's, Inc. Class A...............................    105,055      4,648,684
 #*Education Management Corp.............................      2,149         54,864
  #Foot Locker, Inc......................................    579,754     15,212,745
 #*GameStop Corp. Class A................................    610,703     14,266,022
   Gannett Co., Inc......................................    160,804      2,278,593
 #*General Motors Co.....................................    500,271     12,016,509
 #*Hyatt Hotels Corp. Class A............................     17,122        729,740
  #J.C. Penney Co., Inc..................................  1,078,085     44,794,432
  #Lennar Corp. Class A..................................    802,616     17,248,218
   Lennar Corp. Class B Voting...........................      4,809         82,763
  *Liberty Interactive Corp. Class A.....................  3,316,465     56,777,881
  *Liberty Media Corp. - Liberty Capital Class A.........     65,287      5,380,302
   Macy's, Inc...........................................    149,221      5,027,256
 #*MGM Resorts International.............................  2,598,118     33,905,440
 #*Mohawk Industries, Inc................................    392,417     24,000,224
  #News Corp. Class A....................................  9,024,175    169,925,215
   News Corp. Class B....................................  3,247,295     63,224,834
 #*Orchard Supply Hardware Stores Corp. Class A..........     26,901        485,025
 #*Penn National Gaming, Inc.............................    221,289      9,059,572
 #*PulteGroup, Inc.......................................     20,241        150,795
  #Royal Caribbean Cruises, Ltd..........................  1,043,290     28,356,622
 #*Sears Holdings Corp...................................    595,638     25,106,142
  #Service Corp. International...........................    213,116      2,365,588
  #Staples, Inc..........................................    663,884      9,712,623
   Time Warner Cable, Inc................................  2,004,056    147,739,008
  #Time Warner, Inc......................................  5,908,159    218,956,373
  *Toll Brothers, Inc....................................    912,316     19,897,612
  #Washington Post Co. Class B...........................     36,180     13,701,728
   Wendy's Co. (The).....................................    224,200      1,051,498
  #Whirlpool Corp........................................    213,025     11,571,518
  #Wyndham Worldwide Corp................................    879,722     34,977,747
                                                                     --------------
Total Consumer Discretionary.............................             1,546,831,613
                                                                     --------------
Consumer Staples -- (8.7%)
   Archer-Daniels-Midland Co.............................  3,155,848     90,351,928
  #Bunge, Ltd............................................    531,238     30,424,000
 #*Constellation Brands, Inc. Class A....................    933,566     19,511,529
  *Constellation Brands, Inc. Class B....................        153          3,198
  #Corn Products International, Inc......................    144,538      8,020,414
   CVS Caremark Corp.....................................  6,782,368    283,163,864
   Fortune Brands, Inc...................................    750,571     39,262,369
  #J.M. Smucker Co.......................................    567,540     44,710,801
   Kraft Foods, Inc. Class A.............................  6,937,764    265,716,361
  #Molson Coors Brewing Co. Class B......................    802,754     34,430,119
  *Ralcorp Holdings, Inc.................................    218,241     19,085,175
  #Safeway, Inc..........................................  1,082,518     23,793,746
 #*Smithfield Foods, Inc.................................    780,989     17,439,484
   Tyson Foods, Inc. Class A.............................  1,845,901     34,407,595
                                                                     --------------
Total Consumer Staples...................................               910,320,583
                                                                     --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                            SHARES       VALUE+
                                                          ---------- --------------
Energy -- (16.7%)
   Anadarko Petroleum Corp...............................  2,574,876 $  207,843,991
   Apache Corp...........................................    971,228     96,035,025
   Baker Hughes, Inc.....................................     27,157      1,334,223
   Cabot Oil & Gas Corp..................................     28,870        920,953
  #Chesapeake Energy Corp................................  3,267,150     69,034,880
   Chevron Corp..........................................  1,037,175    106,911,999
   ConocoPhillips........................................  5,710,341    389,502,360
 #*Denbury Resources, Inc................................  1,392,093     26,254,874
  #Devon Energy Corp.....................................    979,281     62,487,921
  #Helmerich & Payne, Inc................................    513,387     31,681,112
   Hess Corp.............................................  1,567,373     88,243,100
  #Marathon Oil Corp.....................................  3,625,708    113,810,974
   Marathon Petroleum Corp...............................  1,791,952     68,488,405
  #Murphy Oil Corp.......................................    679,914     40,522,874
  *Nabors Industries, Ltd................................  1,355,841     25,245,759
   National Oilwell Varco, Inc...........................  1,891,996    139,969,864
  *Noble Corp............................................    366,891     12,782,482
  #Patterson-UTI Energy, Inc.............................    732,485     13,821,992
   Pioneer Natural Resources Co..........................    550,341     54,648,861
  *Plains Exploration & Production Co....................    664,529     25,066,034
  #QEP Resources, Inc....................................    431,083     12,346,217
  *Rowan Cos., Inc.......................................    595,894     20,266,355
   Teekay Corp...........................................        300          8,226
 #*Tesoro Corp...........................................    605,336     15,151,560
  #Tidewater, Inc........................................    276,715     14,901,103
   Transocean, Ltd.......................................    278,643     13,179,814
 #*Unit Corp.............................................     23,478      1,062,380
  #Valero Energy Corp....................................  2,806,975     67,339,330
  *Weatherford International, Ltd........................  1,009,406     16,897,456
  *Whiting Petroleum Corp................................     67,650      3,388,588
                                                                     --------------
Total Energy.............................................             1,739,148,712
                                                                     --------------
Financials -- (16.6%)
  *Allegheny Corp........................................     17,416      5,039,320
   Allied World Assurance Co. Holdings AG................    188,355     11,589,483
   Allstate Corp. (The)..................................  1,403,172     40,481,512
   Alterra Capital Holdings, Ltd.........................     35,444        856,681
 #*American Capital, Ltd.................................    788,816      6,484,068
   American Financial Group, Inc.........................    582,168     21,348,101
  *American International Group, Inc.....................    225,725      5,667,955
   American National Insurance Co........................     92,565      6,743,360
   Assurant, Inc.........................................    493,401     19,538,680
   Assured Guaranty, Ltd.................................      7,543        116,992
   Axis Capital Holdings, Ltd............................    613,817     18,893,287
   Bank of America Corp.................................. 23,609,592    168,336,391
   Bank of New York Mellon Corp. (The)...................     32,082        645,811
   Capital One Financial Corp............................  2,402,805    109,928,329
  #Cincinnati Financial Corp.............................     20,753        678,208
  *CIT Group, Inc........................................    141,327      5,390,212
   Citigroup, Inc........................................  7,841,714    240,897,454
   CME Group, Inc........................................    319,869     76,611,824
   CNA Financial Corp....................................  1,544,588     42,522,508
 #*E*Trade Financial Corp................................     57,660        472,235
   Everest Re Group, Ltd.................................    231,133     19,738,758
  *Genworth Financial, Inc. Class A......................  2,390,330     18,429,444
   Hartford Financial Services Group, Inc................  2,160,202     37,846,739
  #Hudson City Bancorp, Inc..............................      1,765         11,878
   JPMorgan Chase & Co...................................  1,496,828     55,831,684
   KeyCorp...............................................  3,863,464     30,019,115
  #Legg Mason, Inc.......................................    721,237     18,369,906
  #Lincoln National Corp.................................  1,587,360     34,191,734

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                            SHARES       VALUE+
                                                          ---------- --------------
Financials -- (Continued)
   Loews Corp............................................  2,340,216 $   87,313,459
   MetLife, Inc..........................................  4,759,859    168,165,818
   Morgan Stanley........................................  3,076,864     57,383,514
  *NASDAQ OMX Group, Inc. (The)..........................    840,414     20,825,459
  #Old Republic International Corp.......................  1,371,493     13,550,351
   PartnerRe, Ltd........................................    186,014     12,169,036
   People's United Financial, Inc........................     38,007        468,626
   PNC Financial Services Group, Inc.....................         22          1,296
  *Popular, Inc..........................................      5,683          8,922
   Principal Financial Group, Inc........................    461,260     12,597,011
  #Prudential Financial, Inc.............................  2,340,342    133,961,176
   Regions Financial Corp................................  5,735,171     29,937,593
  #Reinsurance Group of America, Inc.....................    428,134     23,329,022
   SunTrust Banks, Inc...................................  2,564,707     52,756,023
   Transatlantic Holdings, Inc...........................    296,194     16,423,957
  #Unum Group............................................  1,898,589     43,344,787
   Validus Holdings, Ltd.................................    329,771     10,575,756
   White Mountains Insurance Group, Ltd..................     33,758     15,232,960
   XL Group P.L.C........................................  1,435,288     29,093,288
  #Zions Bancorporation..................................    777,171     13,087,560
                                                                     --------------
Total Financials.........................................             1,736,907,283
                                                                     --------------
Health Care -- (9.2%)
   Aetna, Inc............................................  1,957,594     85,546,858
 #*Alere, Inc............................................    154,334      3,727,166
 #*Boston Scientific Corp................................  6,689,559     39,869,772
  *CareFusion Corp.......................................    917,825     21,981,909
   Cigna Corp............................................     14,351        643,355
  *Community Health Systems, Inc.........................        242          4,525
 #*Coventry Health Care, Inc.............................    670,877     20,173,271
 #*Endo Pharmaceuticals Holdings, Inc....................    165,930      6,167,618
  *Forest Laboratories, Inc..............................     67,910      2,158,180
  *Hologic, Inc..........................................  1,229,548     25,070,484
   Humana, Inc...........................................    712,843     63,457,284
  *Life Technologies Corp................................     19,795        958,672
  #Omnicare, Inc.........................................    602,337     19,774,724
   PerkinElmer, Inc......................................    438,767     10,521,633
  #Pfizer, Inc........................................... 17,801,084    380,943,198
  #Teleflex, Inc.........................................     89,297      5,464,083
  *Thermo Fisher Scientific, Inc.........................  1,994,284    105,497,624
   WellPoint, Inc........................................  2,580,122    165,953,447
                                                                     --------------
Total Health Care........................................               957,913,803
                                                                     --------------
Industrials -- (14.0%)
 #*AECOM Technology Corp.................................     60,610      1,387,363
 #*AGCO Corp.............................................    252,065     12,837,670
  *CNH Global N.V........................................        952         39,736
   Covanta Holding Corp..................................    106,739      1,525,300
   CSX Corp..............................................  6,342,908    143,032,575
   FedEx Corp............................................     53,779      4,920,241
 #*Fortune Brands Home & Security, Inc...................    742,497     13,788,169
   General Electric Co................................... 21,867,055    409,132,599
 #*Hertz Global Holdings, Inc............................    876,229     11,916,714
 #*Ingersoll-Rand P.L.C..................................    838,990     29,314,311
  *KAR Auction Services, Inc.............................        245          3,611
  #L-3 Communications Holdings, Inc......................    407,736     28,843,245
  #Norfolk Southern Corp.................................  2,045,548    147,688,566
  #Northrop Grumman Corp.................................  1,627,982     94,504,355
 #*Owens Corning, Inc....................................    589,248     19,887,120
  #Pentair, Inc..........................................    357,602     13,166,906
 #*Quanta Services, Inc..................................    473,806     10,234,210

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                            SHARES       VALUE+
                                                          ---------- --------------
Industrials -- (Continued)
  #R. R. Donnelley & Sons Co.............................    669,338 $    7,603,680
  #Raytheon Co...........................................    188,494      9,045,827
   Republic Services, Inc................................  1,061,717     31,087,074
   Ryder System, Inc.....................................    297,607     16,749,322
  #Southwest Airlines Co.................................  4,290,532     41,103,297
   SPX Corp..............................................        316         22,003
   Stanley Black & Decker, Inc...........................    528,407     37,083,603
  #Trinity Industries, Inc...............................      2,800         88,088
   Tyco International, Ltd...............................  1,433,965     73,060,517
   Union Pacific Corp....................................  2,552,964    291,829,315
  *URS Corp..............................................    378,541     15,576,962
                                                                     --------------
Total Industrials........................................             1,465,472,379
                                                                     --------------
Information Technology -- (3.3%)
  #Activision Blizzard, Inc..............................  2,612,644     32,240,026
 #*Arrow Electronics, Inc................................    568,882     23,489,138
  *Avnet, Inc............................................    711,662     24,815,654
   AVX Corp..............................................    292,217      3,845,576
 #*Brocade Communications Systems, Inc...................    419,260      2,352,049
  #Computer Sciences Corp................................    897,932     23,193,584
   Corning, Inc..........................................  1,862,728     23,973,309
  #Fidelity National Information Services, Inc...........  1,328,465     37,940,960
   Hewlett-Packard Co....................................    531,045     14,858,639
  #IAC/InterActiveCorp...................................    540,265     23,269,214
  *Ingram Micro, Inc. Class A............................    911,755     17,305,110
 #*Micron Technology, Inc................................  3,193,681     24,240,039
   Molex, Inc. Class A...................................        183          4,006
 #*Tech Data Corp........................................     18,421        956,418
  *Western Digital Corp..................................    773,008     28,098,841
   Xerox Corp............................................  5,490,094     42,548,228
 #*Yahoo!, Inc...........................................  1,444,811     22,351,226
                                                                     --------------
Total Information Technology.............................               345,482,017
                                                                     --------------
Materials -- (2.7%)
  #Alcoa, Inc............................................  5,357,434     54,431,529
  #Ashland, Inc..........................................    376,837     23,763,341
   Cliffs Natural Resources, Inc.........................    109,715      7,926,909
  *Coeur d'Alene Mines Corp..............................     80,030      2,213,630
   Cytec Industries, Inc.................................     66,976      3,339,423
  #Domtar Corp...........................................    199,193     17,206,291
   Huntsman Corp.........................................     56,811        723,204
   International Paper Co................................  2,299,481     71,605,838
  *LyondellBasell Industries NV Class A..................     15,558        670,550
  #MeadWestavco Corp.....................................    988,501     29,101,469
  #Nucor Corp............................................     72,514      3,226,148
  #Reliance Steel & Aluminum Co..........................    363,907     19,359,852
  #Rock-Tenn Co. Class A.................................     62,385      3,859,136
   Sealed Air Corp.......................................    234,893      4,681,418
  #Steel Dynamics, Inc...................................    893,527     14,251,756
  *SunCoke Energy, Inc...................................          1              9
  #United States Steel Corp..............................     97,681      2,948,989
  #Vulcan Materials Co...................................    576,439     25,282,615
  #Westlake Chemical Corp................................     11,549        675,039
                                                                     --------------
Total Materials..........................................               285,267,146
                                                                     --------------
Telecommunication Services -- (5.9%)
   AT&T, Inc............................................. 13,051,618    383,848,085
  #CenturyLink, Inc......................................  2,198,659     81,416,343
  #Frontier Communications Corp..........................  1,781,243      7,623,720
  *MetroPCS Communications, Inc..........................  1,453,136     12,845,722

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                            SHARES         VALUE+
                                                          ------------ ---------------
Telecommunication Services -- (Continued)
 #*NII Holdings, Inc.....................................      110,211 $     2,216,343
  *Sprint Nextel Corp....................................   13,961,200      29,597,744
 #*Telephone & Data Systems, Inc.........................      562,342      14,789,588
 #*United States Cellular Corp...........................      265,925      12,197,980
  #Verizon Communications, Inc...........................    1,811,751      68,230,543
                                                                       ---------------
Total Telecommunication Services.........................                  612,766,068
                                                                       ---------------
Utilities -- (1.2%)
 #*AES Corp..............................................    2,200,646      28,080,243
  *Calpine Corp..........................................    1,267,319      18,502,857
  *NRG Energy, Inc.......................................      987,176      16,663,531
   Public Service Enterprise Group, Inc..................    1,927,118      58,468,760
                                                                       ---------------
Total Utilities..........................................                  121,715,391
                                                                       ---------------
TOTAL COMMON STOCKS......................................                9,721,824,995
                                                                       ---------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp...................       21,756          43,512
                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares................................   14,766,497      14,766,497
                                                                       ---------------
                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                          ------------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@DFA Short Term Investment Fund.......................  710,917,448     710,917,448
   @Repurchase Agreement, UBS Securities LLC 0.20%,
     02/01/12 (Collateralized by $938,961 U.S. Treasury
     Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at
     $943,095) to be repurchased at $920,554............. $        921         920,549
                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL......................                  711,837,997
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,370,356,614)^^................................              $10,448,473,001
                                                                       ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                               ---------------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $1,546,831,613           --   --    $ 1,546,831,613
   Consumer Staples...........    910,320,583           --   --        910,320,583
   Energy.....................  1,739,148,712           --   --      1,739,148,712
   Financials.................  1,736,907,283           --   --      1,736,907,283
   Health Care................    957,913,803           --   --        957,913,803
   Industrials................  1,465,472,379           --   --      1,465,472,379
   Information Technology.....    345,482,017           --   --        345,482,017
   Materials..................    285,267,146           --   --        285,267,146
   Telecommunication Services.    612,766,068           --   --        612,766,068
   Utilities..................    121,715,391           --   --        121,715,391
Preferred Stocks
   Consumer Discretionary.....         43,512           --   --             43,512
Temporary Cash Investments....     14,766,497           --   --         14,766,497
Securities Lending Collateral.             -- $711,837,997   --        711,837,997
                               -------------- ------------   --    ---------------
TOTAL......................... $9,736,635,004 $711,837,997   --    $10,448,473,001
                               ============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- ------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (4.9%)
   Alumina, Ltd.......................................... 2,919,489 $  3,969,063
  #Alumina, Ltd. Sponsored ADR...........................   172,484      938,313
   Amcor, Ltd............................................   747,124    5,582,757
   Amcor, Ltd. Sponsored ADR.............................    77,103    2,296,898
   Asciano Group, Ltd.................................... 1,275,861    6,363,432
   Australia & New Zealand Banking Group, Ltd............ 1,007,475   22,915,279
  #Bank of Queensland, Ltd...............................   340,897    2,740,870
   Bendigo Bank, Ltd.....................................   573,155    5,041,771
  #Boral, Ltd............................................ 1,547,524    6,634,489
   Caltex Australia, Ltd.................................   351,425    4,745,955
   Crown, Ltd............................................   957,925    8,227,433
  *Downer EDI, Ltd.......................................   132,490      507,773
  *Echo Entertainment Group, Ltd......................... 1,526,918    5,860,776
  #Fairfax Media, Ltd.................................... 4,500,769    3,535,372
  #Harvey Norman Holdings, Ltd...........................   991,617    2,167,917
   Incitec Pivot, Ltd.................................... 4,149,937   14,134,960
   Insurance Australia Group, Ltd........................ 1,979,602    6,116,704
   Lend Lease Group NL...................................   773,285    6,034,344
   Macquarie Group, Ltd..................................   568,086   15,368,243
   National Australia Bank, Ltd.......................... 1,749,697   44,287,178
   New Hope Corp., Ltd...................................    51,436      307,067
   OneSteel, Ltd......................................... 2,331,726    1,831,342
   Origin Energy, Ltd.................................... 2,282,669   33,305,008
   OZ Minerals, Ltd......................................   497,884    5,763,361
   Primary Health Care, Ltd..............................    28,910       91,313
  *Qantas Airways, Ltd................................... 2,850,317    4,765,110
  *Rio Tinto, Ltd........................................    39,212    2,876,976
   Santos, Ltd........................................... 1,552,780   22,167,766
  #Seven Group Holdings, Ltd.............................   326,621    2,721,284
   Sims Metal Management, Ltd............................   124,128    1,983,296
  #Sims Metal Management, Ltd. Sponsored ADR.............   124,013    1,982,968
   Sonic Healthcare, Ltd.................................   329,113    3,925,345
   Suncorp Group, Ltd.................................... 3,142,301   28,024,564
   TABCORP Holdings, Ltd................................. 1,636,394    5,055,369
   Tatts Group, Ltd...................................... 2,432,480    6,552,481
   Toll Holdings, Ltd....................................   662,085    3,511,875
   Treasury Wine Estates, Ltd............................    57,895      213,613
   Washington H. Soul Pattinson & Co., Ltd...............   113,801    1,660,186
   Wesfarmers, Ltd....................................... 2,578,622   82,898,834
                                                                    ------------
TOTAL AUSTRALIA..........................................            377,107,285
                                                                    ------------
AUSTRIA -- (0.3%)
  #Erste Group Bank AG...................................   342,508    7,545,700
   OMV AG................................................   286,325    9,395,652
  #Raiffeisen Bank International AG......................    35,757    1,220,394
   Voestalpine AG........................................    64,901    2,133,183
                                                                    ------------
TOTAL AUSTRIA............................................             20,294,929
                                                                    ------------
BELGIUM -- (0.7%)
   Ageas SA.............................................. 2,527,359    5,267,704
   Delhaize Group SA.....................................   235,124   12,818,069
   Delhaize Group SA Sponsored ADR.......................    52,900    2,894,159
   D'ieteren SA..........................................     1,857       92,493
   KBC Groep NV..........................................   322,512    6,148,454
  #Solvay SA.............................................   180,191   17,830,897
   UCB SA................................................   292,608   11,918,797
                                                                    ------------
TOTAL BELGIUM............................................             56,970,573
                                                                    ------------

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
CANADA -- (11.1%)
   Astral Media, Inc. Class A............................    40,138 $  1,411,055
  #Bell Aliant, Inc......................................   162,757    4,557,910
  #Cameco Corp...........................................   248,320    5,760,370
   Canadian National Resources, Ltd......................   528,860   20,949,755
  #Canadian Pacific Railway, Ltd.........................   266,453   19,002,747
  #Canadian Tire Corp. Class A...........................   214,347   13,736,849
   Canadian Utilities, Ltd. Class A......................    14,436      869,011
  *CGI Group, Inc. Class A...............................    44,129      891,206
   Empire Co., Ltd. Class A..............................    65,500    3,690,785
  #Encana Corp........................................... 2,051,015   39,293,905
  #Enerplus Corp.........................................   371,811    8,862,355
   Ensign Energy Services, Inc...........................   452,198    7,035,293
   Fairfax Financial Holdings, Ltd.......................    54,622   22,171,291
  #Genworth MI Canada, Inc...............................    84,524    1,916,900
   George Weston, Ltd....................................   139,152    9,035,790
   Goldcorp, Inc.........................................   839,720   40,616,755
   Groupe Aeroplan, Inc..................................    97,912    1,216,698
  #Husky Energy, Inc.....................................   783,918   19,146,456
   Industrial Alliance Insurance & Financial Services,
     Inc.................................................   168,485    4,451,150
  #Inmet Mining Corp.....................................   154,478   10,322,156
   Intact Financial Corp.................................    99,400    5,860,704
  *Katanga Mining, Ltd...................................   156,578      198,319
   Kinross Gold Corp..................................... 2,678,826   30,269,371
  #Loblaw Cos., Ltd......................................   224,875    8,163,409
  *Lundin Mining Corp.................................... 1,008,210    5,097,860
  #Magna International, Inc..............................   583,936   24,121,501
  #Manulife Financial Corp............................... 4,206,497   49,125,441
   Methanex Corp.........................................    68,615    1,868,145
   Metro, Inc. Class A...................................   118,665    6,478,231
   National Bank of Canada...............................    38,567    2,893,198
   Nexen, Inc............................................ 1,734,907   31,092,329
  #Pengrowth Energy Corp.................................   650,371    6,518,628
  #Penn West Petroleum, Ltd..............................   783,332   17,069,716
  *Precision Drilling Corp...............................   706,616    7,251,500
  #Progress Energy Resources Corp........................   394,565    4,178,997
   Progressive Waste Solutions, Ltd......................   122,391    2,779,339
 #*Quadra FNX Mining, Ltd................................   397,631    5,964,267
   Quebecor, Inc. Class B................................    60,800    2,153,194
  *Sears Canada, Inc.....................................     2,159       25,106
  #Sun Life Financial, Inc............................... 1,513,735   30,329,048
   Suncor Energy, Inc.................................... 3,046,286  104,935,393
   Talisman Energy, Inc.................................. 1,986,345   23,732,336
   Teck Resources, Ltd. Class A..........................     4,115      181,188
  #Teck Resources, Ltd. Class B.......................... 1,483,730   62,918,320
   Telus Corp. Non-Voting................................   175,881    9,428,148
  #Thomson Reuters Corp.................................. 1,832,184   50,322,477
  #TransAlta Corp........................................   602,148   12,226,721
  #TransCanada Corp...................................... 1,844,848   75,895,063
 #*Uranium One, Inc......................................   632,800    1,615,606
  #Viterra, Inc..........................................   861,686    9,272,556
  #Yamana Gold, Inc...................................... 1,777,340   30,753,814
                                                                    ------------
TOTAL CANADA.............................................            857,658,362
                                                                    ------------
DENMARK -- (1.1%)
  *A.P. Moeller-Maersk A.S. Series A.....................       591    4,155,286
   A.P. Moeller-Maersk A.S. Series B.....................     3,855   28,428,821
   Carlsberg A.S. Series B...............................   312,511   23,821,574
  *Danske Bank A.S....................................... 1,413,008   20,595,379
  *H. Lundbeck A.S.......................................    76,382    1,508,264
   Rockwool International A.S. Series B..................       246       23,365
  *TDC A.S...............................................   343,687    2,683,054

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
DENMARK -- (Continued)
 #*Vestas Wind Systems A.S...............................   348,128 $  3,927,688
                                                                    ------------
TOTAL DENMARK............................................             85,143,431
                                                                    ------------
FINLAND -- (0.6%)
  *Kesko Oyj Series A....................................       662       23,317
   Kesko Oyj Series B....................................   138,917    4,909,888
  *Neste Oil Oyj.........................................    69,191      777,806
   Sampo Oyj Series A....................................   378,030    9,964,591
   Stora Enso Oyj Series R............................... 1,304,065    9,312,601
  #Stora Enso Oyj Sponsored ADR..........................    91,500      650,565
   UPM-Kymmene Oyj....................................... 1,346,790   17,315,627
  #UPM-Kymmene Oyj Sponsored ADR.........................    69,300      887,733
                                                                    ------------
TOTAL FINLAND............................................             43,842,128
                                                                    ------------
FRANCE -- (8.6%)
  *Arkema SA.............................................   168,158   13,630,882
   AXA SA................................................ 4,058,877   61,802,857
  #AXA SA Sponsored ADR..................................   140,900    2,148,725
   BNP Paribas SA........................................   945,478   40,215,115
   Bollore SA............................................    18,716    3,798,615
 #*Bouygues SA...........................................   168,992    5,277,872
  #Cap Gemini SA.........................................   324,351   11,857,971
   Casino Guichard Perrachon SA..........................   139,924   12,468,120
   Cie de Saint-Gobain SA................................ 1,039,077   46,406,109
  *Cie Generale de Geophysique - Veritas SA..............    34,302      960,090
 #*Cie Generale de Geophysique - Veritas SA Sponsored
  ADR....................................................   141,089    3,950,492
   Cie Generale des Establissements Michelin SA Series B.   334,922   22,980,371
   Ciments Francais SA...................................    26,702    1,972,914
   CNP Assurances SA.....................................   318,796    4,300,179
   Credit Agricole SA.................................... 2,838,495   17,540,888
  *Eiffage SA............................................    16,693      513,099
   Electricite de France SA..............................   379,713    8,768,104
   France Telecom SA..................................... 3,803,372   57,176,295
   GDF Suez SA........................................... 2,974,295   80,973,943
   Groupe Eurotunnel SA..................................   907,172    7,488,411
   Lafarge SA............................................   505,082   20,666,081
   Lagardere SCA.........................................   243,906    6,949,878
   Natixis SA............................................ 2,026,810    6,243,494
   Peugeot SA............................................   358,364    6,631,068
   PPR SA................................................   161,317   25,473,158
   Renault SA............................................   500,084   21,392,901
   Rexel SA..............................................   243,067    4,795,762
   Sanofi SA.............................................   161,222   11,953,419
  #Sanofi SA ADR.........................................   651,672   24,196,581
   SCOR SE...............................................   198,036    4,988,569
  #Societe Generale SA................................... 1,383,654   36,989,124
   STMicroelectronics NV................................. 1,542,301   10,293,218
  #Thales SA.............................................    27,549      944,022
  *Vallourec SA..........................................    44,398    3,005,164
   Vivendi SA............................................ 3,567,218   74,837,940
                                                                    ------------
TOTAL FRANCE.............................................            663,591,431
                                                                    ------------
GERMANY -- (7.6%)
   Allianz SE............................................   405,395   44,689,582
   Allianz SE Sponsored ADR.............................. 2,834,240   31,488,406
   Bayerische Motoren Werke AG...........................   915,762   78,584,601
  *Celesio AG............................................    21,566      416,432
 #*Commerzbank AG........................................ 3,033,545    7,292,265
   Daimler AG............................................ 2,088,586  115,921,555
   Deutsche Bank AG (5750355)............................ 1,039,440   44,288,761

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
GERMANY -- (Continued)
  #Deutsche Bank AG (D18190898)..........................   420,711 $ 17,960,153
   Deutsche Lufthansa AG.................................   464,311    6,447,117
   Deutsche Telekom AG................................... 2,852,483   32,137,037
  #Deutsche Telekom AG Sponsored ADR..................... 3,099,741   35,089,068
   E.ON AG............................................... 2,636,016   56,560,657
   Fraport AG............................................    37,336    2,243,674
   Generali Deutschland Holding AG.......................     8,679      651,846
   Hannover Rueckversicherung AG.........................    74,974    3,994,161
   Heidelberger Zement AG................................   201,967    9,964,802
  #Merck KGaA............................................    50,209    5,246,274
   Munchener Rueckversicherungs-Gesellschaft AG..........   395,244   51,542,462
 #*RWE AG................................................   317,533   12,194,194
   Salzgitter AG.........................................    79,216    4,747,721
   SCA Hygiene Products SE...............................     3,195    1,401,511
  #Suedzucker AG.........................................    54,734    1,620,169
  #ThyssenKrupp AG.......................................   368,208   10,496,228
   Volkswagen AG.........................................    46,763    7,584,807
                                                                    ------------
TOTAL GERMANY............................................            582,563,483
                                                                    ------------
GREECE -- (0.1%)
   Hellenic Petroleum S.A................................   334,517    2,523,699
  *National Bank of Greece S.A...........................   705,803    2,533,605
                                                                    ------------
TOTAL GREECE.............................................              5,057,304
                                                                    ------------
HONG KONG -- (1.5%)
   Cathay Pacific Airways, Ltd...........................   142,000      282,279
   Dah Sing Banking Group, Ltd...........................     4,000        4,039
   Dah Sing Financial Holdings, Ltd......................   113,650      391,592
   Great Eagle Holdings, Ltd.............................   860,324    2,121,407
   Hang Lung Group, Ltd..................................   436,000    2,771,479
   Henderson Land Development Co., Ltd................... 3,286,114   17,872,525
   Hong Kong & Shanghai Hotels, Ltd...................... 2,025,348    2,703,078
   Hopewell Holdings, Ltd................................ 1,064,169    2,784,919
   Hutchison Whampoa, Ltd................................ 5,618,000   53,363,003
  #Hysan Development Co., Ltd............................ 1,040,362    4,106,105
   Kowloon Development Co., Ltd..........................     4,000        3,748
   New World Development Co., Ltd........................ 8,159,476    8,926,585
   Orient Overseas International, Ltd....................   488,000    2,541,444
  #Sino Land Co., Ltd.................................... 1,645,352    2,740,695
   Wharf Holdings, Ltd...................................   975,990    5,566,730
   Wheelock & Co., Ltd................................... 3,482,000   11,110,081
                                                                    ------------
TOTAL HONG KONG..........................................            117,289,709
                                                                    ------------
IRELAND -- (0.2%)
   CRH P.L.C.............................................   590,083   11,725,178
   CRH P.L.C. Sponsored ADR..............................   259,888    5,179,568
                                                                    ------------
TOTAL IRELAND............................................             16,904,746
                                                                    ------------
ISRAEL -- (0.5%)
   Bank Hapoalim B.M..................................... 2,940,875   10,213,635
   Bank Leumi Le-Israel B.M.............................. 2,840,659    9,228,516
   Bezeq Israeli Telecommunication Corp., Ltd............ 1,176,671    2,032,603
   Elbit Systems, Ltd....................................    57,084    2,373,999
   Israel Chemicals, Ltd.................................   516,264    5,388,414
  *Israel Discount Bank, Ltd. Series A................... 1,954,545    2,803,626
  *Mellanox Technologies, Ltd............................     1,627       58,918
  *NICE Systems, Ltd.....................................    11,443      410,425
  *NICE Systems, Ltd. Sponsored ADR......................   160,983    5,788,949
  *Oil Refineries, Ltd...................................    56,525       33,410
   Partner Communications Co., Ltd.......................    95,455      786,356

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
   Strauss Group, Ltd....................................    17,492 $   214,310
                                                                    -----------
TOTAL ISRAEL.............................................            39,333,161
                                                                    -----------
ITALY -- (1.3%)
  #Banca Monte Dei Paschi di Siena SpA................... 5,888,363   2,241,509
 #*Fiat SpA.............................................. 1,258,247   7,572,696
  #Finmeccanica SpA...................................... 1,096,376   4,947,972
   Intesa Sanpaolo SpA................................... 9,944,263  19,046,826
   Parmalat SpA..........................................   549,613   1,042,921
   Telecom Italia SpA.................................... 5,476,933   5,581,265
  #Telecom Italia SpA Sponsored ADR...................... 1,874,500  19,157,390
  #UniCredit SpA......................................... 6,558,055  32,709,705
  #Unione di Banche Italiane ScpA........................ 1,179,907   5,431,123
                                                                    -----------
TOTAL ITALY..............................................            97,731,407
                                                                    -----------
JAPAN -- (18.9%)
   77 Bank, Ltd. (The)...................................   737,372   3,403,908
  #AEON Co., Ltd......................................... 1,886,800  24,917,390
   Aisin Seiki Co., Ltd..................................   254,300   8,050,493
   Ajinomoto Co., Inc.................................... 1,189,000  14,390,789
   Alfresa Holdings Corp.................................    85,700   3,761,768
   Amada Co., Ltd........................................   821,000   5,690,953
   Aozora Bank, Ltd......................................   991,000   2,763,933
   Asahi Kasei Corp......................................   968,000   6,144,093
  #Asatsu-DK, Inc........................................    32,500     907,091
   Autobacs Seven Co., Ltd...............................    71,600   3,314,141
   Awa Bank, Ltd. (The)..................................    65,600     445,390
   Bank of Kyoto, Ltd. (The).............................   731,400   6,319,215
   Bank of Yokohama, Ltd. (The).......................... 1,279,000   5,939,809
   Bridgestone Corp......................................   523,400  11,975,948
   Canon Marketing Japan, Inc............................   124,900   1,531,542
  #Casio Computer Co., Ltd...............................   249,300   1,466,988
   Chiba Bank, Ltd. (The)................................   980,000   6,098,477
   Chugoku Bank, Ltd. (The)..............................   403,800   5,519,033
   Chuo Mitsui Trust Holdings, Inc....................... 5,611,629  17,604,228
   Citizen Holdings Co., Ltd.............................   511,000   3,107,550
   Coca-Cola West Co., Ltd...............................   109,007   1,877,634
   COMSYS Holdings Corp..................................   151,700   1,699,099
   Cosmo Oil Co., Ltd.................................... 1,212,364   3,534,318
   Credit Saison Co., Ltd................................   302,600   6,174,141
   Dai Nippon Printing Co., Ltd.......................... 1,815,000  19,573,451
   Daicel Chemical Industries, Ltd.......................   515,000   3,238,397
   Daido Steel Co., Ltd..................................   324,000   2,126,875
   Dainippon Sumitomo Pharma Co., Ltd....................   313,600   3,624,740
   Daiwa Securities Group, Inc........................... 3,272,000  11,789,529
   Denso Corp............................................   203,988   6,075,869
 #*Elpida Memory, Inc....................................   366,400   1,556,616
   Fuji Heavy Industries, Ltd............................ 1,298,000   8,843,428
   Fuji Television Network, Inc..........................     1,128   1,747,732
   FUJIFILM Holdings Corp................................ 1,327,000  31,530,284
   Fukuoka Financial Group, Inc.......................... 1,800,000   7,701,692
   Fukuyama Transporting Co., Ltd........................    71,000     418,227
   Glory, Ltd............................................   119,600   2,603,767
   Gunma Bank, Ltd. (The)................................   921,397   5,030,643
   H2O Retailing Corp....................................   198,000   1,554,172
   Hachijuni Bank, Ltd. (The)............................   993,231   5,832,867
   Hakuhodo DY Holdings, Inc.............................    39,920   2,454,611
  *Hankyu Hanshin Holdings, Inc..........................   582,000   2,613,733
   Higo Bank, Ltd. (The).................................   282,000   1,645,604
   Hiroshima Bank, Ltd. (The)............................   300,000   1,412,820
   Hitachi Capital Corp..................................   105,100   1,586,465

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CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
JAPAN -- (Continued)
   Hitachi High-Technologies Corp........................    159,200 $ 3,500,097
   Hitachi Transport System, Ltd.........................     94,400   1,608,536
   Hokuhoku Financial Group, Inc.........................  2,620,000   5,247,921
   House Foods Corp......................................    148,300   2,765,116
   Idemitsu Kosan Co., Ltd...............................     51,124   5,542,585
   Inpex Corp............................................      3,476  23,781,329
   Isetan Mitsukoshi Holdings, Ltd.......................    882,200   9,957,415
   ITOCHU Corp...........................................    960,700  10,461,439
   Iyo Bank, Ltd. (The)..................................    548,000   5,277,432
   J. Front Retailing Co., Ltd...........................  1,136,000   5,608,394
   JFE Holdings, Inc.....................................    600,700  10,731,698
   Joyo Bank, Ltd. (The).................................  1,503,000   6,668,591
   JS Group Corp.........................................    419,700   8,695,354
   JTEKT Corp............................................    463,200   4,968,413
   JX Holdings, Inc......................................  5,548,433  33,646,386
   Kagoshima Bank, Ltd. (The)............................    358,143   2,479,332
   Kajima Corp...........................................  1,544,000   5,228,724
   Kamigumi Co., Ltd.....................................    519,000   4,578,097
   Kaneka Corp...........................................    653,542   3,662,745
  #Kawasaki Kisen Kaisha, Ltd............................  1,166,087   2,212,286
   Keiyo Bank, Ltd. (The)................................    418,000   2,063,213
   Kewpie Corp...........................................    113,400   1,681,768
   Kinden Corp...........................................    285,000   2,500,427
   Kobe Steel, Ltd.......................................  3,785,000   6,225,213
   Konica Minolta Holdings, Inc..........................     49,500     361,034
   Kyocera Corp..........................................    306,200  26,163,888
  #Kyocera Corp. Sponsored ADR...........................     13,600   1,158,720
   Kyowa Hakko Kirin Co., Ltd............................    584,000   7,210,133
   Mabuchi Motor Co., Ltd................................     36,100   1,551,382
   Marui Group Co., Ltd..................................    542,642   4,368,931
   Maruichi Steel Tube, Ltd..............................    104,400   2,440,090
 #*Mazda Motor Corp......................................  3,005,000   4,983,947
   Medipal Holdings Corp.................................    339,800   3,709,835
   Meiji Holdings Co., Ltd...............................    144,395   6,324,223
   Mitsubishi Chemical Holdings Corp.....................  3,885,000  21,865,444
   Mitsubishi Corp.......................................  1,485,600  33,973,156
   Mitsubishi Gas Chemical Co., Inc......................    948,000   5,363,773
   Mitsubishi Heavy Industries, Ltd......................  9,007,000  41,344,120
   Mitsubishi Logistics Corp.............................    236,000   2,726,630
   Mitsubishi Materials Corp.............................  2,533,000   7,929,487
   Mitsubishi Tanabe Pharma Corp.........................    405,600   5,732,005
   Mitsubishi UFJ Financial Group, Inc................... 15,413,706  71,217,496
   Mitsubishi UFJ Financial Group, Inc. ADR..............  4,781,372  21,946,497
   Mitsui & Co., Ltd.....................................  1,113,500  18,928,841
   Mitsui & Co., Ltd. Sponsored ADR......................     11,723   3,985,820
   Mitsui Chemicals, Inc.................................  1,861,800   5,900,044
   Mitsui Engineering & Shipbuilding Co., Ltd............  1,025,000   1,808,035
   Mitsui Mining & Smelting Co., Ltd.....................     64,030     175,161
  #Mitsui O.S.K. Lines, Ltd..............................    819,000   3,103,008
   Mizuho Financial Group, Inc...........................    712,500   1,079,005
  #Mizuho Financial Group, Inc. ADR......................    349,173   1,047,519
   MS&AD Insurance Group Holdings, Inc...................    864,553  17,769,891
   Nagase & Co., Ltd.....................................    235,889   2,738,191
   Namco Bandai Holdings, Inc............................     49,800     710,105
   Nanto Bank, Ltd. (The)................................    319,000   1,740,953
  *NEC Corp..............................................  5,425,101  10,857,843
  *Nippon Electric Glass Co., Ltd........................    456,000   3,976,373
   Nippon Express Co., Ltd...............................  1,952,238   7,834,782
   Nippon Meat Packers, Inc..............................    429,536   5,467,907
  #Nippon Paper Group, Inc...............................    231,700   4,977,255
   Nippon Sheet Glass Co., Ltd...........................  1,171,739   2,369,568

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   Nippon Shokubai Co., Ltd..............................   234,000 $ 2,644,218
   Nippon Steel Corp..................................... 7,750,000  19,055,371
   Nippon Television Network Corp........................    12,380   1,918,474
  #Nippon Yusen K.K...................................... 3,032,000   7,704,296
   Nishi-Nippon Bank, Ltd................................ 1,403,569   4,121,568
   Nissan Motor Co., Ltd................................. 3,061,100  28,998,729
   Nissan Shatai Co., Ltd................................   216,000   2,250,373
   Nisshin Seifun Group, Inc.............................   394,500   4,783,257
   Nisshin Steel Co., Ltd................................ 1,431,000   2,221,870
   Nisshinbo Holdings, Inc...............................   305,000   3,066,966
   NKSJ Holdings, Inc....................................   338,250   7,385,571
   NOK Corp..............................................   162,200   3,038,868
   Nomura Holdings, Inc.................................. 4,489,400  16,551,009
  #Nomura Real Estate Holdings, Inc......................   164,700   2,564,464
   NTN Corp..............................................   651,000   2,685,948
   Obayashi Corp......................................... 1,650,682   7,962,181
   OJI Paper Co., Ltd.................................... 1,997,000  10,280,895
   Ono Pharmaceutical Co., Ltd...........................    50,400   2,826,118
   Onward Holdings Co., Ltd..............................   278,000   2,256,715
   Panasonic Corp........................................ 3,240,817  26,236,435
   Panasonic Corp. Sponsored ADR.........................   302,421   2,446,586
  *Renesas Electronics Corp..............................   121,800     773,576
   Rengo Co., Ltd........................................   428,000   3,043,411
   Ricoh Co., Ltd........................................ 1,666,000  14,079,974
   Rohm Co., Ltd.........................................   230,500  11,424,058
   San-in Godo Bank, Ltd. (The)..........................    97,900     740,984
   Sankyo Co., Ltd.......................................    57,500   2,815,889
   SBI Holdings, Inc.....................................    45,820   3,466,107
   Seiko Epson Corp......................................   296,800   3,788,273
   Seino Holdings Co., Ltd...............................   295,000   2,259,978
   Sekisui Chemical Co., Ltd.............................   736,000   6,461,747
  #Sekisui House, Ltd.................................... 1,354,000  12,732,262
   Seven & I Holdings Co., Ltd........................... 1,063,800  30,026,407
   Sharp Corp............................................ 2,998,000  25,858,048
  #Shiga Bank, Ltd.......................................   451,185   3,054,662
   Shimizu Corp.......................................... 1,371,000   6,269,437
   Shinsei Bank, Ltd..................................... 1,642,000   1,856,296
   Shizuoka Bank, Ltd....................................   827,000   8,508,209
   Showa Denko K.K....................................... 1,456,000   3,182,514
  #Showa Shell Sekiyu K.K................................   194,600   1,336,500
   SKY Perfect JSAT Holdings, Inc........................     3,029   1,567,632
   Sojitz Corp........................................... 2,578,100   4,452,436
   Sony Corp.............................................   768,200  14,045,384
  #Sony Corp. Sponsored ADR.............................. 1,801,665  32,826,336
   Sumitomo Bakelite Co., Ltd............................   347,000   2,024,673
   Sumitomo Chemical Co., Ltd............................ 2,223,000   8,972,067
   Sumitomo Corp......................................... 3,241,900  46,727,358
   Sumitomo Electric Industries, Ltd..................... 2,606,700  31,492,762
   Sumitomo Forestry Co., Ltd............................   161,400   1,448,071
   Sumitomo Heavy Industries, Ltd........................   297,000   1,906,449
   Sumitomo Metal Industries, Ltd........................   916,000   1,639,477
  #Sumitomo Mitsui Financial Group, Inc.................. 1,025,500  32,795,785
   Suzuken Co., Ltd......................................   150,000   4,385,086
   Suzuki Motor Corp.....................................   519,200  11,866,610
   Taiheiyo Cement Corp.................................. 1,629,800   3,578,919
   Taisei Corp........................................... 2,148,703   5,953,089
 #*Taisho Pharmaceutical Holdings Co., Ltd...............    73,099   6,425,653
  #Takashimaya Co., Ltd..................................   615,634   4,795,923
   TDK Corp..............................................   113,700   5,430,265
   Teijin, Ltd........................................... 1,535,450   4,988,482
   Tokai Rika Co., Ltd...................................    94,200   1,582,092

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                          --------- --------------
JAPAN -- (Continued)
   Tokyo Broadcasting System, Inc........................    85,300 $    1,150,133
   Toppan Printing Co., Ltd.............................. 1,312,000     10,517,916
   Tosoh Corp............................................ 1,044,000      2,951,278
   Toyo Seikan Kaisha, Ltd...............................   346,349      5,135,845
   Toyobo Co., Ltd.......................................   664,000        975,970
   Toyota Motor Corp.....................................   398,279     14,689,532
  #Toyota Motor Corp. Sponsored ADR......................   673,198     49,466,589
   Toyota Tsusho Corp....................................   482,400      9,163,993
  #UNY Co., Ltd..........................................   390,450      3,657,543
   Wacoal Corp...........................................   179,000      2,342,732
   Yamaguchi Financial Group, Inc........................   492,148      4,722,407
   Yamaha Corp...........................................   327,300      3,018,063
   Yamato Holdings Co., Ltd..............................   390,600      6,474,868
   Yamato Kogyo Co., Ltd.................................    82,600      2,601,414
   Yamazaki Baking Co., Ltd..............................   128,000      1,697,439
  #Yokohama Rubber Co., Ltd..............................   437,000      2,625,903
                                                                    --------------
TOTAL JAPAN..............................................            1,456,307,474
                                                                    --------------
MALAYSIA -- (0.0%)
  *Rekapacific Berhad....................................   691,000             --
                                                                    --------------
NETHERLANDS -- (2.8%)
  *Aegon NV.............................................. 3,288,297     15,974,951
   Akzo Nobel NV.........................................   444,472     23,192,287
   ArcelorMittal NV...................................... 2,446,831     50,265,431
  *ING Groep NV.......................................... 4,345,626     39,647,587
 #*ING Groep NV Sponsored ADR............................ 1,273,519     11,601,758
   Koninklijke Ahold NV..................................   982,398     13,036,487
  #Koninklijke DSM NV....................................   452,418     23,254,162
   Koninklijke Philips Electronics NV.................... 1,939,039     39,274,617
   Philips Electronics NV ADR............................   137,395      2,783,623
                                                                    --------------
TOTAL NETHERLANDS........................................              219,030,903
                                                                    --------------
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd...................   219,002        443,276
   Contact Energy, Ltd................................... 1,261,859      4,977,683
   Fletcher Building, Ltd................................     6,732         36,206
                                                                    --------------
TOTAL NEW ZEALAND........................................                5,457,165
                                                                    --------------
NORWAY -- (0.9%)
   Aker ASA Series A.....................................    72,828      2,050,999
  *Aker Kvaerner ASA.....................................   255,407      3,142,200
  *Archer, Ltd...........................................   135,267        313,030
   BW Offshore, Ltd......................................   416,901        630,344
   Cermaq ASA............................................    10,440        144,004
   DNB ASA............................................... 1,077,917     11,372,152
  #Marine Harvest ASA.................................... 7,530,562      4,093,351
   Norsk Hydro ASA....................................... 3,357,025     17,770,279
   Norsk Hydro ASA Sponsored ADR.........................    59,900        313,876
   Orkla ASA............................................. 2,797,062     22,692,682
  *Petroleum Geo-Services ASA............................   301,322      3,870,720
   Stolt-Nielsen, Ltd....................................     2,289         49,339
   Storebrand ASA........................................ 1,082,306      5,358,944
  *Subsea 7 SA...........................................    80,001      1,621,698
                                                                    --------------
TOTAL NORWAY.............................................               73,423,618
                                                                    --------------
PORTUGAL -- (0.1%)
   Banco Espirito Santo SA...............................   872,703      1,443,973
  #Cimpor Cimentos de Portugal SA........................   169,758      1,144,549
 #*EDP Renovaveis SA.....................................   447,616      2,578,730

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
PORTUGAL -- (Continued)
 #*Portugal Telecom SA...................................    398,347 $  1,980,413
                                                                     ------------
TOTAL PORTUGAL...........................................               7,147,665
                                                                     ------------
SINGAPORE -- (1.0%)......................................
   CapitaLand, Ltd.......................................  4,942,000   10,304,078
   CapitaMalls Asia, Ltd.................................  1,863,000    1,956,376
   DBS Group Holdings, Ltd...............................  1,514,557   16,255,522
   Fraser & Neave, Ltd...................................  1,385,450    7,468,546
   Golden Agri-Resources, Ltd............................ 13,950,000    8,123,830
  #Neptune Orient Lines, Ltd.............................  1,079,004    1,112,797
  #Overseas Union Enterprise, Ltd........................    405,000      720,265
   Singapore Airlines, Ltd...............................  1,585,600   13,963,792
   Singapore Land, Ltd...................................    532,000    2,479,487
   United Industrial Corp., Ltd..........................  2,152,000    4,710,889
   UOL Group, Ltd........................................  1,376,600    5,024,459
   Venture Corp., Ltd....................................    307,000    1,757,192
   Wheelock Properties, Ltd..............................    870,000    1,104,759
                                                                     ------------
TOTAL SINGAPORE..........................................              74,981,992
                                                                     ------------
SPAIN -- (2.6%)
  #Acciona SA............................................    114,419    9,200,441
  #Banco de Sabadell SA..................................  4,324,542   15,990,678
  #Banco Espanol de Credito SA...........................    400,117    2,042,658
  #Banco Popular Espanol SA..............................  3,740,123   16,110,486
  #Banco Santander SA (5705946)..........................  5,574,218   43,528,324
  *Banco Santander SA (B7LNLG9)..........................    117,030      910,829
  #Banco Santander SA Sponsored ADR......................  1,384,686   10,911,326
   CaixaBank SA..........................................  2,664,573   13,407,094
  #Fomento de Construcciones y Contratas SA..............     41,871      985,297
   Gas Natural SDG SA....................................  1,165,796   19,104,998
   Iberdrola SA..........................................    881,200    5,205,265
  #Repsol YPF SA.........................................    798,657   22,022,464
  #Repsol YPF SA Sponsored ADR...........................  1,432,181   39,685,736
                                                                     ------------
TOTAL SPAIN..............................................             199,105,596
                                                                     ------------
SWEDEN -- (2.3%)
   Boliden AB............................................    236,385    4,054,737
   Holmen AB Series A....................................      6,300      190,531
  *Meda AB Series A......................................     96,080    1,016,549
   Nordea Bank AB........................................  4,070,233   34,167,286
   Skandinaviska Enskilda Banken AB Series A.............  3,408,342   21,481,111
  *Skandinaviska Enskilda Banken AB Series C.............     12,151       76,293
  #SSAB AB Series A......................................    507,586    5,337,530
   SSAB AB Series B......................................    233,785    2,142,816
  *Svenska Cellulosa AB Series A.........................     61,106    1,017,490
   Svenska Cellulosa AB Series B.........................  1,586,671   26,543,200
   Swedbank AB Series A..................................  1,322,591   19,037,014
   Tele2 AB Series B.....................................    486,626    9,305,443
  *Telefonaktiebolaget LM Ericsson AB Series A...........     20,342      189,841
  *Telefonaktiebolaget LM Ericsson AB Series B...........  1,622,013   15,094,821
   Telefonaktiebolaget LM Ericsson AB Sponsored ADR......    952,162    8,826,542
   TeliaSonera AB........................................  3,768,582   25,123,473
   Volvo AB Series A.....................................    370,556    4,825,758
                                                                     ------------
TOTAL SWEDEN.............................................             178,430,435
                                                                     ------------
SWITZERLAND -- (4.4%)
   Adecco SA.............................................    351,751   16,749,306
  #Alpiq Holding AG......................................      1,239      229,555
  *Aryzta AG.............................................     19,723      911,701
   Baloise Holding AG....................................    200,163   15,371,112

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
SWITZERLAND -- (Continued)
   Banque Cantonale Vaudoise AG..........................        732 $    370,729
  *Clariant AG...........................................      4,920       59,985
   Credit Suisse Group AG................................    393,810   10,246,727
  #Credit Suisse Group AG Sponsored ADR..................    805,990   20,987,980
   Givaudan SA...........................................     14,257   13,338,101
  #Holcim, Ltd...........................................    886,165   50,716,539
   Lonza Group AG........................................     17,654      956,246
   Novartis AG...........................................     16,632      902,674
  #Novartis AG ADR.......................................    506,359   27,525,675
  *PSP Swiss Property AG.................................     95,780    8,002,990
   St. Galler Kantonalbank AG............................      3,800    1,521,859
   Sulzer AG.............................................     20,524    2,577,901
   Swiss Life Holding AG.................................    123,557   12,284,284
  *Swiss Re, Ltd.........................................  1,108,107   60,300,647
  *UBS AG................................................  3,071,652   41,907,176
   Zurich Financial Services AG..........................    225,125   54,180,728
                                                                     ------------
TOTAL SWITZERLAND........................................             339,141,915
                                                                     ------------
UNITED KINGDOM -- (18.8%)
   Anglo American P.L.C..................................     28,470    1,181,599
   Associated British Foods P.L.C........................  1,453,662   26,439,212
   Aviva P.L.C...........................................  7,885,618   43,487,322
   Barclays P.L.C........................................  7,933,441   26,970,423
  #Barclays P.L.C. Sponsored ADR.........................  4,327,157   58,546,434
   BP P.L.C. Sponsored ADR...............................  3,857,895  177,115,959
   Carnival P.L.C........................................    658,867   19,706,752
  #Carnival P.L.C. ADR...................................    241,674    7,259,887
   Eurasian Natural Resources Corp. P.L.C................     53,873      587,843
  *Evraz P.L.C...........................................    492,979    3,483,325
   HSBC Holdings P.L.C. Sponsored ADR....................    281,193   11,762,303
  *International Consolidated Airlines Group SA..........  3,552,868    9,939,844
   International Power P.L.C.............................  6,455,198   34,167,510
   Investec P.L.C........................................    980,981    5,816,155
   John Wood Group P.L.C.................................     94,895      986,059
   Kazakhmys P.L.C.......................................    690,345   12,411,750
   Kingfisher P.L.C...................................... 10,285,817   41,529,918
   Legal & General Group P.L.C...........................  8,831,187   16,070,675
  *Lloyds Banking Group P.L.C............................ 61,840,852   29,905,318
 #*Lloyds Banking Group P.L.C. Sponsored ADR.............  2,857,128    5,457,114
   Mondi P.L.C...........................................  1,450,865   11,569,175
   Old Mutual P.L.C...................................... 15,045,280   34,684,885
  #Pearson P.L.C. Sponsored ADR..........................  1,734,559   32,193,415
   Resolution, Ltd.......................................  2,907,313   12,526,237
   Rexam P.L.C...........................................  4,237,546   25,022,971
  *Royal Bank of Scotland Group P.L.C.................... 31,091,298   13,044,923
 #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.....    377,000    3,174,340
  #Royal Dutch Shell P.L.C. ADR..........................  3,323,210  243,724,221
   Royal Dutch Shell P.L.C. Series A.....................      1,668       59,175
   Royal Dutch Shell P.L.C. Series B.....................    128,375    4,691,721
   RSA Insurance Group P.L.C.............................  5,217,096    8,720,524
   Sainsbury (J.) P.L.C..................................  5,529,939   25,168,129
   Vedanta Resources P.L.C...............................     45,429      858,718
   Vodafone Group P.L.C.................................. 34,976,333   94,336,574
   Vodafone Group P.L.C. Sponsored ADR...................  8,190,343  221,876,392
   William Morrison Supermarkets P.L.C...................  8,127,143   36,665,332
   Wolseley P.L.C........................................    889,796   30,862,832
   WPP P.L.C.............................................  2,321,912   27,335,239
   WPP P.L.C. Sponsored ADR..............................     38,003    2,227,736

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                             SHARES         VALUE++
                                                          ------------  ---------------
UNITED KINGDOM -- (Continued)
  Xstrata P.L.C..........................................    5,209,414  $    88,670,927
                                                                        ---------------
TOTAL UNITED KINGDOM.....................................                 1,450,238,868
                                                                        ---------------
TOTAL COMMON STOCKS......................................                 6,966,753,580
                                                                        ---------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
  Porsche Automobil Holding SE...........................      334,085       20,573,028
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  *Banco Santander SA Rights 01/30/12....................           33                5
                                                                        ---------------

                                                             SHARES/
                                                              FACE
                                                             AMOUNT         VALUE+
                                                          ------------  ---------------
                                                              (000)
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@DFA Short Term Investment Fund.......................  713,979,885      713,979,885
  @Repurchase Agreement, Deutsche Bank Securities, Inc.
   0.24%, 02/01/12 (Collateralized by FNMA rates ranging
   from 3.000% to 4.000%, maturities ranging from
   11/01/26 to 01/01/42, valued at $1,973,550) to be
   repurchased at $1,934,866............................. $      1,935        1,934,853
                                                                        ---------------
TOTAL SECURITIES LENDING COLLATERAL......................                   715,914,738
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,185,784,005)^^...............................               $ 7,703,241,351
                                                                        ===============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED



Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                 VALUATION INPUTS
                               ----------------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    7,201,475 $  369,905,810   --    $  377,107,285
   Austria....................             --     20,294,929   --        20,294,929
   Belgium....................      2,894,159     54,076,414   --        56,970,573
   Canada.....................    857,658,362             --   --       857,658,362
   Denmark....................             --     85,143,431   --        85,143,431
   Finland....................      1,538,298     42,303,830   --        43,842,128
   France.....................     30,295,798    633,295,633   --       663,591,431
   Germany....................     84,537,627    498,025,856   --       582,563,483
   Greece.....................             --      5,057,304   --         5,057,304
   Hong Kong..................             --    117,289,709   --       117,289,709
   Ireland....................      5,179,568     11,725,178   --        16,904,746
   Israel.....................      5,788,949     33,544,212   --        39,333,161
   Italy......................     19,157,390     78,574,017   --        97,731,407
   Japan......................    119,303,720  1,337,003,754   --     1,456,307,474
   Malaysia...................             --             --   --                --
   Netherlands................     14,385,381    204,645,522   --       219,030,903
   New Zealand................             --      5,457,165   --         5,457,165
   Norway.....................        313,876     73,109,742   --        73,423,618
   Portugal...................             --      7,147,665   --         7,147,665
   Singapore..................             --     74,981,992   --        74,981,992
   Spain......................     50,597,062    148,508,534   --       199,105,596
   Sweden.....................      8,826,542    169,603,893   --       178,430,435
   Switzerland................     48,513,655    290,628,260   --       339,141,915
   United Kingdom.............    766,821,126    683,417,742   --     1,450,238,868
Preferred Stocks
   Germany....................             --     20,573,028   --        20,573,028
Rights/Warrants
   Spain......................              5             --   --                 5
Securities Lending Collateral.             --    715,914,738   --       715,914,738
                               -------------- --------------   --    --------------
TOTAL......................... $2,023,012,993 $5,680,228,358   --    $7,703,241,351
                               ============== ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (84.6%)
BRAZIL -- (5.9%)
   AES Tiete SA..........................................    42,245 $   533,624
   All America Latina Logistica SA.......................   247,431   1,423,238
   Amil Participacoes SA.................................   119,903   1,200,265
   Banco Bradesco SA.....................................   173,900   2,581,826
   Banco do Brasil SA....................................   435,918   6,783,774
   Banco Santander Brasil SA.............................    52,300     484,924
   Banco Santander Brasil SA ADR.........................   605,084   5,518,366
   BM&F Bovespa SA....................................... 1,241,486   7,809,027
   BR Malls Participacoes SA.............................   286,523   3,127,286
   Brasil Telecom SA.....................................     2,841      19,090
   Brasil Telecom SA ADR.................................     2,209      14,093
  #BRF-Brasil Foods SA ADR...............................   594,060  11,899,022
   CCR SA................................................   510,800   3,555,018
  *Centrais Eletricas Brasileiras SA.....................    61,700     633,880
   Centrais Eletricas Brasileiras SA ADR.................    96,323   1,410,169
   Centrais Eletricas Brasileiras SA Sponsored ADR.......   100,200   1,023,042
   CETIP SA..............................................   115,900   1,787,720
   Cia de Bebidas das Americas...........................    26,390     785,417
  *Cia de Saneamento Basico do Estado de Sao Paulo.......    22,000     734,592
 #*Cia de Saneamento Basico do Estado de Sao Paulo ADR...    29,318   1,931,763
   Cia Energetica de Minas Gerais SA.....................    29,100     490,996
   Cia Hering SA.........................................    74,400   1,788,462
   Cia Siderurgica Nacional SA...........................   704,052   7,354,023
   Cielo SA..............................................   141,447   4,213,780
   Cosan SA Industria e Comercio.........................   182,046   2,945,536
   CPFL Energia SA.......................................    62,270     919,509
  #CPFL Energia SA ADR...................................    14,853     440,391
   Cyrela Brazil Realty SA Empreendimentos e
     Participacoes.......................................   204,097   1,890,047
   Diagnosticos da America SA............................    20,093     193,202
   Duratex SA............................................    79,400     444,898
   EcoRodovias Infraestrutura e Logistica SA.............   115,988     816,536
  *Embraer SA............................................   164,400   1,134,766
   Embraer SA ADR........................................    84,300   2,311,506
   Energias do Brazil SA.................................    56,500   1,316,134
  #Fibria Celulose SA Sponsored ADR......................   156,426   1,249,844
   Gerdau SA.............................................   131,807   1,041,058
   Itau Unibanco Holding SA..............................   113,883   1,987,347
  *JBS SA................................................   535,590   1,958,803
   Light SA..............................................    34,700     544,968
   Localiza Rent a Car SA................................    55,600     912,983
   Lojas Americanas SA...................................    57,784     504,353
   Lojas Renner SA.......................................    57,600   1,945,055
  *MPX Energia SA........................................    21,600     579,808
   MRV Engenharia e Participacoes SA.....................    62,940     484,514
   Multiplan Empreendimentos Imobiliarios SA.............    46,100   1,055,403
   Natura Cosmeticos SA..................................   117,400   2,514,370
   PDG Realty SA Empreendimentos e Participacoes.........   842,700   3,414,787
   Petroleo Brasileiro SA................................    98,000   1,509,375
   Petroleo Brasilerio SA ADR............................ 1,013,139  30,951,396
   Porto Seguro SA.......................................    78,600     934,365
   Redecard SA...........................................   193,700   3,492,188
   Souza Cruz SA.........................................   369,370   4,807,391
   Tele Norte Leste Participacoes SA.....................    59,254     675,222
   Telefonica Brasil SA..................................    27,446     684,893
   Tim Participacoes SA..................................   253,900   1,409,587
 #*Tim Participacoes SA ADR..............................    47,642   1,374,472
   Totvs SA..............................................    16,000     275,092
   Tractebel Energia SA..................................   111,900   1,943,135

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
BRAZIL -- (Continued)
   Usinas Siderurgicas de Minas Gerais SA................     39,100 $    379,095
   Vale SA Sponsored ADR.................................    788,623   19,952,162
   WEG Industrias SA.....................................    278,866    3,109,152
                                                                     ------------
TOTAL BRAZIL.............................................             169,206,740
                                                                     ------------
CHILE -- (1.6%)
   AES Gener SA..........................................  1,174,103      679,217
   Aguas Andinas SA Series A.............................  1,232,058      730,764
  #Banco de Chile SA Series F ADR........................     47,286    4,250,539
   Banco de Credito e Inversiones SA.....................     18,767    1,198,362
   Banco Santander Chile SA ADR..........................     47,185    3,845,578
   CAP SA................................................     46,476    1,946,773
   Cencosud SA...........................................    586,773    3,336,585
  *Cia Cervecerias Unidas SA.............................      3,978       49,829
   Cia Cervecerias Unidas SA ADR.........................     14,357      899,610
   Colbun SA.............................................  5,081,989    1,331,076
  *Compania Sud Americana de Vapores SA..................  1,153,872      232,441
   Corpbanca SA.......................................... 51,286,871      758,036
   E.CL SA...............................................    270,312      779,264
   Embotelladora Andina SA Series A ADR..................     23,068      519,491
  #Embotelladora Andina SA Series B ADR..................     19,587      542,560
  #Empresa Nacional de Electricidad SA Sponsored ADR.....    134,338    6,299,109
   Empresas CMPC SA......................................    647,250    2,576,755
   Empresas Copec SA.....................................    271,128    4,053,077
   Enersis SA Sponsored ADR..............................    270,752    4,957,469
   ENTEL Chile SA........................................     70,233    1,278,138
  #Lan Airlines SA Sponsored ADR.........................    140,160    3,518,016
   Molibdenos y Metales SA...............................        517        7,383
   Ripley Corp. SA.......................................    529,281      556,079
   S.A.C.I. Falabella SA.................................    218,403    1,867,977
  *Sigdo Koppers SA......................................     51,266       98,028
  *Sonda SA..............................................    205,057      558,317
  #Vina Concha Y Toro SA Sponsored ADR...................     16,866      695,722
                                                                     ------------
TOTAL CHILE..............................................              47,566,195
                                                                     ------------
CHINA -- (13.4%)
  #Agile Property Holdings, Ltd..........................    900,000    1,000,296
  *Agricultural Bank of China, Ltd. Series H.............  9,494,000    4,688,346
   Air China, Ltd. Series H..............................  1,238,000      979,376
 #*Alibaba.com, Ltd......................................    758,000      814,835
  #Aluminum Corp. of China, Ltd. ADR.....................    112,680    1,371,316
  #Angang Steel Co., Ltd. Series H.......................  1,016,000      727,865
   Anhui Conch Cement Co., Ltd. Series H.................    554,500    1,868,153
  #Anta Sports Products, Ltd.............................    457,000      458,343
   Bank of China, Ltd. Series H.......................... 48,700,100   20,750,137
   Bank of Communications Co., Ltd. Series H.............  4,308,515    3,444,426
   BBMG Corp. Series H...................................    710,000      535,091
   Beijing Enterprises Holdings, Ltd.....................    629,472    3,646,648
   Belle International Holdings, Ltd.....................  2,387,000    3,870,711
 #*Brilliance China Automotive Holdings, Ltd.............  1,530,000    1,635,466
 #*BYD Co., Ltd. Series H................................    415,886    1,297,692
   China Agri-Industries Holdings, Ltd...................  1,018,202      825,465
   China BlueChemical, Ltd. Series H.....................  1,284,000      974,276
   China Citic Bank Corp., Ltd. Series H.................  5,022,928    3,178,358
   China Coal Energy Co., Ltd. Series H..................  3,184,777    3,981,193
   China Communications Construction Co., Ltd. Series H..  2,283,000    2,121,737
  #China Communications Services Corp., Ltd. Series H....  2,892,000    1,287,917
   China Construction Bank Corp. Series H................ 31,437,590   25,051,914
   China COSCO Holdings Co., Ltd. Series H...............  1,739,000      989,657
 #*China Eastern Airlines Corp., Ltd. ADR................      2,800       50,428
  *China Eastern Airlines Corp., Ltd. Series H...........    668,000      237,976

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CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued)
   China Everbright, Ltd.................................    634,000 $ 1,036,917
  #China Life Insurance Co., Ltd. ADR....................    323,770  14,226,454
   China Longyuan Power Group Corp. Series H.............  1,387,000   1,046,372
   China Mengniu Dairy Co., Ltd..........................    805,000   2,138,308
  #China Merchants Bank Co., Ltd. Series H...............  2,871,534   6,301,472
   China Merchants Holdings International Co., Ltd.......  1,072,854   3,556,149
  #China Minsheng Banking Corp., Ltd. Series H...........  2,500,000   2,317,076
   China Mobile, Ltd. Sponsored ADR......................    797,772  40,750,194
  #China Molybdenum Co., Ltd. Series H...................    511,322     252,187
  #China National Building Material Co., Ltd. Series H...  1,525,916   1,834,861
   China Oilfield Services, Ltd. Series H................    950,000   1,538,910
  #China Overseas Land & Investment, Ltd.................  2,456,000   4,544,102
   China Pacific Insurance Group Co., Ltd. Series H......  1,054,600   3,509,149
   China Petroleum & Chemical Corp. ADR..................    106,449  12,789,847
   China Petroleum & Chemical Corp. Series H.............  2,542,000   3,057,418
   China Railway Construction Corp., Ltd. Series H.......  1,239,500     803,729
   China Railway Group, Ltd. Series H....................  1,758,000     629,229
  #China Resources Cement Holdings, Ltd..................    808,000     581,739
   China Resources Enterprise, Ltd.......................  1,035,000   3,559,592
 #*China Resources Gas Group, Ltd........................    462,000     665,348
  #China Resources Land, Ltd.............................  1,036,000   1,833,316
   China Resources Power Holdings Co., Ltd...............    552,000   1,078,782
   China Shenhua Energy Co., Ltd. Series H...............  2,191,000   9,622,390
 #*China Shipping Container Lines Co., Ltd. Series H.....  3,884,000     864,438
   China Shipping Development Co., Ltd. Series H.........  1,414,000     978,046
 #*China Southern Airlines Co., Ltd. ADR.................     10,900     280,675
 #*China Southern Airlines Co., Ltd. Series H............    488,000     249,186
   China State Construction International Holdings, Ltd..    594,000     470,296
  *China Taiping Insurance Holdings Co., Ltd.............    525,400     975,426
   China Telecom Corp., Ltd. ADR.........................     49,067   2,752,168
   China Telecom Corp., Ltd. Series H....................  2,306,000   1,293,709
   China Unicom Hong Kong, Ltd. ADR......................    470,600   8,691,982
  #China Yurun Food Group, Ltd...........................    817,000   1,348,915
   Citic Pacific, Ltd....................................  1,136,000   2,172,965
   CNOOC, Ltd............................................  1,028,000   2,086,360
  #CNOOC, Ltd. ADR.......................................    104,300  21,214,620
   COSCO Pacific, Ltd....................................  1,097,818   1,528,972
  #Country Garden Holdings Co., Ltd......................  3,457,000   1,492,677
  #CSR Corp., Ltd. Series H..............................  1,005,000     662,363
  #Datang International Power Generation Co., Ltd.
    Series H.............................................  1,390,000     461,903
  #Dongfang Electric Co., Ltd. Series H..................    196,000     578,643
   Dongfeng Motor Corp. Series H.........................  1,522,000   2,844,022
   ENN Energy Holdings, Ltd..............................    460,000   1,397,497
  #Evergrande Real Estate Group, Ltd.....................  5,180,000   2,454,403
  #Fosun International, Ltd..............................  1,554,441     952,215
  #GCL-Poly Energy Holdings, Ltd.........................  5,633,814   1,933,288
  #Golden Eagle Retail Group, Ltd........................    336,000     772,071
  #GOME Electrical Appliances Holding, Ltd...............  8,312,000   1,981,660
  #Great Wall Motor Co., Ltd. Series H...................    798,500   1,364,957
   Guangdong Investment, Ltd.............................  1,564,000     905,225
   Guangshen Railway Co., Ltd............................    238,000      86,774
  #Guangshen Railway Co., Ltd. Sponsored ADR.............     29,254     534,178
   Guangzhou Automobile Group Co., Ltd. Series H.........    620,259     672,782
   Guangzhou R&F Properties Co., Ltd. Series H...........    474,800     464,392
  *Haier Electronics Group Co., Ltd......................    144,000     148,072
   Hengan International Group Co., Ltd...................    409,000   3,654,759
  #Huabao International Holdings, Ltd....................  1,005,000     682,251
  #Huaneng Power International, Inc. ADR.................     34,452     828,915
   Huaneng Power International, Inc. Series H............    136,000      82,580
   Industrial & Commercial Bank of China, Ltd. Series H.. 36,966,185  25,864,701
   Jiangsu Express Co., Ltd. Series H....................    764,000     759,885

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CONTINUED

                                                            SHARES     VALUE++
                                                           --------- ------------
CHINA -- (Continued)
   Jiangxi Copper Co., Ltd. Series H......................   785,000 $  1,991,425
   Kingboard Chemical Holdings, Ltd.......................   596,351    2,049,334
   Kunlun Energy Co., Ltd................................. 1,262,000    1,987,317
   Lenovo Group, Ltd...................................... 3,041,278    2,421,029
  #Longfor Properties Co., Ltd............................   942,000    1,237,138
  #Maanshan Iron & Steel Co., Ltd. Series H............... 1,620,000      558,786
  #Metallurgical Corp of China, Ltd. Series H............. 1,857,000      432,671
 #*Minmetals Resources, Ltd...............................   388,000      181,966
   Nine Dragons Paper Holdings, Ltd.......................   686,000      461,658
  #Parkson Retail Group, Ltd..............................   841,500    1,000,525
   PetroChina Co., Ltd. ADR...............................   141,210   20,546,055
   PICC Property & Casualty Co., Ltd. Series H............ 1,308,000    1,721,195
   Ping An Insurance Group Co. of China, Ltd. Series H.... 1,116,500    8,815,311
  #Renhe Commercial Holdings Co., Ltd..................... 8,722,000    1,033,487
  *Sany Heavy Equipment International Holdings Co., Ltd...   477,000      418,640
   Shandong Weigao Group Medical Polymer Co., Ltd.
     Series H.............................................   664,000      608,295
   Shanghai Electric Group Co., Ltd. Series H............. 2,392,000    1,101,336
   Shanghai Industrial Holdings, Ltd......................   589,274    1,882,121
  #Shimao Property Holdings, Ltd.......................... 1,577,871    1,614,845
   Shougang Fushan Resources Group, Ltd...................   968,000      388,654
  #Sino-Ocean Land Holdings, Ltd.......................... 1,068,500      549,588
   Sinopec Shanghai Petrochemical Co., Ltd. Series H......   952,000      339,709
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR.     6,545      231,693
  #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H......   888,000      224,064
  #Sinopharm Group Co., Ltd. Series H.....................   444,400    1,054,811
  #Soho China, Ltd........................................ 2,899,263    1,901,612
   Tencent Holdings, Ltd..................................   700,600   17,107,391
  #Tingyi (Cayman Islands) Holding Corp................... 1,112,000    3,258,281
  #Tsingtao Brewery Co., Ltd. Series H....................   170,000      920,636
   Want Want China Holdings, Ltd.......................... 2,752,000    2,556,819
   Weichai Power Co., Ltd. Series H.......................   227,000    1,217,181
 #*Xinjiang Goldwind Science & Technology Co., Ltd.
  Series H................................................   299,000      171,307
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR............   105,796    2,516,887
   Zhaojin Mining Industry Co., Ltd. Series H.............   485,000      867,990
   Zhejiang Expressway Co., Ltd. Series H.................   876,000      613,774
  #Zhongsheng Group Holdings, Ltd.........................   231,000      462,481
   Zhuzhou CSR Times Electric Co., Ltd. Series H..........    95,000      209,795
  #Zijin Mining Group Co., Ltd. Series H.................. 2,543,000    1,113,458
  #ZTE Corp. Series H.....................................   460,838    1,248,726
                                                                     ------------
TOTAL CHINA...............................................            386,967,125
                                                                     ------------
COLOMBIA -- (0.4%)
  #Bancolombia SA Sponsored ADR...........................    64,224    3,982,530
   Ecopetrol SA Sponsored ADR.............................   127,440    6,508,361
                                                                     ------------
TOTAL COLOMBIA............................................             10,490,891
                                                                     ------------
CZECH REPUBLIC -- (0.5%)
   CEZ A.S................................................   184,371    7,459,194
   Komercni Banka A.S.....................................    14,663    2,809,575
  *Philip Morris CR A.S...................................        12        7,265
   Telefonica Czech Republic A.S..........................   142,100    2,833,597
  *Unipetrol A.S..........................................       947        8,424
                                                                     ------------
TOTAL CZECH REPUBLIC......................................             13,118,055
                                                                     ------------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E. Sponsored
     GDR..................................................   169,926      666,805
  *Egyptian Financial Group-Hermes Holding GDR............       564        2,030
   Orascom Construction Industries GDR....................    39,927    1,656,999
  *Orascom Telecom Holding S.A.E. GDR.....................   246,435      754,978

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CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
 EGYPT -- (Continued)
   *Orascom Telecom Media & Technology Holding S.A.E. GDR. 246,435 $   224,256
                                                                   -----------
 TOTAL EGYPT..............................................           3,305,068
                                                                   -----------
 HUNGARY -- (0.4%)
   *Egis Pharmaceuticals P.L.C............................     286      21,033
    ELMU NYRT.............................................     133      13,720
    Magyar Telekom Telecommunications P.L.C............... 255,186     607,447
   *MOL Hungarian Oil & Gas P.L.C.........................  42,653   3,573,284
   #OTP Bank P.L.C........................................ 249,448   4,474,814
    Richter Gedeon NYRT...................................  13,851   2,278,789
    Tisza Chemical Group P.L.C............................  24,314     240,736
                                                                   -----------
 TOTAL HUNGARY............................................          11,209,823
                                                                   -----------
 INDIA -- (8.2%)
    ACC, Ltd..............................................  43,053   1,034,887
    Adani Enterprises, Ltd................................ 140,472   1,183,114
   *Adani Power, Ltd...................................... 335,085     543,180
    Aditya Birla Nuvo, Ltd................................  31,068     511,371
    Allahabad Bank, Ltd................................... 168,800     550,242
    Ambuja Cements, Ltd................................... 859,949   2,790,243
   *Andhra Bank, Ltd......................................  59,863     123,508
   *Apollo Hospitals Enterprise, Ltd......................  34,389     418,196
    Asea Brown Boveri India, Ltd..........................  44,468     729,673
   *Ashok Leyland, Ltd.................................... 490,039     271,126
    Asian Paints, Ltd.....................................  29,464   1,779,610
    Axis Bank, Ltd........................................ 227,042   4,920,680
    Bajaj Auto, Ltd.......................................  88,932   2,876,006
    Bajaj Finserv, Ltd....................................  24,264     220,369
    Bajaj Holdings & Investment, Ltd......................  18,717     254,593
    Bank of India.........................................  70,281     488,411
    Bharat Electronics, Ltd...............................  13,836     390,502
   *Bharat Forge, Ltd.....................................  19,904     117,463
    Bharat Heavy Electricals, Ltd......................... 288,424   1,458,740
    Bharat Petroleum Corp., Ltd...........................  74,031     855,328
    Bharti Airtel, Ltd.................................... 867,263   6,389,434
    Bhushan Steel, Ltd....................................  22,550     161,065
   *Biocon, Ltd...........................................  21,170     113,397
    Bosch, Ltd............................................  13,445   1,978,684
    Cadila Healthcare, Ltd................................  17,884     239,141
   *Cairn India, Ltd...................................... 315,045   2,160,292
    Canara Bank...........................................  59,667     567,013
    Central Bank of India.................................  31,634      54,167
    Cipla, Ltd............................................ 354,995   2,503,931
    Colgate-Palmolive (India), Ltd........................  15,524     313,309
    Container Corp. of India..............................   8,340     164,865
   *Coromandel International, Ltd.........................  35,181     189,001
    Corporation Bank......................................   6,356      53,119
   *Crisil, Ltd...........................................   3,185      57,908
    Crompton Greaves, Ltd................................. 169,046     454,322
    Cummins India, Ltd....................................  42,903     363,441
    Dabur India, Ltd...................................... 495,434     941,129
   *Dish TV (India), Ltd.................................. 218,853     276,341
    Divi's Laboratories, Ltd..............................  33,413     531,165
    DLF, Ltd.............................................. 300,559   1,307,314
    Dr. Reddy's Laboratories, Ltd.........................  22,080     753,203
   #Dr. Reddy's Laboratories, Ltd. ADR....................  83,498   2,851,457
   *Engineers India, Ltd..................................  30,240     140,958
   *Essar Oil, Ltd........................................ 217,316     269,086
    Exide Industries, Ltd................................. 131,662     351,980
   *Federal Bank, Ltd.....................................  69,838     562,957
    GAIL India, Ltd....................................... 102,223     769,520

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
   GAIL India, Ltd. Sponsored GDR........................    28,791 $ 1,304,198
  *Gillette India, Ltd...................................       837      32,096
  *GlaxoSmithKline Consumer Healthcare, Ltd..............     4,527     235,439
   GlaxoSmithKline Pharmaceuticals, Ltd..................    24,027     937,753
   Glenmark Pharmaceuticals, Ltd.........................   101,902     608,856
  *GMR Infrastructure, Ltd...............................   684,313     404,012
   Godrej Consumer Products, Ltd.........................    58,902     529,773
   Grasim Industries, Ltd................................     6,300     334,429
   HCL Technologies, Ltd.................................   177,470   1,563,493
   HDFC Bank, Ltd........................................ 1,530,370  15,108,848
   Hero Honda Motors, Ltd. Series B......................    89,012   3,351,774
   Hindalco Industries, Ltd..............................   699,812   2,067,736
   Hindustan Petroleum Corp, Ltd.........................    43,201     257,312
   Hindustan Unilever, Ltd...............................   894,265   6,855,288
  #ICICI Bank, Ltd. Sponsored ADR........................   306,356  11,093,151
   IDBI Bank, Ltd........................................   346,191     707,749
  *Idea Cellular, Ltd....................................   805,036   1,541,760
   Indian Bank...........................................   126,858     570,580
   Indian Oil Corp., Ltd.................................   205,284   1,198,268
   Indian Overseas Bank..................................    62,877     111,369
   IndusInd Bank, Ltd....................................    51,381     302,708
   Infosys, Ltd..........................................   214,112  11,766,886
  #Infosys, Ltd. Sponsored ADR...........................   188,659  10,374,358
   Infrastructure Development Finance Co., Ltd...........   601,656   1,616,100
   ITC, Ltd.............................................. 2,298,662   9,442,250
   Jaiprakash Associates, Ltd............................ 1,336,264   1,881,153
  *Jaiprakash Power Ventures, Ltd........................   322,080     286,309
   Jindal Steel & Power, Ltd.............................   373,815   4,087,993
   JSW Energy, Ltd.......................................   274,414     298,918
   JSW Steel, Ltd........................................   124,632   1,757,280
   Kotak Mahindra Bank, Ltd..............................   158,594   1,593,415
   Larsen & Toubro, Ltd..................................   211,722   5,599,657
   LIC Housing Finance, Ltd..............................    53,635     271,170
   Lupin, Ltd............................................   146,419   1,400,800
   Mahindra & Mahindra, Ltd..............................   298,575   4,054,473
   Mangalore Refinery & Petrochemicals, Ltd..............   399,619     494,075
   Marico, Ltd...........................................    48,958     150,228
   Maruti Suzuki India, Ltd..............................    97,051   2,315,462
  *Motherson Sumi Systems, Ltd...........................    20,853      69,475
  *Mphasis, Ltd..........................................    43,107     328,521
   Mundra Port & Special Economic Zone, Ltd..............   174,944     515,362
   Nestle India, Ltd.....................................     3,464     297,424
  *NHPC, Ltd............................................. 1,476,445     614,265
   NTPC, Ltd.............................................   312,039   1,082,964
   Oil & Natural Gas Corp., Ltd..........................   699,873   3,899,563
   Oil India, Ltd........................................    21,233     521,903
  *Oracle Financial Services Software, Ltd...............    14,000     561,640
   Oriental Bank of Commerce.............................    85,829     443,397
   Pantaloon Retail India, Ltd...........................     2,667       9,077
  *Patni Computer Systems, Ltd...........................    12,307     115,723
   Petronet LNG, Ltd.....................................   113,332     376,769
   Piramal Healthcare, Ltd...............................    48,017     396,514
   Power Grid Corp. of India, Ltd........................   741,612   1,556,911
   Proctor & Gamble Hygiene & Health Care, Ltd...........     7,710     285,991
   Ranbaxy Laboratories, Ltd.............................   131,027   1,190,769
   Reliance Capital, Ltd.................................    97,310     705,706
   Reliance Communications, Ltd..........................   523,134   1,043,957
   Reliance Energy, Ltd..................................   111,967   1,210,193
   Reliance Industries, Ltd.............................. 1,432,266  23,565,994
  *Reliance Power, Ltd...................................   421,833     863,336
   Rural Electrification Corp., Ltd......................    47,495     182,198

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CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
INDIA -- (Continued)
  *Satyam Computer Services, Ltd.........................    345,226 $    511,318
   Sesa Goa, Ltd.........................................    563,951    2,474,985
   Shree Cement, Ltd.....................................        585       26,724
   Shriram Transport Finance Co., Ltd....................     76,457      893,695
   State Bank of India...................................     68,766    2,858,940
   Steel Authority of India, Ltd.........................    234,277      480,485
   Sterlite Industries (India), Ltd......................  1,725,980    3,998,535
   Sun Pharmaceuticals Industries, Ltd...................    333,183    3,684,396
   Sun TV Network, Ltd...................................     22,700      139,975
  *Suzlon Energy, Ltd....................................    185,547      104,678
   Tata Chemicals, Ltd...................................     85,384      587,016
   Tata Consultancy Services, Ltd........................    481,215   10,973,552
   Tata Motors, Ltd......................................    679,237    3,334,528
 #*Tata Motors, Ltd. Sponsored ADR.......................     25,216      607,201
   Tata Power Co., Ltd...................................    975,200    2,044,354
   Tata Steel, Ltd.......................................    227,156    2,066,744
   Tech Mahindra, Ltd....................................     15,427      202,907
   Titan Industries, Ltd.................................     92,375      377,102
   Torrent Power, Ltd....................................     12,965       54,199
   Ultratech Cement, Ltd.................................     34,105      839,920
  *Unitech, Ltd..........................................    941,860      495,379
   United Breweries, Ltd.................................     23,205      192,602
   United Phosphorus, Ltd................................    118,908      354,027
   United Spirits, Ltd...................................     38,634      520,323
   Videsh Sanchar Nigam, Ltd.............................     36,123      164,771
   Wipro, Ltd............................................    480,402    4,010,163
   Yes Bank, Ltd.........................................    161,542    1,074,916
   Zee Entertainment Enterprises, Ltd....................    274,099      707,139
                                                                     ------------
TOTAL INDIA..............................................             236,160,786
                                                                     ------------
INDONESIA -- (2.9%)
   PT Adaro Energy Tbk................................... 12,163,000    2,468,917
   PT Aneka Tambang Tbk..................................  1,358,500      283,558
   PT Astra Agro Lestari Tbk.............................    279,000      638,275
   PT Astra International Tbk............................  1,995,561   17,473,818
   PT Bank Central Asia Tbk..............................  9,187,000    8,158,233
   PT Bank Danamon Indonesia Tbk.........................  3,627,079    1,821,837
   PT Bank Mandiri Tbk...................................  7,425,617    5,520,830
   PT Bank Negara Indonesia Persero Tbk..................  6,443,722    2,586,924
  *PT Bank Pan Indonesia Tbk.............................  8,354,000      788,065
   PT Bank Rakyat Indonesia Persero Tbk..................  8,008,000    6,082,863
  *PT Bank Tabungan Pensiunan Nasional Tbk...............     86,500       34,085
   PT Bayan Resources Tbk................................     68,000      134,599
   PT Bumi Resources Tbk.................................  9,745,000    2,754,549
  *PT Bumi Serpong Damai Tbk.............................  1,817,500      212,048
  *PT Charoen Pokphand Indonesia Tbk.....................  5,024,000    1,393,735
   PT Gudang Garam Tbk...................................    386,500    2,445,706
   PT Holcim Indonesia Tbk...............................    182,500       45,096
   PT Indo Tambangraya Megah Tbk.........................    252,000    1,026,465
   PT Indocement Tunggal Prakarsa Tbk....................    926,500    1,743,230
   PT Indofood Sukses Makmur Tbk.........................  3,016,500    1,608,939
   PT Indosat Tbk........................................    722,000      436,899
   PT Indosat Tbk ADR....................................      1,674       50,505
  *PT Jasa Marga Tbk.....................................  1,362,000      661,741
   PT Kalbe Farma Tbk....................................  2,969,000    1,162,479
   PT Lippo Karawaci Tbk.................................        187           14
   PT Media Nusantara Citra Tbk..........................  2,621,000      393,170
  *PT Panasia Indosyntec Tbk.............................     75,100        1,587
   PT Perusahaan Gas Negara Tbk..........................  6,775,000    2,537,214
   PT Semen Gresik Persero Tbk...........................  2,453,500    3,080,077
   PT Sinar Mas Agro Resources & Technology Tbk..........  1,150,500      701,474

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
   PT Tambang Batubara Bukit Asam Tbk....................   520,500 $ 1,163,795
   PT Telekomunikasi Indonesia Tbk....................... 9,116,140   6,949,757
   PT Unilever Indonesia Tbk............................. 1,575,000   3,425,428
   PT United Tractors Tbk................................ 1,206,196   3,796,414
   PT Vale Indonesia Tbk................................. 2,219,000     985,228
  *PT XL Axiata Tbk...................................... 1,291,500     641,725
                                                                    -----------
TOTAL INDONESIA..........................................            83,209,279
                                                                    -----------
ISRAEL -- (0.0%)
  *IDB Holding Corp., Ltd................................        --           4
  *Koor Industries, Ltd..................................         1           7
   Osem Investments, Ltd.................................         1           8
                                                                    -----------
TOTAL ISRAEL.............................................                    19
                                                                    -----------
MALAYSIA -- (3.5%)
   Affin Holdings Berhad.................................   318,200     334,264
   AirAsia Berhad........................................   823,500     959,525
   Alliance Financial Group Berhad.......................   756,100     984,972
   AMMB Holdings Berhad.................................. 1,199,359   2,306,371
   Axiata Group Berhad................................... 2,221,275   3,408,593
   Batu Kawan Berhad.....................................    15,000      94,631
   Berjaya Corp. Berhad..................................   778,400     242,710
  *Berjaya Land Berhad...................................    95,000      29,330
   Berjaya Sports Toto Berhad............................   709,264   1,020,785
   Boustead Holdings Berhad..............................   318,186     572,897
   British American Tobacco Malaysia Berhad..............   135,500   2,199,275
   CIMB Group Holdings Berhad............................ 3,992,654   9,065,218
   Dialog Group Berhad...................................   745,100     598,831
   DiGi.Com Berhad....................................... 3,294,620   4,285,491
   Fraser & Neave Holdings Berhad........................    61,000     357,438
   Gamuda Berhad......................................... 1,220,000   1,481,795
   Genting (Malaysia) Berhad............................. 2,820,500   3,740,219
   Genting Berhad........................................ 1,994,000   7,279,388
   Genting Plantations Berhad............................   213,900     660,480
   Hong Leong Bank Berhad................................   592,860   2,210,565
   Hong Leong Financial Group Berhad.....................   205,729     802,259
   IJM Corp. Berhad......................................   490,260     923,978
   IOI Corp. Berhad...................................... 3,106,605   5,507,679
   Kuala Lumpur Kepong Berhad............................   443,400   3,742,946
   Kulim (Malaysia) Berhad...............................   376,300     544,050
   Lafarge Malayan Cement Berhad.........................   259,580     569,055
   Malayan Banking Berhad................................ 2,364,993   6,378,434
   Malaysia Airports Holdings Berhad.....................   122,500     229,539
  *Malaysian Airlines System Berhad......................   751,834     415,420
   Maxis Berhad..........................................   560,000   1,050,596
   MISC Berhad........................................... 1,391,098   2,707,098
   MMC Corp. Berhad...................................... 1,092,100   1,004,278
   Nestle (Malaysia) Berhad..............................   204,500   3,743,309
   Oriental Holdings Berhad..............................    11,480      19,913
   Parkson Holdings Berhad...............................   313,420     581,231
   Petronas Dagangan Berhad..............................   257,600   1,522,512
   Petronas Gas Berhad...................................   475,500   2,448,407
  *Pharmaniaga Berhad....................................     4,957       8,425
   PPB Group Berhad......................................   382,900   2,130,150
   Public Bank Berhad....................................    67,739     301,568
   Public Bank Berhad Foreign Market Shares.............. 1,039,201   4,641,628
   RHB Capital Berhad....................................   412,253     964,398
   Shell Refining Co. Federation of Malaysia Berhad......   147,000     468,424
   Sime Darby Berhad..................................... 2,342,720   7,034,097
   SP Setia Berhad.......................................   883,425   1,147,877
   Telekom Malaysia Berhad...............................   957,700   1,511,095

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
                                                            SHARES     VALUE++
                                                          ---------- ------------
MALAYSIA -- (Continued)
   Tenaga Nasional Berhad................................  2,467,050 $  4,859,422
  *UEM Land Holdings Berhad..............................    901,537      685,934
   UMW Holdings Berhad...................................    475,466    1,079,220
   YTL Corp. Berhad......................................  5,279,425    2,599,829
   YTL Power International Berhad........................  1,222,340      743,022
                                                                     ------------
TOTAL MALAYSIA...........................................             102,198,571
                                                                     ------------
MEXICO -- (5.5%)
   Alfa S.A.B. de C.V. Series A..........................    177,767    2,333,430
  #America Movil S.A.B. de C.V. Series L................. 33,690,314   39,236,999
   America Movil S.A.B. de C.V. Series L ADR.............     22,528      522,875
   Arca Continental S.A.B. de C.V........................    349,300    1,624,015
  *Cementos de Mexico S.A.B de C.V. Series B.............    289,651      196,670
 #*Cemex S.A.B. de C.V. Sponsored ADR....................    569,545    3,878,601
  #Coca-Cola Femsa S.A.B. de C.V. Series L...............    298,900    2,934,628
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B........................................     27,727       12,764
  #El Puerto de Liverpool S.A.B. de C.V. Series C-1......    109,400      836,147
   Fomento Economico Mexicano S.A.B. de C.V..............  2,109,900   14,874,729
  *Genomma Lab Internacional S.A.B. de C.V. Series B.....    264,900      581,255
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR...     13,061      489,396
   Grupo Carso S.A.B. de C.V. Series A-1.................    639,132    1,912,380
  *Grupo Comercial Chedraui S.A. de C.V..................      5,800       14,240
  #Grupo Elektra S.A. de C.V.............................     88,187    7,713,090
  #Grupo Financiero Banorte S.A.B. de C.V. Series O......  1,473,229    5,877,499
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O......  1,863,628    3,844,758
   Grupo Industrial Bimbo S.A.B. de C.V. Series A-1......  1,570,500    3,494,257
   Grupo Industrial Maseca S.A.B. de C.V. Series B.......    228,400      256,803
   Grupo Mexico S.A.B. de C.V. Series B..................  3,938,416   12,494,419
  #Grupo Modelo S.A.B. de C.V. Series C..................    731,750    4,535,086
  *Grupo Qumma S.A. de C.V. Series B.....................      1,591           22
  #Grupo Televisa S.A.B..................................  1,704,800    6,738,578
   Grupo Televisa S.A.B. Sponsored ADR...................    128,240    2,528,893
 #*Impulsora del Desarrollo y El Empleo en America
  Latina S.A.B. de C.V...................................  2,373,426    4,370,246
  #Industrias Penoles S.A.B. de C.V......................     99,638    4,762,467
 #*Inmuebles Carso S.A.B. de C.V. Series B-1.............    813,232      655,123
   Kimberly Clark de Mexico S.A.B. de C.V. Series A......    607,800    3,450,733
  #Mexichem S.A.B. de C.V. Series *......................    465,846    1,608,325
 #*Minera Frisco S.A.B. de C.V. Series A-1...............    785,532    3,572,052
 #*Organizacion Soriana S.A.B. de C.V. Series B..........  1,112,075    2,801,923
  *Savia S.A. de C.V. Series A...........................    120,000        7,365
  #Wal-Mart de Mexico S.A.B. de C.V. Series V............  6,300,780   19,495,819
                                                                     ------------
TOTAL MEXICO.............................................             157,655,587
                                                                     ------------
PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR....................    113,771    4,880,776
   Credicorp, Ltd........................................     70,822    8,049,629
                                                                     ------------
TOTAL PERU...............................................              12,930,405
                                                                     ------------
PHILIPPINES -- (0.8%)
   Aboitiz Equity Ventures, Inc..........................  1,519,900    1,480,761
   Aboitiz Power Corp....................................  1,446,200    1,017,791
   Alliance Global Group, Inc............................  4,300,200    1,101,504
   Ayala Corp. Series A..................................    235,815    1,929,094
   Ayala Land, Inc.......................................  4,735,418    1,947,855
   Bank of the Philippine Islands........................  1,747,004    2,464,116
   BDO Unibank, Inc......................................  1,106,768    1,544,225
  *DMCI Holdings, Inc....................................    537,200      575,376
   Energy Development Corp...............................  5,051,600      659,102
  *Filipina Water Bottling Corp..........................  2,006,957           --
  *Globe Telecom, Inc....................................     25,265      685,574

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
PHILIPPINES -- (Continued)
  *International Container Terminal Services, Inc........   596,860 $   779,046
   Jollibee Foods Corp...................................    47,220     107,612
   Manila Electric Co....................................   145,900     951,533
   Metro Bank & Trust Co.................................   881,923   1,558,225
   Metro Pacific Investments Corp........................ 2,258,000     184,023
   Philippine Long Distance Telephone Co.................    42,445   2,711,838
   San Miguel Corp.......................................   379,760   1,038,842
   SM Investments Corp...................................   122,880   1,778,717
   SM Prime Holdings, Inc................................ 2,309,568     882,659
   Universal Robina Corp.................................   758,000     948,184
                                                                    -----------
TOTAL PHILIPPINES........................................            24,346,077
                                                                    -----------
POLAND -- (1.3%)
   Asseco Poland SA......................................     9,607     139,694
   Bank Handlowy w Warszawie SA..........................    37,967     880,901
   Bank Millennium SA....................................   551,656     716,782
   Bank Pekao SA.........................................   113,393   5,540,867
  *BRE Bank SA...........................................    11,234   1,026,398
   Browary Zywiec SA.....................................    12,695   2,191,318
  *Cyfrowy Polsat SA.....................................    68,869     281,779
   Enea SA...............................................     7,456      41,683
  *Get Bank SA........................................... 1,028,245     586,330
  *Getin Holding SA......................................   351,310     266,113
  *Grupa Lotos SA........................................    38,603     312,892
   ING Bank Slaski SA....................................    23,913     611,296
  *Kernel Holding SA.....................................    34,280     729,308
   KGHM Polska Miedz SA..................................   107,907   4,688,100
   Kredyt Bank SA........................................    65,825     224,400
  *Lubelski Wegiel Bogdanka SA...........................     6,401     245,853
  *Mondi Packaging Paper Swiecie SA......................     5,721     108,991
   PGE SA................................................   459,706   2,923,547
  *Polski Koncern Naftowy Orlen SA.......................   311,446   3,549,749
   Polskie Gornictwo Naftowe I Gazownictwo SA............   990,853   1,196,711
   Powszechna Kasa Oszczednosci Bank Polski SA...........   295,853   3,195,298
  *Powszechny Zaklad Ubezpieczen SA......................    35,728   3,705,803
   Synthos SA............................................   321,601     516,406
  *Tauron Polska Energia SA..............................    96,649     162,223
   Telekomunikacja Polska SA.............................   591,537   3,173,060
   TVN SA................................................    67,801     237,181
                                                                    -----------
TOTAL POLAND.............................................            37,252,683
                                                                    -----------
RUSSIA -- (4.4%)
   Federal Hydrogenerating Co. ADR.......................   939,693   3,653,381
   Gazprom OAO Sponsored ADR............................. 4,226,507  51,352,207
   Gazpromneft JSC Sponsored ADR.........................    67,194   1,672,780
   Lukoil OAO Sponsored ADR..............................   376,321  22,105,008
   Magnitogorsk Iron & Steel Works Sponsored GDR.........    15,563      92,847
 #*Mechel Sponsored ADR..................................   128,829   1,428,714
   MMC Norilsk Nickel JSC ADR............................   532,268  10,242,829
   Novolipetsk Steel OJSC GDR............................    83,762   2,068,240
   Novorossiysk Sea Trade Port GDR.......................     8,865      61,991
  *Polymetal JSC GDR.....................................    86,431   1,433,936
   Rosneft Oil Co. GDR................................... 1,491,147  11,010,364
   Severstal OAO GDR.....................................   124,807   1,798,560
   Surgutneftegas Sponsonsored ADR.......................   544,495   5,106,508
   Tatneft Sponsored ADR.................................    76,678   2,679,174
   TMK OAO GDR...........................................    48,157     569,691
   Uralkali OJSC GDR.....................................   170,725   6,097,878
   VimpelCom, Ltd. Sponsored ADR.........................    70,835     755,101
   VTB Bank OJSC GDR.....................................   866,588   4,065,131

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CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
RUSSIA -- (Continued)
  *X5 Retail Group NV GDR................................    59,942 $  1,323,197
                                                                    ------------
TOTAL RUSSIA.............................................            127,517,537
                                                                    ------------
SOUTH AFRICA -- (7.7%)
   ABSA Group, Ltd.......................................   365,243    6,904,499
   African Bank Investments, Ltd.........................   576,969    2,704,546
   African Rainbow Minerals, Ltd.........................   105,298    2,465,761
  #Anglo American Platinum Corp., Ltd....................    70,553    4,942,187
   AngloGold Ashanti, Ltd. Sponsored ADR.................   238,137   10,906,675
   ArcelorMittal South Africa, Ltd.......................   236,779    2,062,735
   Aspen Pharmacare Holdings, Ltd........................   178,581    2,269,619
   Assore, Ltd...........................................    25,020      726,251
   Barloworld, Ltd.......................................   181,718    2,032,195
   Bidvest Group, Ltd....................................   190,456    4,095,634
   Capitec Bank Holdings, Ltd............................    17,517      409,640
   Discovery Holdings, Ltd...............................   357,805    2,077,479
   Exxaro Resources, Ltd.................................    90,725    2,230,314
   FirstRand, Ltd........................................ 1,964,808    5,669,622
   Foschini Group, Ltd. (The)............................   124,568    1,723,338
   Gold Fields, Ltd. Sponsored ADR.......................   564,283    9,271,170
   Growthpoint Properties, Ltd...........................   764,019    1,946,301
   Harmony Gold Mining Co., Ltd..........................   132,269    1,609,203
   Harmony Gold Mining Co., Ltd. Sponsored ADR...........   331,569    3,998,722
   Impala Platinum Holdings, Ltd.........................   478,692   10,496,635
   Imperial Holdings, Ltd................................   137,552    2,431,869
   Investec, Ltd.........................................   193,823    1,185,030
   Kumba Iron Ore, Ltd...................................    46,238    3,165,304
   Liberty Holdings, Ltd.................................   134,724    1,463,459
   Life Healthcare Group Holdings, Ltd...................   419,891    1,138,694
   Massmart Holdings, Ltd................................    64,161    1,445,860
   Mediclinic International, Ltd.........................   107,438      483,868
   MMI Holdings, Ltd.....................................   537,018    1,244,658
   Mondi, Ltd............................................    95,898      763,908
  *Mpact, Ltd............................................    25,900       49,634
   Mr. Price Group, Ltd..................................   141,553    1,559,256
   MTN Group, Ltd........................................ 1,659,950   28,077,988
  *Nampak, Ltd...........................................    36,044      104,130
   Naspers, Ltd. Series N................................   324,237   16,189,648
   Nedbank Group, Ltd....................................    72,592    1,450,258
   Network Healthcare Holdings, Ltd......................   503,979      874,351
   Pick'n Pay Stores, Ltd................................   244,318    1,426,644
   Pretoria Portland Cement Co., Ltd.....................   591,367    2,138,832
   PSG Group, Ltd........................................    68,962      414,676
   Sanlam, Ltd........................................... 1,508,087    5,844,285
  *Sappi, Ltd. Sponsored ADR.............................     1,300        4,264
   Sasol, Ltd. Sponsored ADR.............................   691,887   35,521,479
   Shoprite Holdings, Ltd................................   440,921    7,279,001
   Spar Group, Ltd. (The)................................   109,981    1,553,887
   Standard Bank Group, Ltd..............................   866,990   11,834,100
  *Steinhoff International Holdings, Ltd................. 1,077,927    3,459,899
   Telkom South Africa, Ltd..............................   335,522    1,257,447
   Tiger Brands, Ltd.....................................    92,531    2,975,285
   Truworths International, Ltd..........................   277,243    2,767,821
   Vodacom Group, Ltd....................................   389,448    4,787,246
   Woolworths Holdings, Ltd..............................   484,289    2,594,837
                                                                    ------------
TOTAL SOUTH AFRICA.......................................            224,030,144
                                                                    ------------
SOUTH KOREA -- (13.6%)
  *Amorepacific Corp.....................................     3,479    3,098,785
   Cheil Industrial, Inc.................................    30,767    2,748,486
  *CJ Cheiljedang Corp...................................     5,879    1,611,259

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CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
 SOUTH KOREA -- (Continued)
  #*Daelim Industrial Co., Ltd............................  18,945 $ 1,820,197
  #*Daewoo Engineering & Construction Co., Ltd............ 125,248   1,320,028
   #Daewoo International Corp.............................  38,863   1,042,396
    Daewoo Securities Co., Ltd............................ 220,281   2,577,075
  #*Daewoo Shipbuilding & Marine Engineering Co., Ltd..... 109,830   2,717,734
    Dongbu Insurance Co., Ltd.............................  27,690   1,183,130
    Doosan Corp...........................................   7,418   1,009,205
   *Doosan Heavy Industries & Construction Co., Ltd.......  50,399   3,026,507
  #*Doosan Infracore Co., Ltd.............................  82,000   1,384,001
    E-Mart Co., Ltd.......................................  18,616   4,484,434
   *GS Engineering & Construction Corp....................  27,320   2,421,549
  #*GS Holdings Corp......................................  58,759   3,250,925
    Hana Financial Group, Inc............................. 180,031   6,164,105
  #*Hankook Tire Manufacturing Co., Ltd...................  82,310   3,282,737
   *Hanwha Chemical Corp..................................  94,470   2,426,355
   *Hanwha Corp...........................................   1,260      40,707
   *Honam Petrochemical Corp..............................   7,899   2,566,809
   *Hynix Semiconductor, Inc.............................. 317,470   7,570,004
   *Hyundai Department Store Co., Ltd.....................  10,154   1,653,114
   *Hyundai Engineering & Construction Co., Ltd...........  37,980   2,418,917
  #*Hyundai Glovis Co., Ltd...............................   7,462   1,277,798
   *Hyundai Heavy Industries Co., Ltd.....................  39,020  10,802,982
   *Hyundai Hysco Co., Ltd................................  18,394     643,564
   *Hyundai Marine & Fire Insurance Co., Ltd..............   9,500     278,752
  #*Hyundai Merchant Marine Co., Ltd......................  27,211     698,393
   *Hyundai Mobis.........................................  53,070  13,083,229
    Hyundai Motor Co., Ltd................................  99,353  19,516,617
  #*Hyundai Steel Co......................................  58,560   5,640,301
   *Industrial Bank of Korea, Ltd......................... 180,660   2,026,265
   *Kangwon Land, Inc..................................... 114,660   2,686,656
   *KB Financial Group, Inc............................... 170,485   6,462,934
   *KB Financial Group, Inc. ADR..........................  73,168   2,773,067
    KCC Corp..............................................   5,799   1,561,808
   *KEPCO Engineering & Construction Co., Inc.............   4,085     338,236
    Kia Motors Corp....................................... 224,568  13,482,668
   *Korea Electric Power Corp............................. 210,090   5,220,773
    Korea Exchange Bank................................... 323,750   2,277,922
   *Korea Gas Corp........................................  12,660     499,807
  #*Korea Komho Petrochemical Co., Ltd....................   6,144     916,487
   *Korea Life Insurance Co., Ltd......................... 124,980     855,478
   *Korea Zinc Co., Ltd...................................   4,828   1,644,227
   *Korean Air Co., Ltd...................................  14,814     671,249
   *KT Corp...............................................  70,850   2,104,818
    KT&G Corp............................................. 103,590   7,258,304
   *LG Chemical, Ltd......................................  32,392  10,753,530
   *LG Corp............................................... 118,265   7,400,580
  #*LG Display Co., Ltd. ADR.............................. 390,619   5,035,079
  #*LG Electronics, Inc...................................  97,300   7,155,505
    LG Household & Healthcare Co., Ltd....................   5,120   2,177,973
    LG Uplus Corp......................................... 259,030   1,455,330
  #*Lotte Shopping Co., Ltd...............................   7,885   2,691,335
   *LS Corp...............................................   4,290     324,203
   *Mando Corp............................................   7,550   1,222,005
   *NCsoft Corp...........................................   9,029   2,366,477
  #*NHN Corp..............................................  23,355   4,402,844
  #*OCI Co., Ltd..........................................  10,354   2,404,866
   *ORION Corp............................................   2,055   1,252,501
   #POSCO.................................................  46,060  16,948,030
   *POSCO ADR.............................................   4,772     437,879
  #*Samsung C&T Corp...................................... 100,930   6,214,313
    Samsung Card Co., Ltd.................................  23,720     915,016

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
  #Samsung Electro-Mechanics Co., Ltd....................    43,148 $  3,533,608
   Samsung Electronics Co., Ltd..........................    69,482   68,417,811
   Samsung Electronics Co., Ltd. GDR.....................    49,372   24,373,275
   Samsung Engineering Co., Ltd..........................    17,443    3,322,154
   Samsung Fire & Marine Insurance, Ltd..................    35,022    6,775,299
  *Samsung Heavy Industries Co., Ltd.....................   126,000    4,000,667
  #Samsung SDI Co., Ltd..................................    37,340    4,627,915
   Samsung Securities Co., Ltd...........................    43,067    2,348,757
  #Samsung Techwin Co., Ltd..............................    17,522      881,170
  *Shinhan Financial Group Co., Ltd......................   230,726    9,178,757
  *Shinhan Financial Group Co., Ltd. ADR.................    40,746    3,225,453
   Shinsegae Co., Ltd....................................     6,575    1,614,716
  *SK C&C Co., Ltd.......................................     8,860    1,027,721
  *SK Holdings Co., Ltd..................................    28,989    3,613,238
  *SK Innovation Co., Ltd................................    51,889    7,831,371
  *SK Networks Co., Ltd..................................    77,320      756,094
   SK Telecom Co., Ltd...................................    25,236    3,200,995
  #S-Oil Corp............................................    42,124    4,556,316
  *Woongjin Coway Co., Ltd...............................    26,300      952,655
  *Woori Finance Holdings Co., Ltd.......................   289,030    2,846,602
                                                                    ------------
TOTAL SOUTH KOREA........................................            392,782,834
                                                                    ------------
TAIWAN -- (10.3%)
  #Acer, Inc............................................. 2,349,040    3,283,935
   Advanced Semiconductor Engineering, Inc............... 3,667,656    3,856,766
 #*Advanced Semiconductor Engineering, Inc. ADR..........    68,200      359,414
   Advantech Co., Ltd....................................   202,200      612,679
   Asia Cement Corp...................................... 2,217,802    2,661,849
   Asustek Computer, Inc.................................   532,180    4,206,764
  #AU Optronics Corp..................................... 1,922,873    1,024,313
   AU Optronics Corp. Sponsored ADR......................   263,844    1,390,458
  #Catcher Technology Co., Ltd...........................   302,429    1,881,717
  #Cathay Financial Holdings Co., Ltd.................... 4,650,572    5,309,305
   Chang Hwa Commercial Bank............................. 2,429,610    1,374,792
  #Cheng Shin Rubber Industry Co., Ltd................... 1,399,783    3,323,733
   Chicony Electronics Co., Ltd..........................    91,571      160,849
  *Chimei Innolux Corp................................... 3,975,818    1,841,906
   China Airlines, Ltd................................... 2,142,536    1,007,160
   China Development Financial Holding Corp.............. 6,576,121    1,956,483
   China Life Insurance Co., Ltd......................... 1,269,020    1,182,216
 #*China Motor Co., Ltd..................................   649,000      693,827
   China Petrochemical Development Corp.................. 1,366,500    1,524,238
  #China Steel Corp...................................... 9,488,159    9,392,883
   Chinatrust Financial Holdings Co., Ltd................ 6,444,354    4,160,151
  *Chunghwa Telecom Co., Ltd.............................    66,000      214,387
   Chunghwa Telecom Co., Ltd. ADR........................   226,956    7,355,644
   Clevo Co., Ltd........................................    63,000      106,548
   Compal Electronics, Inc............................... 3,781,541    4,238,187
  #Delta Electronics, Inc................................ 1,812,366    4,692,074
   E.Sun Financial Holding Co., Ltd...................... 4,037,616    1,900,742
  #Epistar Corp..........................................   538,000    1,317,662
   Eva Airways Corp...................................... 1,249,600      839,212
   Evergreen Marine Corp., Ltd........................... 1,716,249      959,829
  #Far Eastern Department Stores Co., Ltd................   633,956      855,969
   Far Eastern New Century Corp.......................... 3,166,206    3,892,062
   Far EasTone Telecommunications Co., Ltd............... 1,003,000    1,933,474
   Farglory Land Development Co., Ltd....................   223,229      413,262
  #First Financial Holding Co., Ltd...................... 6,156,052    3,774,394
   Formosa Chemicals & Fiber Co., Ltd.................... 3,322,445    9,542,444
  #Formosa International Hotels Corp.....................    26,000      362,187
 #*Formosa Petrochemical Corp............................   722,000    2,251,350

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
   Formosa Plastics Corp.................................  4,070,648 $11,860,612
   Formosa Taffeta Co., Ltd..............................    820,000     787,378
   Foxconn Technology Co., Ltd...........................    731,494   2,871,658
   Fubon Financial Holding Co., Ltd......................  5,151,009   5,737,849
   Giant Manufacturing Co., Ltd..........................    168,506     712,666
   Highwealth Construction Corp..........................    309,000     501,419
 #*Hiwin Technologies Corp...............................    111,000   1,025,594
   Hon Hai Precision Industry Co., Ltd...................  6,378,096  20,569,158
  #Hotai Motor Co., Ltd..................................    298,000   1,541,733
  #HTC Corp..............................................    581,235   9,557,949
  #Hua Nan Financial Holding Co., Ltd....................  5,475,400   3,109,145
   Inventec Corp.........................................  1,289,358     545,070
  #Kinsus Interconnect Technology Corp...................    200,000     649,124
  #Largan Precision Co., Ltd.............................     67,860   1,461,021
   LCY Chemical Corp.....................................    338,380     599,675
   Lite-On Technology Corp...............................  1,396,846   1,771,846
   Macronix International Co., Ltd.......................  3,959,825   1,740,926
  #Media Tek, Inc........................................    749,995   7,165,220
   Mega Financial Holding Co., Ltd.......................  5,554,640   3,808,216
   Nan Ya Plastic Corp...................................  5,377,564  11,364,188
  #Nan Ya Printed Circuit Board Corp.....................    206,968     488,438
  #Nankang Rubber Tire Co., Ltd..........................    316,000     510,712
  #Novatek Microelectronics Corp.........................    304,000     863,994
  *Oriental Union Chemical Corp..........................    278,000     403,733
  #Pegatron Corp.........................................  1,137,345   1,376,967
  #Pou Chen Corp.........................................  2,386,487   2,094,009
   Powertech Technology, Inc.............................    552,819   1,383,928
  #President Chain Store Corp............................    576,831   3,104,303
   Quanta Computer, Inc..................................  1,769,000   3,784,790
 #*Radiant Opto-Electronics Corp.........................    312,000   1,187,616
   Ruentex Development Co., Ltd..........................    370,000     457,094
  #Ruentex Industries, Ltd...............................    290,937     554,688
  *Shin Kong Financial Holding Co., Ltd..................  3,240,344     984,932
  #Siliconware Precision Industries Co...................  2,179,324   2,508,361
 #*Siliconware Precision Industries Co. Sponsored ADR....     42,800     241,820
   SinoPac Holdings Co., Ltd.............................  6,072,204   1,898,837
   Standard Foods Taiwan, Ltd............................    143,000     485,517
   Synnex Technology International Corp..................  1,019,756   2,516,817
   Taishin Financial Holdings Co., Ltd...................  4,231,290   1,573,376
  *Taiwan Business Bank..................................  2,316,556     760,766
  #Taiwan Cement Corp....................................  2,650,720   3,305,949
  *Taiwan Cooperative Financial Holding, Ltd.............  3,495,240   2,185,448
  #Taiwan Fertilizer Co., Ltd............................    302,000     783,712
  #Taiwan Glass Industry Corp............................  1,087,323   1,257,278
   Taiwan Mobile Co., Ltd................................    962,300   2,910,150
   Taiwan Semiconductor Manufacturing Co., Ltd........... 19,090,808  50,645,395
  *Teco Electric & Machinery Co., Ltd....................    254,000     167,807
   Transcend Information, Inc............................    151,181     406,856
   Tripod Technology Corp................................    283,870     791,769
  #TSRC Corp.............................................    345,000     903,860
   U-Ming Marine Transport Corp..........................    551,860     848,710
   Unimicron Technology Corp.............................  1,109,896   1,463,604
   Uni-President Enterprises Corp........................  4,076,738   6,016,734
  #United Microelectronics Corp..........................  9,838,000   5,189,074
   USI Corp..............................................    278,000     259,481
   Walsin Lihwa Corp.....................................  2,560,000     904,981
   Wan Hai Lines Co., Ltd................................    365,800     203,718
  #Wintek Corp...........................................  1,832,760   1,495,789
  #Wistron Corp..........................................  1,423,378   2,138,298
  #WPG Holdings, Ltd.....................................    922,869   1,291,735
   Yang Ming Marine Transport Corp.......................  1,741,300     765,421

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
TAIWAN -- (Continued)
 #*Yuanta Financial Holding Co., Ltd.....................  5,270,577 $  2,979,828
  #Yulon Motor Co., Ltd..................................    688,000    1,347,809
                                                                     ------------
TOTAL TAIWAN.............................................             298,679,416
                                                                     ------------
THAILAND -- (2.2%)
   Advance Info Service PCL (Foreign)....................  1,022,200    4,991,179
   Airports of Thailand PCL (Foreign)....................    342,300      583,875
   Bangkok Bank PCL (Foreign)............................    329,000    1,771,334
   Bangkok Bank PCL (Foreign) NVDR.......................    326,200    1,619,133
  *Bangkok Dusit Medical Services PCL (Foreign)..........    285,700      709,053
  *Bangkok Life Assurance PCL (Foreign) NVDR.............    260,900      413,390
   Bank of Ayudhya PCL (Foreign).........................  2,590,200    1,867,792
   Banpu PCL (Foreign)...................................    109,250    2,084,317
   BEC World PCL (Foreign)...............................    975,300    1,364,001
  *Big C Supercenter PCL (Foreign).......................     24,600       95,457
  *Big C Supercenter PCL (Foreign) NVDR..................    149,600      565,989
  *Central Pattana PCL (Foreign).........................    637,000      808,480
   Charoen Pokphand Foods PCL (Foreign)..................  2,686,100    3,040,048
   CP ALL PCL (Foreign)..................................  1,597,600    3,022,137
   Electricity Generating PCL (Foreign)..................     45,200      133,736
   Glow Energy PCL (Foreign).............................    279,700      504,229
  *Home Product Center PCL (Foreign).....................  1,316,400      476,756
   IRPC PCL (Foreign)....................................  8,859,600    1,312,109
   Kasikornbank PCL (Foreign)............................  1,531,600    6,562,231
   Krung Thai Bank PCL (Foreign).........................  4,726,870    2,338,597
   Land & Houses PCL (Foreign)...........................    790,000      168,601
   Land & Houses PCL (Foreign) NVDR......................  1,766,400      365,561
   PTT Exploration & Production PCL (Foreign)............    732,800    4,194,199
  *PTT Exploration & Production PCL (Foreign) NVDR.......     54,700      313,077
  *PTT Global Chemical PCL (Foreign).....................  1,669,872    3,590,832
   PTT PCL (Foreign).....................................    737,700    8,110,525
   Ratchaburi Electricity Generating Holding PCL
     (Foreign)...........................................    521,300      741,704
   Siam Cement PCL (Foreign) (The).......................    124,800    1,630,370
   Siam Cement PCL (Foreign) (The) NVDR..................     69,800      780,947
   Siam City Cement PCL (Foreign)........................     94,913      788,768
   Siam Commercial Bank PCL (Foreign)....................  1,001,366    3,918,037
   Siam Makro PCL (Foreign)..............................     57,800      478,474
  *Thai Airways International PCL (Foreign)..............    108,100       82,845
   Thai Oil PCL (Foreign)................................    669,200    1,390,335
   Thai Union Frozen Products PCL (Foreign)..............    287,800      618,875
   TMB Bank PCL (Foreign)................................ 18,290,500      987,717
   Total Access Communication PCL (Foreign) NVDR.........    634,600    1,374,881
  *True Corp. PCL (Foreign)..............................  2,535,900      265,685
                                                                     ------------
TOTAL THAILAND...........................................              64,065,276
                                                                     ------------
TURKEY -- (1.5%)
   Akbank T.A.S..........................................  1,275,410    4,783,247
   Anadolu Efes Biracilik ve Malt Sanayi A.S.............    224,805    3,139,599
   Arcelik A.S...........................................    223,462      965,972
  *Aselsan Elektronik Sanayi Ve Ticaret A.S..............     13,235       66,457
  *Asya Katilim Bankasi A.S..............................    202,790      192,468
   Aygaz A.S.............................................     56,787      286,470
   BIM BirlesikMagazalar A.S.............................     46,318    1,426,064
  *Coca-Cola Icecek A.S..................................     15,440      201,908
  *Dogan Sirketler Grubu Holding A.S.....................    399,572      137,152
  *Dogan Yayin Holding A.S...............................          3            1
   Enka Insaat ve Sanayi A.S.............................    316,771      865,644
   Eregli Demir ve Celik Fabrikalari T.A.S...............    607,852    1,326,935
   Ford Otomotiv Sanayi A.S..............................     74,222      662,692
   Koc Holding A.S. Series B.............................    775,171    3,010,619
  *Migros Ticaret A.S....................................     33,309      254,370

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES      VALUE++
                                                           --------- --------------
TURKEY -- (Continued)
  *Petkim Petrokimya Holding A.S..........................   380,618 $      435,707
  *TAV Havalimanlari Holding A.S..........................   109,108        490,131
  *Tekfen Holding A.S.....................................   190,435        652,629
   Tofas Turk Otomobil Fabrikasi A.S......................    74,639        316,646
   Tupras Turkiye Petrol Rafinerileri A.S.................   122,470      2,783,911
  *Turk Hava Yollari A.S..................................   924,662      1,222,215
  *Turk Telekomunikasyon A.S..............................   311,329      1,388,297
  *Turk Traktor ve Ziraat Makineleri A.S..................     9,044        183,725
  *Turkcell Iletisim Hizmetleri A.S.......................   336,246      1,730,026
  *Turkcell Iletisim Hizmetleri A.S. ADR..................    48,362        623,386
   Turkiye Garanti Bankasi A.S............................ 2,046,828      7,370,297
   Turkiye Halk Bankasi A.S...............................   147,805        970,150
   Turkiye Is Bankasi A.S................................. 1,484,267      3,091,764
   Turkiye Sise ve Cam Fabrikalari A.S....................   612,846      1,255,375
   Turkiye Vakiflar Bankasi T.A.O.........................   719,719      1,167,554
  *Yapi ve Kredi Bankasi A.S..............................   819,337      1,517,543
                                                                     --------------
TOTAL TURKEY..............................................               42,518,954
                                                                     --------------
TOTAL COMMON STOCKS.......................................            2,445,211,465
                                                                     --------------
PREFERRED STOCKS -- (8.1%)
BRAZIL -- (7.9%)
   AES Tiete SA...........................................    71,898      1,029,172
   Banco Bradesco SA...................................... 1,656,632     29,772,347
   Banco do Estado do Rio Grande do Sul SA................   124,600      1,434,840
   Brasil Telecom SA......................................   234,853      1,498,747
  *Braskem SA Preferred Series A..........................    53,200        476,218
  #Braskem SA Sponsored ADR...............................    50,000        901,000
  *Centrais Eletricas Brasileiras SA Preferred Series B...    56,600        829,304
  #Cia Brasileira de Distribuicao Grupo Pao de Acucar
     Series A Sponsored ADR...............................    95,430      4,066,272
   Cia de Bebidas das Americas SA.........................       415         15,201
   Cia de Bebidas das Americas SA ADR.....................   661,939     24,087,960
   Cia de Transmissao de Energia Electrica Paulista SA
     Preferred Series A...................................    21,989        695,463
   Cia Energetica de Minas Gerais SA......................   291,821      5,907,571
   Cia Energetica de Sao Paulo SA Preferred Series B......    71,010      1,333,063
   Cia Paranaense de Energia SA Sponsored ADR Series A....    55,300      1,265,817
  *Cia Paranaense de Energia Series B.....................    16,600        385,262
   Eletropaulo Metropolitana Eletricidade de Sao Paulo
     SA...................................................    10,361        214,727
   Empresa Nasional de Comercio Redito e Participacoes SA.       380         10,222
   Gerdau SA..............................................   836,068      7,967,338
   Gerdau SA Sponsored ADR................................     9,025         85,738
   Itau Unibanco Holding SA............................... 1,765,755     35,492,969
   Itau Unibanco Holding SA ADR...........................   271,346      5,416,066
  *Klabin SA..............................................   663,777      3,077,263
   Lojas Americanas SA....................................   167,188      1,616,189
   Petroleo Brasileiro SA.................................   106,500      1,497,656
  #Petroleo Brasilerio SA ADR............................. 1,506,650     42,080,734
   Tele Norte Leste Participacoes SA......................   118,734      1,141,673
  #Tele Norte Leste Participacoes SA ADR..................    27,200        255,408
   Telefonica Brasil SA...................................   266,084      7,408,990
   Telemar Norte Leste SA Preferred Series A..............    26,112        672,527
   Ultrapar Participacoes SA Sponsored ADR................   254,308      5,060,729
   Usinas Siderurgicas de Minas Gerais SA Perferred
     Series A.............................................   534,817      3,587,486
   Vale SA Series A....................................... 1,412,691     34,516,815
  *Vale SA Series B.......................................    81,160             --
  #Vale SA Sponsored ADR..................................   166,500      4,030,965
                                                                     --------------
TOTAL BRAZIL..............................................              227,831,732
                                                                     --------------
CHILE -- (0.2%)
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR....    95,583      5,614,545
                                                                     --------------
TOTAL PREFERRED STOCKS....................................              233,446,277
                                                                     --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES        VALUE++
                                                          ------------ --------------
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
  *Dialog Group Berhad Rights 01/27/12...................      122,660 $       59,274
                                                                       --------------
                                                            SHARES/
                                                             FACE
                                                            AMOUNT        VALUE+
                                                          ------------ --------------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@DFA Short Term Investment Fund.......................  207,000,000    207,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.24%, 02/01/12 (Collateralized by FNMA rates
     ranging from 3.000% to 4.000%, maturities ranging
     from 11/01/26 to 01/01/42, valued at $4,207,884) to
     be repurchased at $4,125,404........................ $      4,125      4,125,376
                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL......................                 211,125,376
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,760,041,166)^^................................              $2,889,842,392
                                                                       ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                               --------------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $169,206,740             --   --    $  169,206,740
   Chile......................   47,566,195             --   --        47,566,195
   China......................  126,785,412 $  260,181,713   --       386,967,125
   Colombia...................   10,490,891             --   --        10,490,891
   Czech Republic.............           --     13,118,055   --        13,118,055
   Egypt......................           --      3,305,068   --         3,305,068
   Hungary....................           --     11,209,823   --        11,209,823
   India......................   26,230,365    209,930,421   --       236,160,786
   Indonesia..................       52,092     83,157,187   --        83,209,279
   Israel.....................           --             19   --                19
   Malaysia...................           --    102,198,571   --       102,198,571
   Mexico.....................  157,648,200          7,387   --       157,655,587
   Peru.......................   12,930,405             --   --        12,930,405
   Philippines................           --     24,346,077   --        24,346,077
   Poland.....................      586,330     36,666,353   --        37,252,683
   Russia.....................    2,183,815    125,333,722   --       127,517,537
   South Africa...............   59,702,310    164,327,834   --       224,030,144
   South Korea................   11,471,478    381,311,356   --       392,782,834
   Taiwan.....................   11,532,784    287,146,632   --       298,679,416
   Thailand...................   64,065,276             --   --        64,065,276
   Turkey.....................      623,386     41,895,568   --        42,518,954
Preferred Stocks
   Brazil.....................  227,831,732             --   --       227,831,732
   Chile......................    5,614,545             --   --         5,614,545
Rights/Warrants
   Malaysia...................       59,274             --   --            59,274
Securities Lending Collateral.           --    211,125,376   --       211,125,376
                               ------------ --------------   --    --------------
TOTAL......................... $934,581,230 $1,955,261,162   --    $2,889,842,392
                               ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2012
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (95.2%)
Consumer Discretionary -- (16.9%)
  *1-800-FLOWERS.COM, Inc. Class A.......................    23,896 $    68,819
   A.H. Belo Corp. Class A...............................     2,331      13,846
  #Aaron's, Inc..........................................       128       3,406
   Acme United Corp......................................     1,030      10,300
  #American Greetings Corp. Class A......................    62,335     895,754
  *America's Car-Mart, Inc...............................     2,670     101,300
  *Arctic Cat, Inc.......................................    21,666     646,513
  *Ascent Capital Group, Inc. Class A....................     8,564     405,848
 #*AutoNation, Inc.......................................     6,168     220,568
  *Ballantyne Strong, Inc................................     9,986      42,341
 #*Barnes & Noble, Inc...................................    39,682     478,962
   Bassett Furniture Industries, Inc.....................     2,700      21,681
  *Beasley Broadcast Group, Inc. Class A.................     9,471      32,675
 #*Beazer Homes USA, Inc.................................    50,253     153,272
   bebe stores, Inc......................................    27,865     244,097
   Belo Corp. Class A....................................    58,727     436,342
  *Benihana, Inc.........................................    25,245     275,928
   Best Buy Co., Inc.....................................    92,133   2,206,585
   Big 5 Sporting Goods Corp.............................     6,642      52,737
  *Biglari Holdings, Inc.................................     1,846     730,905
  *Bluegreen Corp........................................    13,073      33,990
   Blyth, Inc............................................     5,078     319,660
  #Bob Evans Farms, Inc..................................    52,387   1,850,833
  #Books-A-Million, Inc..................................    17,187      41,764
 #*Boyd Gaming Corp......................................    27,300     239,421
  *Brookfield Residential Properties, Inc................       382       3,362
  #Brown Shoe Co., Inc...................................    74,697     705,887
  *Build-A-Bear-Workshop, Inc............................    30,090     245,835
 #*Cabela's, Inc.........................................    53,051   1,383,570
  *Cache, Inc............................................    19,682     128,130
   Callaway Golf Co......................................   129,713     869,077
  *Cambium Learning Group, Inc...........................    37,733     121,500
  *Canterbury Park Holding Corp..........................     2,755      33,363
   Carnival Corp.........................................   489,649  14,787,400
   Carriage Services, Inc................................    20,916     119,849
  *Cavco Industries, Inc.................................     5,860     266,747
  #CBS Corp. Class A.....................................    28,712     839,826
   CBS Corp. Class B.....................................   321,666   9,161,048
 #*Charming Shoppes, Inc.................................   141,094     699,826
   Christopher & Banks Corp..............................    62,531     129,439
   Churchill Downs, Inc..................................     8,167     456,944
   Cinemark Holdings, Inc................................     1,126      22,205
  *Clear Channel Outdoor Holdings, Inc. Class A..........    17,838     215,840
  *Coast Distribution System, Inc. (The).................       547       1,305
 #*Collective Brands, Inc................................    65,918   1,098,194
   Comcast Corp. Class A................................. 3,570,978  94,952,305
   Comcast Corp. Special Class A......................... 1,432,185  36,506,396
 #*Conn's, Inc...........................................    25,450     295,220
   Core-Mark Holding Co., Inc............................    24,059     977,036
  *Corinthian Colleges, Inc..............................    23,500      70,735
   CSS Industries, Inc...................................    12,410     265,822
  *Culp, Inc.............................................    10,236      93,250
  *Cybex International, Inc..............................    29,063      18,019
   D.R. Horton, Inc......................................   208,125   2,897,100
  *dELiA*s, Inc..........................................    22,143      23,693
  *Delta Apparel, Inc....................................     7,832     119,830
  #Destination Maternity Corp............................     4,384      73,169
  #Dillard's, Inc. Class A...............................   120,300   5,323,275

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
   *DineEquity, Inc.......................................   5,269 $   250,383
   *Discovery Communications, Inc. Class B................   3,937     182,677
   *Discovery Communications, Inc. Class C................   5,089     197,708
   *Dixie Group, Inc. (The)...............................  11,800      42,244
   *Dolan Co..............................................  20,106     189,600
   *Dorman Products, Inc..................................  10,356     449,554
    Dover Downs Gaming & Entertainment, Inc...............   5,935      14,541
   *Dover Motorsports, Inc................................  15,098      18,269
  #*DreamWorks Animation SKG, Inc. Class A................  51,184     908,516
  #*Duckwall-ALCO Stores, Inc.............................     700       5,824
   *E.W. Scripps Co. Class A (The)........................  41,061     347,787
   *Education Management Corp.............................   9,138     233,293
    Educational Development Corp..........................   1,679       8,269
    Escalade, Inc.........................................     377       1,783
  #*Exide Technologies....................................  12,623      41,656
   *Federal-Mogul Corp....................................  40,785     676,623
    Finish Line, Inc. Class A (The).......................  16,885     357,118
   *Fisher Communications, Inc............................   9,245     278,182
   #Flanigan's Enterprises, Inc...........................     865       6,129
    Flexsteel Industries, Inc.............................   2,068      29,345
    Foot Locker, Inc...................................... 140,973   3,699,132
   #Fred's, Inc. Class A..................................  45,730     674,518
    Frisch's Restaurants, Inc.............................     600      12,600
  #*Fuel Systems Solutions, Inc...........................   2,736      57,100
   *Full House Resorts, Inc...............................   2,574       7,156
   *Furniture Brands International, Inc...................  33,974      57,416
   *Gaiam, Inc. Class A...................................   5,988      21,437
  #*GameStop Corp. Class A................................ 104,752   2,447,007
    Gaming Partners International Corp....................     800       5,172
    Gannett Co., Inc...................................... 118,629   1,680,973
  #*Gaylord Entertainment Co..............................  45,753   1,283,372
   *General Motors Co..................................... 674,707  16,206,462
   *Genesco, Inc..........................................  24,445   1,492,856
   *Gray Television, Inc..................................   5,550      11,378
   *Great Wolf Resorts, Inc...............................  42,789     136,925
   #Group 1 Automotive, Inc...............................  57,936   3,090,306
  #*Hallwood Group, Inc. (The)............................     296       4,706
    Harte-Hanks, Inc......................................  10,005      96,548
   *Hastings Entertainment, Inc...........................     400         648
    Haverty Furniture Cos., Inc...........................  34,353     428,725
   *Helen of Troy, Ltd....................................  64,389   2,071,394
  #*hhgregg, Inc..........................................  36,388     370,430
   *Hollywood Media Corp..................................  19,037      23,606
    Hooker Furniture Corp.................................  14,376     173,231
    Hot Topic, Inc........................................  32,189     235,623
  #*Hyatt Hotels Corp. Class A............................  12,101     515,745
   *Iconix Brand Group, Inc...............................  95,618   1,760,327
   #International Speedway Corp. Class A..................  24,844     640,727
   *Isle of Capri Casinos, Inc............................  15,000      76,200
   *J. Alexander's Corp...................................   9,196      60,694
   #J.C. Penney Co., Inc.................................. 208,599   8,667,288
    JAKKS Pacific, Inc....................................  15,841     242,050
    Jarden Corp........................................... 108,050   3,640,204
   *Johnson Outdoors, Inc. Class A........................  18,189     309,395
    Jones Group, Inc. (The)............................... 106,821     975,276
   *Journal Communications, Inc. Class A..................  15,443      79,377
   *Kenneth Cole Productions, Inc. Class A................  18,981     233,276
   *Kid Brands, Inc.......................................  10,476      35,933
    KSW, Inc..............................................     446       1,472
  #*K-Swiss, Inc. Class A.................................     639       2,160
    Lacrosse Footwear, Inc................................     461       5,799

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  *Lakeland Industries, Inc..............................    11,757 $   110,751
  *Lakes Entertainment, Inc..............................    25,795      52,622
  *La-Z-Boy, Inc.........................................    42,332     557,936
  *Leapfrog Enterprises, Inc.............................     2,499      14,469
 #*Lee Enterprises, Inc..................................    38,128      50,710
  #Lennar Corp. Class A..................................   224,100   4,815,909
   Lennar Corp. Class B Voting...........................     7,868     135,408
  *Liberty Interactive Corp. Class A.....................   882,463  15,107,767
  *Liberty Interactive Corp. Class B.....................    35,706     612,179
  *Liberty Media Corp. - Liberty Capital Class A.........    96,382   7,942,864
  *Liberty Media Corp. - Liberty Capital Class B.........     7,622     637,161
  #Lifetime Brands, Inc..................................    17,058     202,137
   Lincoln Educational Services Corp.....................     5,300      46,269
   Lithia Motors, Inc. Class A...........................    39,056     867,434
 #*Live Nation Entertainment, Inc........................   147,097   1,512,157
   Lowe's Cos., Inc......................................   426,902  11,453,781
 #*Luby's, Inc...........................................    44,483     232,201
  *M/I Homes, Inc........................................    37,930     430,506
   Mac-Gray Corp.........................................    13,366     186,322
   Macy's, Inc...........................................   155,548   5,240,412
  *Madison Square Garden Co. (The).......................    29,558     848,019
  *Mannatech, Inc........................................     1,056       4,540
   Marcus Corp...........................................    28,765     348,344
 #*MarineMax, Inc........................................    25,977     213,531
  #Martha Stewart Living Omnimedia, Inc. Class A.........    11,763      51,757
  *McClatchy Co. (The)...................................    44,633     104,888
   MDC Holdings, Inc.....................................    18,400     364,688
 #*Media General, Inc. Class A...........................    25,196     101,288
  #Men's Wearhouse, Inc. (The)...........................    52,860   1,823,141
   Meredith Corp.........................................    32,676   1,028,967
 #*Meritage Homes Corp...................................    28,156     681,375
 #*MGM Resorts International.............................   251,100   3,276,855
   MGP Ingredients, Inc..................................     5,188      30,920
  *Modine Manufacturing Co...............................       100       1,094
  *Mohawk Industries, Inc................................    98,740   6,038,938
  *Monarch Casino & Resort, Inc..........................     3,439      36,625
  *Morton's Restaurant Group, Inc........................     3,771      26,020
 #*Motorcar Parts of America, Inc........................    14,074      90,355
   Movado Group, Inc.....................................    36,900     679,329
  *MTR Gaming Group, Inc.................................    24,536      58,641
  *Multimedia Games Holding Co., Inc.....................    26,639     201,124
  *Nautilus, Inc.........................................     1,532       3,707
  *Navarre Corp..........................................       340         493
  *Nevada Gold & Casinos, Inc............................       900       1,332
  *New Frontier Media, Inc...............................    20,483      22,326
 #*New York & Co., Inc...................................     7,626      21,277
  #News Corp. Class A.................................... 1,772,165  33,369,867
   News Corp. Class B....................................   679,515  13,230,157
 #*O'Charley's, Inc......................................    26,709     173,341
  *Orchard Supply Hardware Stores Corp. Class A..........     5,895     106,287
  *Orient-Express Hotels, Ltd. Class A...................    81,098     686,089
   Outdoor Channel Holdings, Inc.........................    37,022     261,005
  *Pacific Sunwear of California, Inc....................    48,428      87,170
 #*Penn National Gaming, Inc.............................    40,491   1,657,702
   Penske Automotive Group, Inc..........................    58,594   1,311,334
   Pep Boys - Manny, Moe & Jack (The)....................    81,600   1,224,000
 #*Perry Ellis International, Inc........................    23,892     371,282
  *Pinnacle Entertainment, Inc...........................    71,930     697,721
 #*PulteGroup, Inc.......................................   143,221   1,066,996
   PVH Corp..............................................    40,464   3,123,416
  *Quiksilver, Inc.......................................    78,690     350,957

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Discretionary -- (Continued)
 #*Radio One, Inc. Class D...............................    14,255 $     14,540
  #RadioShack Corp.......................................    90,200      647,636
  *Red Lion Hotels Corp..................................    18,401      134,695
 #*Red Robin Gourmet Burgers, Inc........................    41,775    1,282,910
   Regis Corp............................................    65,192    1,117,391
   Rent-A-Center, Inc....................................    78,435    2,652,672
  *Rick's Cabaret International, Inc.....................    13,275      137,264
  *Rocky Brands, Inc.....................................    10,329      114,652
   Royal Caribbean Cruises, Ltd..........................   322,500    8,765,550
 #*Ruby Tuesday, Inc.....................................    68,262      512,648
  *Saga Communications, Inc. Class A.....................     6,520      268,950
 #*Saks, Inc.............................................   105,202    1,049,916
  *Salem Communications Corp. Class A....................     5,831       15,977
   Scholastic Corp.......................................    38,300    1,130,233
  *Scientific Games Corp. Class A........................    41,635      465,896
 #*Sears Holdings Corp...................................   130,528    5,501,755
   Service Corp. International...........................   277,569    3,081,016
 #*Shiloh Industries, Inc................................    24,793      203,798
  *Shoe Carnival, Inc....................................    22,300      563,967
 #*Skechers U.S.A., Inc. Class A.........................    49,610      603,258
  #Sonic Automotive, Inc. Class A........................     2,179       33,971
   Spartan Motors, Inc...................................    27,068      164,303
  #Speedway Motorsports, Inc.............................    52,382      839,683
  *Sport Chalet, Inc. Class A............................       875        1,461
  *Sport Chalet, Inc. Class B............................       299          640
   Stage Stores, Inc.....................................    60,550      931,259
   Standard Motor Products, Inc..........................    26,552      549,361
  *Stanley Furniture Co., Inc............................    16,348       57,381
   Staples, Inc..........................................   435,546    6,372,038
  *Stein Mart, Inc.......................................    24,855      180,199
  *Steinway Musical Instruments, Inc.....................    14,858      370,707
   Stewart Enterprises, Inc. Class A.....................    85,569      526,249
   Strattec Security Corp................................     5,556      116,954
   Superior Industries International, Inc................    44,353      805,894
  *Syms Corp.............................................       617        6,232
  *Systemax, Inc.........................................    12,928      227,662
  *Tandy Brands Accessories, Inc.........................     8,078        8,401
  *Tandy Leather Factory, Inc............................       500        2,460
   Time Warner Cable, Inc................................   693,942   51,157,404
   Time Warner, Inc...................................... 1,534,860   56,881,912
 #*Toll Brothers, Inc....................................   203,299    4,433,951
  *Trans World Entertainment Corp........................     5,781       14,279
 #*Tuesday Morning Corp..................................    60,500      205,700
  *Unifi, Inc............................................    53,282      518,434
  #Vail Resorts, Inc.....................................    17,700      771,897
  *VOXX International Corp...............................    37,868      481,681
   Walt Disney Co. (The).................................    26,220    1,019,958
   Washington Post Co. Class B...........................     5,780    2,188,944
  #Wendy's Co. (The).....................................   254,304    1,192,686
  *West Marine, Inc......................................    27,355      331,543
  *Wet Seal, Inc. Class A (The)..........................    21,936       76,776
  #Whirlpool Corp........................................    30,049    1,632,262
  #Wyndham Worldwide Corp................................   262,116   10,421,732
                                                                    ------------
Total Consumer Discretionary.............................            532,981,520
                                                                    ------------
Consumer Staples -- (7.7%)
   Alico, Inc............................................       960       22,214
  *Alliance One International, Inc.......................    42,458      123,553
   Andersons, Inc. (The).................................    20,602      835,411
   Archer-Daniels-Midland Co.............................   813,476   23,289,818
  #B&G Foods, Inc........................................    11,806      267,524

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Consumer Staples -- (Continued)
   Bunge, Ltd............................................   121,368 $  6,950,745
   CCA Industries, Inc...................................     8,323       41,532
  *Central Garden & Pet Co...............................    37,083      324,105
  *Central Garden & Pet Co. Class A......................    60,653      573,777
  *Chiquita Brands International, Inc....................    70,190      616,970
  *Constellation Brands, Inc. Class A....................   249,042    5,204,978
  *Constellation Brands, Inc. Class B....................    12,715      265,807
   Corn Products International, Inc......................    62,117    3,446,872
  *Craft Brew Alliance, Inc..............................    10,269       64,284
   CVS Caremark Corp..................................... 1,510,745   63,073,604
  *Dean Foods Co.........................................     9,118       98,110
 #*Dole Food Co., Inc....................................    18,439      177,014
  *Elizabeth Arden, Inc..................................    21,291      765,837
 #*Farmer Brothers Co....................................    10,645      106,237
   Fortune Brands, Inc...................................   149,626    7,826,936
   Fresh Del Monte Produce, Inc..........................    39,780      973,814
  #Griffin Land & Nurseries, Inc.........................     1,500       40,035
  *Hain Celestial Group, Inc. (The)......................    43,646    1,684,299
  #Imperial Sugar Co.....................................    11,854       40,422
   Ingles Markets, Inc. Class A..........................    14,491      252,578
   J.M. Smucker Co.......................................   108,204    8,524,311
  *John B. Sanfilippo & Son, Inc.........................     9,100       89,817
   Kraft Foods, Inc. Class A............................. 2,081,099   79,706,092
   Molson Coors Brewing Co. Class A......................     1,908       83,170
  #Molson Coors Brewing Co. Class B......................   190,750    8,181,268
   Nash-Finch Co.........................................     3,503      102,323
  *Nutraceutical International Corp......................    17,801      228,743
   Oil-Dri Corp. of America..............................       247        5,185
  *Omega Protein Corp....................................    27,752      238,945
  *Pantry, Inc...........................................    26,158      314,942
 #*Parlux Fragrances, Inc................................     2,705       14,201
  *Physicians Formula Holdings, Inc......................    15,201       45,907
  *Prestige Brands Holdings, Inc.........................   112,017    1,438,298
  *Ralcorp Holdings, Inc.................................    59,647    5,216,130
  #Safeway, Inc..........................................   132,982    2,922,944
   Sanderson Farms, Inc..................................    16,100      820,134
 #*Seneca Foods Corp. Class A............................     6,301      182,288
  *Seneca Foods Corp. Class B............................       300        8,487
  *Smart Balance, Inc....................................    76,099      403,325
  *Smithfield Foods, Inc.................................   185,173    4,134,913
  #Snyders-Lance, Inc....................................    13,134      301,951
   Spartan Stores, Inc...................................    30,280      567,447
 #*Spectrum Brands Holdings, Inc.........................    46,130    1,335,464
  #SUPERVALU, Inc........................................   191,716    1,324,758
  *Susser Holdings Corp..................................    15,012      358,036
  *TreeHouse Foods, Inc..................................    16,925      956,940
   Tyson Foods, Inc. Class A.............................   405,030    7,549,759
  #Universal Corp........................................    22,890    1,027,303
   Weis Markets, Inc.....................................    11,602      490,417
  *Winn-Dixie Stores, Inc................................    92,300      872,235
                                                                    ------------
Total Consumer Staples...................................            244,512,209
                                                                    ------------
Energy -- (14.6%)
   Adams Resources & Energy, Inc.........................     6,758      257,683
   Alon USA Energy, Inc..................................    33,484      323,455
   Anadarko Petroleum Corp...............................   845,068   68,213,889
   Apache Corp...........................................   292,215   28,894,219
 #*Approach Resources, Inc...............................     7,782      273,382
   Baker Hughes, Inc.....................................     3,891      191,165
  *Barnwell Industries, Inc..............................     8,038       22,908
  *Basic Energy Services, Inc............................    14,300      257,543

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Energy -- (Continued)
  #Berry Petroleum Co. Class A...........................    35,963 $  1,618,695
  *Bill Barrett Corp.....................................    51,500    1,422,430
   Bolt Technology Corp..................................     4,363       52,312
 #*BPZ Resources, Inc....................................     6,960       22,690
  #Bristow Group, Inc....................................    42,400    2,080,144
   Cabot Oil & Gas Corp..................................    50,410    1,608,079
  *Cal Dive International, Inc...........................    60,773      182,927
   Chesapeake Energy Corp................................   624,655   13,198,960
   Chevron Corp..........................................    99,970   10,304,908
   Cimarex Energy Co.....................................     2,400      140,112
 #*Comstock Resources, Inc...............................    32,421      390,349
   ConocoPhillips........................................ 1,766,829  120,515,406
  *Crimson Exploration, Inc..............................    30,292       89,361
  *Crosstex Energy, Inc..................................    46,661      586,062
  *CVR Energy, Inc.......................................    44,674    1,114,170
  *Dawson Geophysical Co.................................    19,178      682,545
   Delek US Holdings, Inc................................    63,356      797,652
  *Denbury Resources, Inc................................   260,807    4,918,820
   DHT Holdings, Inc.....................................    26,787       28,394
  *Double Eagle Petroleum Co.............................     6,032       39,992
 #*Endeavour International Corp..........................    16,456      174,104
  *Energy Partners, Ltd..................................    27,792      444,116
  *ENGlobal Corp.........................................     2,318        4,868
 #*Exterran Holdings, Inc................................    79,513      737,881
  *Forest Oil Corp.......................................    93,816    1,219,608
  *GeoResources, Inc.....................................     4,000      122,440
 #*Green Plains Renewable Energy, Inc....................    28,575      324,326
   Gulf Island Fabrication, Inc..........................    16,384      497,254
  *Gulfmark Offshore, Inc. Class A.......................    35,505    1,623,289
 #*Harvest Natural Resources, Inc........................    45,263      311,409
  *Helix Energy Solutions Group, Inc.....................   103,010    1,694,514
   Helmerich & Payne, Inc................................    95,808    5,912,312
  *Hercules Offshore, Inc................................   118,866      533,708
   Hess Corp.............................................   378,130   21,288,719
  *HKN, Inc..............................................    24,730       62,072
 #*Hornbeck Offshore Services, Inc.......................    29,719      971,514
  *Key Energy Services, Inc..............................    16,700      241,816
   Marathon Oil Corp.....................................   903,937   28,374,582
   Marathon Petroleum Corp...............................   451,968   17,274,217
  *Matrix Service Co.....................................    11,995      139,622
  *Mitcham Industries, Inc...............................     7,044      154,686
   Murphy Oil Corp.......................................   189,426   11,289,790
  *Nabors Industries, Ltd................................   276,982    5,157,405
   National Oilwell Varco, Inc...........................   169,032   12,504,987
  *Natural Gas Services Group, Inc.......................    17,952      247,558
  *Newpark Resources, Inc................................    98,692      803,353
  *Noble Corp............................................    76,711    2,672,611
   Noble Energy, Inc.....................................    37,400    3,765,058
 #*Oil States International, Inc.........................    14,458    1,152,158
  #Overseas Shipholding Group, Inc.......................    24,418      310,353
  *Parker Drilling Co....................................   146,477      952,100
   Patterson-UTI Energy, Inc.............................   152,325    2,874,373
 #*Petroleum Development Corp............................    28,153      876,403
  *PHI, Inc. Non-Voting..................................    21,843      575,781
  *PHI, Inc. Voting......................................     1,099       26,387
 #*Pioneer Drilling Co...................................    67,927      605,909
   Pioneer Natural Resources Co..........................    88,400    8,778,120
  *Plains Exploration & Production Co....................   162,430    6,126,860
   QEP Resources, Inc....................................    33,043      946,352
  *REX American Resources Corp...........................     4,050      104,085
  *Rosetta Resources, Inc................................    21,212    1,017,964

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
 Energy -- (Continued)
   *Rowan Cos., Inc....................................... 121,858 $  4,144,391
  #*SEACOR Holdings, Inc..................................  36,653    3,354,849
   *SemGroup Corp. Class A................................   4,727      125,124
   #Ship Finance International, Ltd.......................  12,481      140,162
    Sunoco, Inc........................................... 117,275    4,498,669
  #*Superior Energy Services, Inc.........................  32,408      923,952
   *Swift Energy Co.......................................  61,413    2,035,841
    Teekay Corp...........................................  37,720    1,034,282
   *Tesco Corp............................................   1,751       24,304
   *Tesoro Corp........................................... 168,807    4,225,239
   *Tetra Technologies, Inc...............................  29,934      279,584
   *TGC Industries, Inc...................................   1,445       11,791
   #Tidewater, Inc........................................  53,204    2,865,035
    Transocean, Ltd....................................... 274,265   12,972,735
  #*Triangle Petroleum Corp...............................   1,550       10,602
   *Union Drilling, Inc...................................  22,000      141,460
   *Unit Corp.............................................  57,000    2,579,250
  #*USEC, Inc............................................. 168,662      322,144
    Valero Energy Corp.................................... 658,099   15,787,795
   *Warren Resources, Inc.................................   1,403        4,995
   *Weatherford International, Ltd........................ 282,083    4,722,069
  #*Western Refining, Inc.................................  68,485    1,132,057
   *Whiting Petroleum Corp................................  16,007      801,791
   *Willbros Group, Inc...................................  21,126       89,997
                                                                   ------------
 Total Energy.............................................          463,351,034
                                                                   ------------
 Financials -- (15.1%)
    1st Source Corp.......................................  43,218    1,082,179
   *1st United Bancorp, Inc...............................   2,162       12,453
   *21st Century Holding Co...............................  13,665       43,728
    ACE, Ltd..............................................  86,825    6,043,020
   *Affirmative Insurance Holdings, Inc...................  14,714       16,774
   *Allegheny Corp........................................   4,865    1,407,688
    Alliance Bancorp, Inc. of Pennsylvania................     180        2,016
    Allied World Assurance Co. Holdings AG................   8,435      519,006
    Allstate Corp. (The).................................. 171,983    4,961,710
    Alterra Capital Holdings, Ltd.........................  45,330    1,095,626
   *American Capital, Ltd................................. 422,803    3,475,441
    American Equity Investment Life Holding Co............  88,700    1,022,711
    American Financial Group, Inc......................... 199,200    7,304,664
   *American Independence Corp............................     866        3,897
    American National Insurance Co........................  38,323    2,791,831
   *American River Bankshares.............................     634        3,741
   *American Safety Insurance Holdings, Ltd...............  16,702      363,269
  #*Ameris Bancorp........................................  14,245      152,706
   *AmeriServe Financial, Inc.............................  33,075       75,411
   *Arch Capital Group, Ltd...............................  41,558    1,498,166
    Argo Group International Holdings, Ltd................  38,796    1,117,713
    Aspen Insurance Holdings, Ltd......................... 102,623    2,725,667
  #*Asset Acceptance Capital Corp.........................   5,900       27,376
    Associated Banc-Corp.................................. 121,017    1,507,872
    Assurant, Inc.........................................  65,820    2,606,472
    Assured Guaranty, Ltd................................. 122,989    1,907,559
    Asta Funding, Inc.....................................   8,975       67,133
   *Atlantic Coast Financial Corp.........................     579        1,395
   *Avatar Holdings, Inc..................................  16,343      159,671
   #Baldwin & Lyons, Inc. Class A.........................     300        7,020
    Baldwin & Lyons, Inc. Class B.........................   7,256      159,197
   *Bancorp, Inc..........................................   1,015        8,140
  #*BancTrust Financial Group, Inc........................  33,553       42,948
    Bank Mutual Corp......................................  56,876      228,073

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Bank of America Corp.................................. 5,238,734 $37,352,173
   BankFinancial Corp....................................    39,867     220,863
   Banner Corp...........................................     9,243     181,533
   BCB Bancorp, Inc......................................     1,359      13,998
   Berkshire Hills Bancorp, Inc..........................    33,087     748,428
 #*BofI Holding, Inc.....................................     8,423     140,748
   Boston Private Financial Holdings, Inc................    28,409     234,090
  #Capital City Bank Group, Inc..........................    16,844     147,385
   Capital One Financial Corp............................   571,140  26,129,655
   Capital Southwest Corp................................     7,189     637,952
  *CapitalSource, Inc....................................    46,829     323,588
   Cathay General Bancorp................................    27,112     426,743
   Centerstate Banks, Inc................................     2,085      14,699
   Century Bancorp, Inc. Class A.........................       595      16,886
   CFS Bancorp, Inc......................................    14,148      63,383
   Chemical Financial Corp...............................       446      10,093
 #*Chicopee Bancorp, Inc.................................     1,000      14,375
  *CIT Group, Inc........................................    39,411   1,503,136
   Citigroup, Inc........................................ 1,957,922  60,147,364
  *Citizens Community Bancorp, Inc.......................    10,355      59,541
   Citizens South Banking Corp...........................     1,934       7,543
   CME Group, Inc........................................    82,877  19,849,870
   CNA Financial Corp....................................   294,392   8,104,612
  *CNO Financial Group, Inc..............................   301,264   2,024,494
   CoBiz Financial, Inc..................................     1,468       8,779
   Codorus Valley Bancorp, Inc...........................       115       1,167
  *Community West Bancshares.............................       400         720
 #*CompuCredit Holdings Corp.............................    30,212     122,208
  *Cowen Group, Inc. Class A.............................    36,073      97,397
   Delphi Financial Group, Inc. Class A..................     3,852     171,453
   Donegal Group, Inc. Class A...........................    28,315     432,087
   Donegal Group, Inc. Class B...........................       300       4,984
  *Doral Financial Corp..................................     1,166       1,516
  *E*Trade Financial Corp................................    89,699     734,635
   Eastern Insurance Holdings, Inc.......................    23,326     330,529
  *Eastern Virginia Bankshares, Inc......................       260         679
   Edelman Financial Group, Inc..........................    46,683     333,317
   EMC Insurance Group, Inc..............................    19,181     432,915
  *Encore Bancshares, Inc................................     6,708      89,954
   Endurance Specialty Holdings, Ltd.....................    76,288   2,853,171
   Enterprise Financial Services Corp....................     5,671      70,264
  #ESB Financial Corp....................................       360       5,036
   ESSA Bancorp, Inc.....................................     8,817      88,787
  #Evans Bancorp, Inc....................................     1,681      21,517
   Everest Re Group, Ltd.................................    34,913   2,981,570
  *Farmers Capital Bank Corp.............................       718       3,375
  #FBL Financial Group, Inc. Class A.....................    35,719   1,240,878
   Federal Agricultural Mortgage Corp. Class A...........       177       2,308
   Federal Agricultural Mortgage Corp. Class C...........     8,800     170,720
   Fidelity Bancorp, Inc.................................       400       4,412
   Fidelity National Financial, Inc. Class A.............    70,910   1,289,853
   Fidelity Southern Corp................................     6,691      44,693
   Fifth Third Bancorp...................................     9,458     123,049
  *First Acceptance Corp.................................    39,006      44,857
  #First American Financial Corp.........................    61,982     918,573
   First Bancorp.........................................    14,448     168,175
  *First Bancshares, Inc.................................       400       2,340
   First Bancshares, Inc. (The)..........................       300       2,360
   First Busey Corp......................................    11,731      58,772
   First Business Financial Services, Inc................       482       8,006
  *First California Financial Group, Inc.................     3,631      15,976

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
 Financials -- (Continued)
    First Citizens BancShares, Inc. Class A...............   9,731 $ 1,716,743
    First Commonwealth Financial Corp.....................  19,109     105,864
    First Community Bancshares, Inc.......................   1,033      13,181
    First Defiance Financial Corp.........................  11,898     184,181
   *First Federal of Northern Michigan Bancorp, Inc.......     900       2,858
    First Financial Holdings, Inc.........................  18,933     183,839
   *First Financial Northwest, Inc........................  25,471     165,816
   *First Financial Service Corp..........................     130         329
    First Interstate Bancsystem, Inc......................   2,959      40,716
    First Merchants Corp..................................  38,531     379,530
   #First Pactrust Bancorp, Inc...........................   1,150      13,938
   *First Place Financial Corp............................   7,529       4,367
   *First South Bancorp, Inc..............................   1,978       6,963
   *FirstCity Financial Corp..............................   5,872      47,504
    Flagstone Reinsurance Holdings SA.....................  45,783     399,686
    Fox Chase Bancorp, Inc................................     999      12,627
   #German American Bancorp, Inc..........................   7,637     153,656
  #*Gleacher & Co., Inc...................................  45,986      76,797
   *Global Indemnity P.L.C................................   7,702     154,733
   #Great Southern Bancorp, Inc...........................   2,301      55,914
   *Greene Bancshares, Inc................................  16,271      20,664
   *Guaranty Bancorp......................................  79,799     118,901
   *Guaranty Federal Bancshares, Inc......................   1,684      12,596
   *Hallmark Financial Services, Inc......................  26,292     181,941
    Hampden Bancorp, Inc..................................   5,886      71,633
   #Hancock Holding Co....................................   2,261      75,065
    Hanover Insurance Group, Inc. (The)...................  88,829   3,229,822
   *Harris & Harris Group, Inc............................   4,587      20,275
    Hartford Financial Services Group, Inc................ 366,250   6,416,700
    HCC Insurance Holdings, Inc...........................  17,700     491,352
    Heartland Financial USA, Inc..........................   1,581      26,086
   *Heritage Commerce Corp................................  18,782      93,159
    HF Financial Corp.....................................     400       4,540
   *Hilltop Holdings, Inc.................................  26,171     225,856
    Hingham Institution for Savings.......................     500      25,750
   *HMN Financial, Inc....................................   3,456       7,776
   *Home Bancorp, Inc.....................................   1,128      18,003
    Home Federal Bancorp, Inc.............................   9,720     100,213
    HopFed Bancorp, Inc...................................   6,781      52,892
    Horace Mann Educators Corp............................  58,206     910,342
    Horizon Bancorp.......................................     450       8,100
   *ICG Group, Inc........................................  11,781     105,676
   #Independence Holding Co...............................  22,770     216,543
    Indiana Community Bancorp.............................   2,029      42,203
    Infinity Property & Casualty Corp.....................  16,579     966,224
   #International Bancshares Corp.........................   8,390     161,256
   *Intervest Bancshares Corp. Class A....................   2,078       6,026
   *Investment Technology Group, Inc......................  36,940     418,900
    Investors Title Co....................................   1,169      47,064
    JPMorgan Chase & Co................................... 750,334  27,987,458
    Kaiser Federal Financial Group, Inc...................     127       1,680
   #Kemper Corp...........................................  90,402   2,691,268
    Kentucky First Federal Bancorp........................   2,800      25,620
    KeyCorp............................................... 640,094   4,973,530
    Lakeland Bancorp, Inc.................................   4,478      44,646
    Landmark Bancorp, Inc.................................   1,786      33,023
    Legg Mason, Inc....................................... 128,883   3,282,650
    Lincoln National Corp................................. 383,093   8,251,823
    LNB Bancorp, Inc......................................  13,395      72,467
    Loews Corp............................................ 255,413   9,529,459
   *Louisiana Bancorp, Inc................................   5,606      88,855

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
 #*Macatawa Bank Corp....................................    19,092 $    50,212
  *Magyar Bancorp, Inc...................................       500       1,500
   Maiden Holdings, Ltd..................................    20,654     192,495
   MainSource Financial Group, Inc.......................    47,000     441,330
   Marlin Business Services Corp.........................    14,664     209,842
   MB Financial, Inc.....................................    19,678     357,156
 #*MBIA, Inc.............................................   175,044   2,156,542
 #*MBT Financial Corp....................................    23,185      28,981
   MCG Capital Corp......................................    31,266     146,325
   Meadowbrook Insurance Group, Inc......................    39,471     393,526
   Medallion Financial Corp..............................    17,589     195,062
 #*Mercantile Bank Corp..................................     4,748      54,175
   Meta Financial Group, Inc.............................     1,251      22,468
   MetLife, Inc.......................................... 1,039,978  36,742,423
  *Metro Bancorp, Inc....................................    28,298     309,580
  *MetroCorp Bancshares, Inc.............................     2,250      15,952
  *MGIC Investment Corp..................................    63,595     241,025
   MicroFinancial, Inc...................................     5,900      38,645
   MidWestOne Financial Group, Inc.......................       541       8,862
   Montpelier Re Holdings, Ltd...........................    45,946     798,082
   Morgan Stanley........................................ 1,224,333  22,833,810
   MutualFirst Financial, Inc............................     2,300      20,700
  *NASDAQ OMX Group, Inc. (The)..........................    42,129   1,043,957
   National Western Life Insurance Co. Class A...........       900     130,014
  *Navigators Group, Inc. (The)..........................     2,419     115,580
  *New Century Bancorp, Inc..............................       600       1,380
   New Hampshire Thrift Bancshares, Inc..................     3,667      44,737
  *NewBridge Bancorp.....................................    11,513      45,476
  *Newport Bancorp, Inc..................................       700       8,876
  *NewStar Financial, Inc................................    42,354     411,681
  *North Valley Bancorp..................................       907       9,088
   Northeast Community Bancorp, Inc......................    18,190     124,783
   Northrim Bancorp, Inc.................................     6,379     128,154
  #Old Republic International Corp.......................   357,183   3,528,968
 #*Old Second Bancorp, Inc...............................     4,874       5,946
   Oppenheimer Holdings, Inc. Class A....................     1,934      33,729
   Oriental Financial Group, Inc.........................    19,121     218,744
   Pacific Continental Corp..............................       202       1,790
  *Pacific Mercantile Bancorp............................    16,756      61,997
  *Park Sterling Corp....................................     3,192      13,981
   PartnerRe, Ltd........................................    52,224   3,416,494
 #*Penson Worldwide, Inc.................................    25,072      36,354
   Peoples Bancorp of North Carolina.....................       250       1,542
   Peoples Bancorp, Inc..................................    17,708     277,307
   People's United Financial, Inc........................    68,700     847,071
 #*PHH Corp..............................................    92,304   1,069,803
  *Phoenix Cos., Inc. (The)..............................    55,396     114,116
  *PICO Holdings, Inc....................................        82       1,810
 #*Pinnacle Financial Partners, Inc......................    32,313     544,151
  *Piper Jaffray Cos., Inc...............................       912      20,292
   Platinum Underwriters Holdings, Ltd...................    19,360     663,080
  *Popular, Inc..........................................   565,367     887,626
   Porter Bancorp, Inc...................................     1,737       3,839
  *Preferred Bank........................................       235       2,000
  *Premier Financial Bancorp, Inc........................     1,301       7,481
   Presidential Life Corp................................    33,374     372,120
   Principal Financial Group, Inc........................   217,722   5,945,988
  #Protective Life Corp..................................    98,037   2,451,905
   Provident Financial Holdings, Inc.....................       544       5,119
   Provident Financial Services, Inc.....................    28,477     394,122
   Provident New York Bancorp............................    71,474     590,375

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   Prudential Financial, Inc.............................   497,625 $28,484,055
   Pulaski Financial Corp................................     4,550      33,033
  #Radian Group, Inc.....................................   102,845     282,824
   Regions Financial Corp................................ 1,304,230   6,808,081
  #Reinsurance Group of America, Inc.....................   169,166   9,217,855
   Renasant Corp.........................................    44,231     697,965
  *Republic First Bancorp, Inc...........................     2,474       4,330
   Resource America, Inc. Class A........................    21,102     117,538
  *Riverview Bancorp, Inc................................    15,319      31,557
   Safety Insurance Group, Inc...........................    11,925     499,777
   Sandy Spring Bancorp, Inc.............................    11,134     203,307
  *Savannah Bancorp, Inc. (The)..........................     2,998      14,960
   SeaBright Holdings, Inc...............................    40,890     327,938
   Selective Insurance Group, Inc........................    45,200     812,696
   SI Financial Group, Inc...............................     5,444      56,509
   Simmons First National Corp. Class A..................     2,049      56,450
   Somerset Hills Bancorp................................     4,317      33,824
  *Southern Community Financial Corp.....................    29,890      36,466
  *Southern First Bancshares, Inc........................     1,006       7,394
   Southern Missouri Bancorp, Inc........................        41         932
 #*Southwest Bancorp, Inc................................    23,408     195,457
   State Auto Financial Corp.............................    61,242     766,750
   StellarOne Corp.......................................    28,368     348,359
  #Stewart Information Services Corp.....................    12,271     167,499
  *Stratus Properties, Inc...............................     3,069      27,928
 #*Sun Bancorp, Inc......................................     4,338      12,667
   SunTrust Banks, Inc...................................   491,691  10,114,084
   Susquehanna Bancshares, Inc...........................   156,089   1,426,653
   Symetra Financial Corp................................    23,030     212,337
   Synovus Financial Corp................................    96,130     167,266
 #*Taylor Capital Group, Inc.............................       826      10,218
   Teche Holding Co......................................       600      21,540
   TF Financial Corp.....................................       630      14,266
  *Timberland Bancorp, Inc...............................     2,500      10,000
  #TowneBank.............................................     8,057     106,352
   Transatlantic Holdings, Inc...........................    80,903   4,486,071
   Travelers Cos., Inc. (The)............................    33,600   1,958,880
  *Tree.com, Inc.........................................     5,635      33,077
  #Umpqua Holdings Corp..................................   104,400   1,270,548
  *Unico American Corp...................................     1,900      21,878
   Union First Market Bankshares Corp....................    14,214     195,300
  *United Community Banks, Inc...........................    16,030     121,668
   United Financial Bancorp, Inc.........................    11,124     179,541
   United Fire & Casualty Co.............................    41,412     812,918
  *United Security Bancshares............................       369         888
 #*Unity Bancorp, Inc....................................     3,306      20,497
   Unum Group............................................   517,445  11,813,269
 #*Virginia Commerce Bancorp, Inc........................    22,274     197,348
   VIST Financial Corp...................................       271       3,176
  *Waterstone Financial, Inc.............................     1,300       3,185
   WesBanco, Inc.........................................    31,830     635,327
   West Bancorporation, Inc..............................    14,757     143,438
   White Mountains Insurance Group, Ltd..................    18,187   8,206,702
   White River Capital, Inc..............................       300       6,255
   Wintrust Financial Corp...............................    24,224     742,466
   WR Berkley Corp.......................................     5,657     193,865
  *WSB Holdings, Inc.....................................       100         292
   XL Group P.L.C........................................   240,766   4,880,327
  *Yadkin Valley Financial Corp..........................    16,710      34,590
   Zions Bancorporation..................................    91,968   1,548,741

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Financials -- (Continued)
  *ZipRealty, Inc........................................    10,028 $     10,931
                                                                    ------------
Total Financials.........................................            476,163,950
                                                                    ------------
Health Care -- (9.1%)
 #*Accuray, Inc..........................................     6,896       38,962
  *Addus HomeCare Corp...................................     2,044        7,450
   Aetna, Inc............................................   503,313   21,994,778
  *Affymax, Inc..........................................     6,200       49,538
  *Affymetrix, Inc.......................................    73,173      351,962
  *Albany Molecular Research, Inc........................    29,994       91,782
  *Alere, Inc............................................    74,130    1,790,240
  *Allied Healthcare Products, Inc.......................     1,000        3,470
 #*Alphatec Holdings, Inc................................    18,527       32,608
  *AMAG Pharmaceuticals, Inc.............................       272        4,466
 #*Amedisys, Inc.........................................    12,879      135,230
  *American Dental Partners, Inc.........................    26,370      500,239
  *AMN Healthcare Services, Inc..........................    17,113       87,105
  *Amsurg Corp...........................................    30,743      791,632
   Analogic Corp.........................................     8,784      498,316
  *AngioDynamics, Inc....................................    55,783      722,948
  *Anika Therapeutics, Inc...............................    20,716      190,587
   Arrhythmia Research Technology, Inc...................     1,200        4,392
   Assisted Living Concepts, Inc. Class A................    35,887      562,708
  *Astex Pharmaceuticals, Inc............................       200          542
  *BioClinica, Inc.......................................    10,162       53,147
  *BioScrip, Inc.........................................    37,700      203,957
 #*Boston Scientific Corp................................ 1,208,099    7,200,270
  *Cambrex Corp..........................................    43,567      342,437
   Cantel Medical Corp...................................     7,270      229,514
  *Capital Senior Living Corp............................    58,814      476,393
  *CardioNet, Inc........................................     3,850       12,128
  *CareFusion Corp.......................................   207,163    4,961,554
 #*Celldex Therapeutics, Inc.............................     4,759       22,605
  *Community Health Systems, Inc.........................   105,314    1,969,372
  *CONMED Corp...........................................    43,239    1,271,227
   Cooper Cos., Inc. (The)...............................    59,082    4,262,175
  *Coventry Health Care, Inc.............................   141,956    4,268,617
  *Cross Country Healthcare, Inc.........................    33,630      207,497
  *CryoLife, Inc.........................................    17,502       93,461
  *Cumberland Pharmaceuticals, Inc.......................    26,419      160,892
  *Cutera, Inc...........................................    28,646      223,152
  *Cynosure, Inc. Class A................................     8,077      112,513
   Daxor Corp............................................       545        5,167
  *Digirad Corp..........................................    29,411       59,116
  *Dynacq Healthcare, Inc................................       909          854
 #*Endo Pharmaceuticals Holdings, Inc....................    54,588    2,029,036
  *Enzo Biochem, Inc.....................................    50,665      129,196
  *eResearch Technology, Inc.............................    20,015      110,883
 #*Exactech, Inc.........................................     3,391       56,087
 #*Five Star Quality Care, Inc...........................    28,899      104,903
  *Forest Laboratories, Inc..............................    82,171    2,611,394
 #*Gentiva Health Services, Inc..........................    13,810      100,261
  *Greatbatch, Inc.......................................    41,672      975,958
  *Harvard Bioscience, Inc...............................    32,625      132,458
  *Health Net, Inc.......................................    25,498      962,295
  *Healthways, Inc.......................................    27,400      207,144
  *Hologic, Inc..........................................   305,036    6,219,684
   Humana, Inc...........................................   236,814   21,081,182
  *IntegraMed America, Inc...............................     3,874       35,060
   Invacare Corp.........................................    28,428      485,550
   Kewaunee Scientific Corp..............................     1,631       15,168

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Health Care -- (Continued)
 #*Kindred Healthcare, Inc...............................    50,544 $    620,175
 #*Lannet Co., Inc.......................................     2,314       11,755
  *LCA-Vision, Inc.......................................     1,000        5,080
   LeMaitre Vascular, Inc................................     5,100       29,529
  *Life Technologies Corp................................    94,990    4,600,366
  *LifePoint Hospitals, Inc..............................    82,208    3,303,940
  *Magellan Health Services, Inc.........................     9,739      475,458
  *Maxygen, Inc..........................................    45,644      255,150
  *MedAssets, Inc........................................    44,682      471,842
  *MedCath Corp..........................................    29,240      211,990
  *Medical Action Industries, Inc........................    26,509      140,498
 #*MediciNova, Inc.......................................       225          425
  *Medtox Scientific, Inc................................     5,304       90,168
  *Misonix, Inc..........................................     4,083        7,594
  *Molina Healthcare, Inc................................    24,941      763,444
  *Myrexis, Inc..........................................    16,406       46,593
   National Healthcare Corp..............................     7,274      322,456
  *Natus Medical, Inc....................................     4,075       46,088
  #Omnicare, Inc.........................................   197,388    6,480,248
  *Palomar Medical Technologies, Inc.....................     4,572       41,377
  *PDI, Inc..............................................    15,181       97,310
   PerkinElmer, Inc......................................    76,500    1,834,470
   Pfizer, Inc........................................... 4,941,133  105,740,246
  *PharMerica Corp.......................................     7,655       96,070
  *Repligen Corp.........................................    33,562      134,584
  *RTI Biologics, Inc....................................    80,268      276,925
  *Select Medical Holdings Corp..........................    51,009      422,865
  *Skilled Healthcare Group, Inc. Class A................    18,080      111,011
  *Solta Medical, Inc....................................     5,882       17,646
  *SRI/Surgical Express, Inc.............................     2,127        8,572
  *Sucampo Pharmaceuticals, Inc. Class A.................     7,965       35,365
  *Sun Healthcare Group, Inc.............................     8,903       40,420
  *SunLink Health Systems, Inc...........................     1,750        2,328
  *SurModics, Inc........................................     5,593       80,651
  *Symmetry Medical, Inc.................................    78,674      590,842
   Teleflex, Inc.........................................    37,423    2,289,913
  *Theragenics Corp......................................    21,383       35,923
  *Thermo Fisher Scientific, Inc.........................   499,520   26,424,608
  *TranS1, Inc...........................................     6,997       20,431
  *Triple-S Management Corp. Class B.....................    22,073      470,817
   UnitedHealth Group, Inc...............................    87,142    4,513,084
  *Universal American Corp...............................    85,628      941,052
 #*VCA Antech, Inc.......................................    35,694      798,832
 #*Viropharma, Inc.......................................   103,779    3,091,576
  *WellCare Health Plans, Inc............................    12,832      766,840
   WellPoint, Inc........................................   504,640   32,458,445
 #*Wright Medical Group, Inc.............................    38,748      656,779
   Young Innovations, Inc................................     2,165       66,119
                                                                    ------------
Total Health Care........................................            289,199,162
                                                                    ------------
Industrials -- (15.0%)
  *A.T. Cross Co. Class A................................    18,431      182,836
 #*A123 Systems, Inc.....................................     4,800       10,416
   AAR Corp..............................................    32,906      697,278
   ABM Industries, Inc...................................    64,500    1,399,650
   Aceto Corp............................................    37,486      275,147
   Actuant Corp. Class A.................................    44,986    1,140,395
  *AECOM Technology Corp.................................    13,377      306,200
 #*Aegion Corp...........................................     3,299       56,314
  *AGCO Corp.............................................    58,973    3,003,495
  *Air Transport Services Group, Inc.....................    10,623       63,844

                                      77

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   Aircastle, Ltd........................................    54,200 $   764,220
   Alamo Group, Inc......................................    22,951     667,874
  *Alaska Air Group, Inc.................................    26,313   2,003,209
   Albany International Corp. Class A....................    24,726     593,919
   Alexander & Baldwin, Inc..............................    66,838   3,161,437
 .*Allied Defense Group, Inc.............................     2,645       8,332
   Allied Motion Technologies, Inc.......................       162         966
   Amerco, Inc...........................................    29,431   2,846,566
  *American Railcar Industries, Inc......................    20,409     532,675
  *American Reprographics Co.............................     4,695      28,217
   Ampco-Pittsburgh Corp.................................     4,007      85,950
  *AMREP Corp............................................       966       5,796
   Apogee Enterprises, Inc...............................    36,374     500,143
   Applied Industrial Technologies, Inc..................    26,540   1,023,913
   Argan, Inc............................................        21         305
   Arkansas Best Corp....................................    27,325     495,129
 #*Armstrong World Industries, Inc.......................    29,925   1,397,498
 #*Ascent Solar Technologies, Inc........................     7,857       5,814
  *Astec Industries, Inc.................................    22,925     775,324
 #*Atlas Air Worldwide Holdings, Inc.....................    37,114   1,767,925
  *Avis Budget Group, Inc................................    94,608   1,357,625
  *Baltic Trading, Ltd...................................     5,000      21,150
  #Barnes Group, Inc.....................................    43,004   1,087,571
   Barrett Business Services, Inc........................    12,955     249,384
  *BlueLinx Holdings, Inc................................    12,553      22,470
  #Brady Corp. Class A...................................    44,400   1,437,228
   Briggs & Stratton Corp................................    47,640     743,660
  *Builders FirstSource, Inc.............................    12,182      30,820
  *CAI International, Inc................................    11,800     205,556
   Cascade Corp..........................................     5,840     331,829
  *Casella Waste Systems, Inc. Class A...................    14,362      98,667
 #*CBIZ, Inc.............................................    46,963     294,458
   CDI Corp..............................................    43,399     649,683
   CECO Environmental Corp...............................     5,223      33,532
   Celadon Group, Inc....................................    23,192     346,720
  *Ceradyne, Inc.........................................    26,425     874,403
  *Champion Industries, Inc..............................       686         555
  *Chart Industries, Inc.................................     3,000     167,280
   Chicago Rivet & Machine Co............................       700      12,950
   Cintas Corp...........................................     1,940      71,877
  #CIRCOR International, Inc.............................     7,966     301,991
  *CNH Global N.V........................................     6,958     290,427
  *Columbus McKinnon Corp................................    23,845     380,328
   Comfort Systems USA, Inc..............................    37,486     448,333
   CompX International, Inc..............................       500       7,595
  *Consolidated Graphics, Inc............................    12,008     609,886
 #*Corrections Corp. of America..........................     7,040     165,651
   Courier Corp..........................................     8,403     103,945
   Covanta Holding Corp..................................    94,292   1,347,433
 #*Covenant Transportation Group, Inc. Class A...........     7,080      23,364
  *CPI Aerostructures, Inc...............................     5,826      81,797
  *CRA International, Inc................................     7,613     164,517
   CSX Corp.............................................. 1,242,950  28,028,522
  #Curtiss-Wright Corp...................................    46,353   1,731,748
  *Ducommun, Inc.........................................    16,345     236,185
  *Dycom Industries, Inc.................................    41,650     890,060
 #*Eagle Bulk Shipping, Inc..............................    18,219      25,871
  #Eastern Co. (The).....................................    10,193     205,389
   Eaton Corp............................................    24,778   1,214,865
   Ecology & Environment, Inc. Class A...................       900      15,354
   EMCOR Group, Inc......................................    13,491     388,946

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Industrials -- (Continued)
   Encore Wire Corp......................................    19,966 $    545,072
 #*Energy Recovery, Inc..................................    12,968       32,031
  *EnergySolutions, Inc..................................    12,385       44,091
  *EnerSys...............................................    43,239    1,253,066
   Ennis, Inc............................................    48,483      801,909
 #*EnPro Industries, Inc.................................    18,700      660,297
   ESCO Technologies, Inc................................    16,921      508,814
   Espey Manufacturing & Electronics Corp................     1,671       39,853
  *Esterline Technologies Corp...........................    44,968    2,749,793
 #*Excel Maritime Carriers, Ltd..........................    39,214       57,645
  *Federal Signal Corp...................................    68,080      287,978
   FedEx Corp............................................    34,749    3,179,186
  *Flow International Corp...............................    23,633       89,096
 #*Fortune Brands Home & Security, Inc...................   149,626    2,778,555
  *Franklin Covey Co.....................................     3,075       27,060
  *Freightcar America, Inc...............................     5,543      120,339
  *Frozen Food Express Industries........................     8,986       12,131
 #*FTI Consulting, Inc...................................    16,180      692,828
   G & K Services, Inc. Class A..........................    29,714      976,402
   GATX Corp.............................................    65,445    2,810,208
 #*Genco Shipping & Trading, Ltd.........................    17,309      121,163
  *Gencor Industries, Inc................................     8,766       62,852
 #*General Cable Corp....................................    26,092      805,199
   General Electric Co................................... 6,432,433  120,350,821
 #*GEO Group, Inc. (The).................................    24,086      423,432
  *Gibraltar Industries, Inc.............................    43,711      684,951
  *GP Strategies Corp....................................    18,583      273,170
  #Granite Construction, Inc.............................    26,636      709,317
   Great Lakes Dredge & Dock Corp........................    79,907      511,405
  *Greenbrier Cos., Inc..................................    21,165      470,921
   Griffon Corp..........................................    74,563      743,393
  *H&E Equipment Services, Inc...........................    59,629    1,013,097
   Hardinge, Inc.........................................    20,151      214,205
  *Hawaiian Holdings, Inc................................    10,272       71,493
   Heidrick & Struggles International, Inc...............    15,187      333,810
 #*Hertz Global Holdings, Inc............................   278,411    3,786,390
  *Hill International, Inc...............................    27,154      161,566
 #*Hoku Corp.............................................       998          679
  *Hudson Highland Group, Inc............................    15,732       84,166
 #*Huntington Ingalls Industries, Inc....................    56,173    2,116,599
  *Hurco Cos., Inc.......................................     8,210      193,510
  *ICF International, Inc................................    31,660      897,244
 #*Ingersoll-Rand P.L.C..................................   250,943    8,767,948
  #Insteel Industries, Inc...............................    12,555      160,704
  *Interline Brands, Inc.................................    74,162    1,261,496
   International Shipholding Corp........................    12,452      283,283
   Intersections, Inc....................................    33,064      406,026
  #ITT Corp..............................................     7,900      171,746
 #*JetBlue Airways Corp..................................   324,893    1,926,615
  *Kadant, Inc...........................................     6,383      154,852
 #*Kansas City Southern..................................    27,254    1,870,715
  *KAR Auction Services, Inc.............................    18,100      266,794
   Kaydon Corp...........................................    14,047      479,284
   Kelly Services, Inc. Class A..........................    44,445      718,231
   Kennametal, Inc.......................................     6,400      275,904
  *Key Technology, Inc...................................     3,199       39,828
   Kimball International, Inc. Class B...................    28,589      174,107
  *Korn/Ferry International..............................    30,127      494,987
 #*Kratos Defense & Security Solutions, Inc..............       723        4,909
   L.B. Foster Co. Class A...............................       969       28,925
   L.S. Starrett Co. Class A.............................     4,097       59,447

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CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
 Industrials -- (Continued)
    L-3 Communications Holdings, Inc...................... 100,470 $ 7,107,248
    Lawson Products, Inc..................................  10,838     181,970
   *Layne Christensen Co..................................  36,994     859,371
   *LMI Aerospace, Inc....................................  14,827     293,426
    LSI Industries, Inc...................................  28,715     204,164
  #*Lydall, Inc...........................................  18,720     176,342
    Marten Transport, Ltd.................................  32,577     711,807
    McGrath Rentcorp......................................  20,487     652,306
  #*Metalico, Inc.........................................  74,246     270,255
    Met-Pro Corp..........................................   2,398      25,155
   *MFRI, Inc.............................................   8,900      65,682
    Miller Industries, Inc................................  21,096     344,076
  #*Mobile Mini, Inc......................................  54,461   1,132,789
   *Moog, Inc. Class A....................................  35,747   1,523,537
    Mueller Industries, Inc...............................  29,387   1,299,199
   *Mueller Water Products, Inc. Class A.................. 185,957     509,522
    Multi-Color Corp......................................   1,845      42,269
    NACCO Industries, Inc. Class A........................   6,123     625,771
   *National Technical Systems, Inc.......................  15,600      80,964
   *Navigant Consulting, Inc..............................  19,799     253,625
    Norfolk Southern Corp................................. 545,229  39,365,534
    Northrop Grumman Corp................................. 337,038  19,565,056
   *Northwest Pipe Co.....................................  10,675     243,497
  #*Ocean Power Technologies, Inc.........................   8,500      24,395
   *On Assignment, Inc....................................  53,951     604,791
   *Orbital Sciences Corp.................................  26,777     387,999
   *Orion Energy Systems, Inc.............................   1,043       3,275
   *Owens Corning, Inc.................................... 152,823   5,157,776
   *P.A.M. Transportation Services, Inc...................  19,428     207,880
    Pentair, Inc..........................................  39,083   1,439,036
   *PGT, Inc..............................................     500         670
   *Pike Electric Corp....................................  17,815     141,807
   *Pinnacle Airlines Corp................................  13,732      19,362
   *Powell Industries, Inc................................   5,196     179,834
   *PowerSecure International, Inc........................   7,600      48,108
    Providence & Worcester Railroad Co....................   1,200      14,082
   #Quad/Graphics, Inc....................................     799       9,388
    Quanex Building Products Corp.........................  13,654     224,335
   *Quanta Services, Inc.................................. 168,307   3,635,431
   #R. R. Donnelley & Sons Co.............................  50,827     577,395
   *RailAmerica, Inc......................................  21,133     315,727
    Raytheon Co........................................... 198,954   9,547,802
   *RCM Technologies, Inc.................................  21,593     117,466
   *Real Goods Solar, Inc. Class A........................   2,600       3,770
   #Regal-Beloit Corp.....................................  16,070     912,294
  #*Republic Airways Holdings, Inc........................  53,999     297,534
    Republic Services, Inc................................ 429,755  12,583,226
    Resources Connection, Inc.............................  11,023     136,906
    Robbins & Myers, Inc..................................   8,889     431,650
   *Rush Enterprises, Inc. Class A........................  34,446     792,602
   *Rush Enterprises, Inc. Class B........................  18,522     353,770
    Ryder System, Inc.....................................  89,844   5,056,420
   *Saia, Inc.............................................  17,104     257,586
    Schawk, Inc...........................................  45,135     606,614
   *School Specialty, Inc.................................  15,490      49,878
   *Seaboard Corp.........................................   1,846   3,584,046
    SeaCube Container Leasing, Ltd........................     223       3,443
    SIFCO Industries, Inc.................................   6,623     145,507
   #Simpson Manufacturing Co., Inc........................   8,098     262,213
    SkyWest, Inc..........................................  46,706     597,837
   *SL Industries, Inc....................................     300       5,385

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CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
 Industrials -- (Continued)
    Southwest Airlines Co................................. 645,761 $  6,186,390
   *Sparton Corp..........................................   9,132       78,170
    Standard Register Co..................................  30,430       61,164
    Standex International Corp............................  22,795      913,852
    Stanley Black & Decker, Inc........................... 154,919   10,872,215
    Steelcase, Inc. Class A...............................  78,410      682,951
   *Sterling Construction Co., Inc........................  20,161      242,134
    Superior Uniform Group, Inc...........................   8,978      111,776
   *Supreme Industries, Inc. Class A......................   1,365        4,013
   *SYKES Enterprises, Inc................................  20,092      352,213
   *Sypris Solutions, Inc.................................   9,636       39,508
   #TAL International Group, Inc..........................  22,054      734,619
   *Tecumseh Products Co. Class A.........................  11,200       56,224
   *Tecumseh Products Co. Class B.........................   1,400        6,811
  #*Tetra Tech, Inc.......................................  10,810      250,035
   *Thomas & Betts Corp...................................  10,500      749,595
   *Titan Machinery, Inc..................................  14,689      363,406
   *TRC Cos., Inc.........................................  28,708      178,277
    Tredegar Corp.........................................  40,177      990,765
    Trinity Industries, Inc...............................  93,807    2,951,168
   #Triumph Group, Inc....................................  58,640    3,669,105
   *Tufco Technologies, Inc...............................     900        2,925
   *Tutor Perini Corp.....................................  40,371      613,235
    Twin Disc, Inc........................................  10,658      329,652
    Tyco International, Ltd............................... 370,871   18,895,877
    U.S. Home Systems, Inc................................   4,314       39,214
   *Ultralife Corp........................................  11,640       48,539
    UniFirst Corp.........................................  18,705    1,129,408
    Union Pacific Corp.................................... 480,399   54,914,410
   #Universal Forest Products, Inc........................  31,800    1,010,286
    Universal Truckload Services, Inc.....................     403        7,165
   *URS Corp..............................................  86,998    3,579,968
   *USA Truck, Inc........................................  15,305      144,326
   *Versar, Inc...........................................   6,026       18,259
    Viad Corp.............................................  28,614      578,861
    Virco Manufacturing Corp..............................  12,601       22,430
    VSE Corp..............................................     600       15,726
    Watts Water Technologies, Inc. Class A................  53,615    2,066,858
   *WCA Waste Corp........................................  29,254      189,566
   *WESCO International, Inc..............................  11,687      734,879
   *Willdan Group, Inc....................................   1,000        3,800
   *Willis Lease Finance Corp.............................   7,900      107,282
   *XPO Logistics, Inc....................................   4,427       50,778
                                                                   ------------
 Total Industrials........................................          476,010,590
                                                                   ------------
 Information Technology -- (6.0%)
   *Accelrys, Inc.........................................  41,733      312,580
   #Activision Blizzard, Inc.............................. 982,162   12,119,879
   *Acxiom Corp...........................................   7,769      106,591
   *Adept Technology, Inc.................................  21,309       54,338
  #*Advanced Energy Industries, Inc.......................  37,171      395,499
   *Agilysys, Inc.........................................  12,799      104,184
   *Alpha & Omega Semiconductor, Ltd......................     806        7,480
  #*Amkor Technology, Inc.................................  15,566       89,193
   *Amtech Systems, Inc...................................  10,600      108,014
   *Anadigics, Inc........................................     400        1,100
   *Anaren, Inc...........................................   7,539      131,329
  #*AOL, Inc.............................................. 105,592    1,711,646
   *Arris Group, Inc...................................... 146,928    1,716,119
   *Arrow Electronics, Inc................................ 182,170    7,521,799
    Astro-Med, Inc........................................   2,897       23,176

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  *ATMI, Inc.............................................    33,934 $   793,377
  *Aviat Networks, Inc...................................    53,408     118,566
 #*Avid Technology, Inc..................................    14,521     140,708
  *Avnet, Inc............................................   139,400   4,860,878
  #AVX Corp..............................................   195,980   2,579,097
  *Aware, Inc............................................    22,140      70,848
  *AXT, Inc..............................................    25,915     132,685
   Bel Fuse, Inc. Class A................................     4,174      88,781
   Bel Fuse, Inc. Class B................................    18,986     384,466
  *Benchmark Electronics, Inc............................    93,903   1,615,132
   Black Box Corp........................................    27,128     838,798
  *Brocade Communications Systems, Inc...................   461,513   2,589,088
   Brooks Automation, Inc................................    63,950     685,544
  *BSQUARE Corp..........................................     4,665      18,520
  *BTU International, Inc................................     1,600       5,040
 #*CACI International, Inc. Class A......................    27,175   1,594,901
  *Cascade Microtech, Inc................................    24,071      82,564
  *Checkpoint Systems, Inc...............................    25,391     267,113
  *CIBER, Inc............................................    81,123     352,885
   Cohu, Inc.............................................    41,999     551,447
   Communications Systems, Inc...........................    12,753     189,892
   Computer Sciences Corp................................   225,553   5,826,034
   Comtech Telecommunications Corp.......................    19,222     593,191
  *Concurrent Computer Corp..............................    13,740      53,036
  *Convergys Corp........................................   197,364   2,626,915
 #*CoreLogic, Inc........................................    96,545   1,370,939
   Corning, Inc.......................................... 1,298,385  16,710,215
  *Cray, Inc.............................................     7,670      57,218
  *CSP, Inc..............................................     2,414       9,113
  *CSR P.L.C. ADR........................................    12,075     173,397
   CTS Corp..............................................    33,460     336,608
  *CyberOptics Corp......................................     9,134      79,648
  *Datalink Corp.........................................     5,600      51,576
  *Dataram Corp..........................................     7,544       6,111
   DDi Corp..............................................    21,617     209,901
  *Digi International, Inc...............................    43,704     493,418
  *DSP Group, Inc........................................    49,501     283,641
  *Dynamics Research Corp................................    17,672     198,987
   Earthlink, Inc........................................    86,935     626,801
  *EchoStar Corp. Class A................................    23,551     617,743
  *Edgewater Technology, Inc.............................    13,603      46,794
   Electro Rent Corp.....................................    42,586     727,795
  *Electro Scientific Industries, Inc....................    38,559     585,326
  *Electronics for Imaging, Inc..........................    66,756   1,145,533
  *Emulex Corp...........................................    68,369     713,772
   EPIQ Systems, Inc.....................................    21,736     264,962
  *ePlus, Inc............................................     8,445     240,851
  *Euronet Worldwide, Inc................................    29,935     549,607
  *Exar Corp.............................................    54,244     362,350
  *Fairchild Semiconductor International, Inc............   118,008   1,649,752
   Fidelity National Information Services, Inc...........   150,627   4,301,907
  *FormFactor, Inc.......................................    24,919     128,333
  *Frequency Electronics, Inc............................    16,953     144,270
  *Global Cash Access Holdings, Inc......................    37,455     198,512
  *Globecomm Systems, Inc................................    40,466     577,450
  *GSI Group, Inc........................................     1,451      16,759
  *GSI Technology, Inc...................................     5,964      29,581
  *GTSI Corp.............................................     8,203      34,699
  *Hackett Group, Inc. (The).............................    54,740     212,118
   Hewlett-Packard Co....................................    15,141     423,645
 #*Hutchinson Technology, Inc............................     1,843       3,410

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CONTINUED

                                                            SHARES    VALUE+
                                                            ------- ----------
  Information Technology -- (Continued)
    *I.D. Systems, Inc.....................................  17,191 $   88,534
     IAC/InterActiveCorp................................... 178,991  7,709,142
    *Identive Group, Inc...................................  19,075     43,491
    *Imation Corp..........................................  34,398    203,980
    *InfoSpace, Inc........................................  81,156    999,030
    *Ingram Micro, Inc. Class A............................ 277,679  5,270,347
    *Insight Enterprises, Inc..............................  42,300    780,858
   #*Integrated Device Technology, Inc.....................  78,704    498,983
    *Integrated Silicon Solution, Inc......................  51,460    502,764
    *Intermec, Inc.........................................  10,341     87,278
    *Internap Network Services Corp........................  35,546    238,514
   #*International Rectifier Corp..........................  80,500  1,835,400
    *Interphase Corp.......................................   3,899     20,080
     Intersil Corp. Class A................................ 119,798  1,348,925
    *Intevac, Inc..........................................  11,158     92,946
    *IntriCon Corp.........................................   2,835     19,845
    *Itron, Inc............................................  10,342    401,166
    *IXYS Corp.............................................  11,466    157,314
    *Key Tronic Corp.......................................  17,217    106,573
     Keynote Systems, Inc..................................  24,595    481,324
   #*KIT Digital, Inc......................................  28,934    313,355
    *Kopin Corp............................................   6,901     26,776
    *Kulicke & Soffa Industries, Inc.......................  72,688    785,757
    *Lattice Semiconductor Corp............................  36,888    250,838
    *LGL Group, Inc. (The).................................     269      2,165
    *LookSmart, Ltd........................................  25,479     34,906
   #*Loral Space & Communications, Inc.....................  26,193  1,806,269
    #ManTech International Corp. Class A...................  22,379    786,622
     Marchex, Inc. Class B.................................  32,883    148,631
    *Measurement Specialties, Inc..........................   5,958    193,635
    *MEMC Electronic Materials, Inc........................ 224,947  1,028,008
    *MEMSIC, Inc...........................................   1,150      3,749
    *Mentor Graphics Corp..................................  42,220    585,591
    *Mercury Computer Systems, Inc.........................   4,566     61,139
     Methode Electronics, Inc..............................  37,682    374,182
    *Micron Technology, Inc................................ 758,908  5,760,112
     MKS Instruments, Inc..................................  61,200  1,845,180
    *ModusLink Global Solutions, Inc.......................  68,955    394,423
     Motorola Solutions, Inc............................... 128,480  5,962,757
    *NCI, Inc. Class A.....................................   4,213     30,839
    *Newport Corp..........................................   9,354    172,768
   #*Novatel Wireless, Inc.................................  22,839     65,548
    *Official Payments Holdings, Inc.......................   3,839     16,661
    *Online Resources Corp.................................  18,620     50,088
    *Oplink Communications, Inc............................  35,876    671,957
    *Opnext, Inc...........................................   8,926      9,819
     Optical Cable Corp....................................  10,793     38,207
    *ORBCOMM, Inc..........................................  44,067    152,031
    *PAR Technology Corp...................................  22,705    105,805
     PC Connection, Inc....................................  45,203    542,436
    *PC Mall, Inc..........................................  11,672     73,067
     PC-Tel, Inc...........................................  46,980    349,531
    *Perceptron, Inc.......................................   8,065     41,373
    *Performance Technologies, Inc.........................  24,790     44,622
    *Pericom Semiconductor Corp............................  41,261    330,088
    *Pervasive Software, Inc...............................  35,664    205,425
   #*Photronics, Inc.......................................  66,858    458,646
    *Planar Systems, Inc...................................  11,933     28,162
    *PMC-Sierra, Inc....................................... 146,588    952,822
    *Presstek, Inc.........................................   7,000      4,550
    *Qualstar Corp.........................................  12,400     23,746

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
Information Technology -- (Continued)
  *RadiSys Corp..........................................    14,298 $     86,217
   RealNetworks, Inc.....................................    35,381      361,240
  *Reis, Inc.............................................    16,361      170,154
   RF Industries, Ltd....................................     2,823       10,727
   Richardson Electronics, Ltd...........................    25,225      305,475
   Rimage Corp...........................................       421        5,237
 #*Rosetta Stone, Inc....................................     1,455       11,349
  *Rudolph Technologies, Inc.............................    16,657      170,401
  *S1 Corp...............................................    65,938      643,555
  *Sandisk Corp..........................................    13,097      600,890
  *Sanmina-SCI Corp......................................    18,136      199,133
  *SeaChange International, Inc..........................    30,686      220,325
  *Sigma Designs, Inc....................................    23,129      139,468
  *SMTC Corp.............................................     1,300        3,757
  *Spansion, Inc. Class A................................    11,661      116,960
  *SS&C Technologies Holdings, Inc.......................    26,378      495,115
  *Standard Microsystems Corp............................    30,384      782,692
  *StarTek, Inc..........................................    27,448       85,638
 #*SunPower Corp.........................................    16,987      116,361
  *Supertex, Inc.........................................    11,602      214,405
  *Support.com, Inc......................................    55,666      143,618
 #*Sycamore Networks, Inc................................    47,495      922,353
  *Symmetricom, Inc......................................    89,726      559,890
 #*SYNNEX Corp...........................................    60,100    2,174,418
  *Tech Data Corp........................................    85,452    4,436,668
  *TechTarget, Inc.......................................    24,206      168,232
  *TeleCommunication Systems, Inc. Class A...............    47,682      111,576
   Tellabs, Inc..........................................   241,591      918,046
   Telular Corp..........................................    24,938      208,482
   Tessco Technologies, Inc..............................    11,228      200,083
  *Tessera Technologies, Inc.............................    48,635      962,973
   TheStreet, Inc........................................    37,257       71,161
  *TriQuint Semiconductor, Inc...........................    18,500      110,815
  *TSR, Inc..............................................       650        2,704
  *TTM Technologies, Inc.................................    62,635      768,531
   United Online, Inc....................................   121,790      691,767
  *UTStarcom Holdings Corp...............................   103,608      133,654
  *Vicon Industries, Inc.................................     5,787       19,734
  *Video Display Corp....................................       600        3,666
 #*Virtusa Corp..........................................    34,709      554,997
 #*Vishay Intertechnology, Inc...........................   236,119    2,899,541
  *Vishay Precision Group, Inc...........................     9,781      154,149
 #*Web.com Group, Inc....................................    22,102      282,906
 #*Westell Technologies, Inc. Class A....................    39,873       87,721
  *Western Digital Corp..................................   212,781    7,734,589
  *WPCS International, Inc...............................     9,161       15,482
   Xerox Corp............................................ 1,791,473   13,883,916
  *XO Group, Inc.........................................     4,792       39,486
  *Xyratex, Ltd..........................................    28,253      448,658
  *Yahoo!, Inc...........................................   990,924   15,329,594
  *Zygo Corp.............................................    18,340      324,435
                                                                    ------------
Total Information Technology.............................            189,766,899
                                                                    ------------
Materials -- (3.4%)
   A. Schulman, Inc......................................    33,740      826,630
 #*A.M. Castle & Co......................................    38,646      400,759
   Alcoa, Inc............................................ 1,145,369   11,636,949
  *American Pacific Corp.................................     7,647       60,641
   Ashland, Inc..........................................   112,560    7,098,034
   Bemis Co., Inc........................................    10,392      325,270
   Boise, Inc............................................    68,104      520,315

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
 Materials -- (Continued)
    Buckeye Technologies, Inc.............................  37,822 $  1,268,172
    Cabot Corp............................................  46,280    1,675,336
   *Century Aluminum Co...................................  32,155      322,515
   *Chemtura Corp.........................................  52,329      735,222
  #*Clearwater Paper Corp.................................   7,599      277,515
   *Coeur d'Alene Mines Corp.............................. 133,765    3,699,940
    Commercial Metals Co..................................  85,208    1,221,883
   *Continental Materials Corp............................     100        1,198
   *Core Molding Technologies, Inc........................   2,488       21,148
    Cytec Industries, Inc.................................  64,700    3,225,942
    Domtar Corp...........................................  30,917    2,670,610
    Dow Chemical Co. (The)................................  14,000      469,140
    Friedman Industries, Inc..............................  17,453      182,733
   *Georgia Gulf Corp.....................................  26,423      926,126
   *Graphic Packaging Holding Co.......................... 126,400      633,264
    H.B. Fuller Co........................................  20,707      592,634
    Haynes International, Inc.............................   4,293      260,843
   *Headwaters, Inc.......................................  23,663       62,707
   *Horsehead Holding Corp................................  49,171      534,980
    Huntsman Corp.........................................  40,700      518,111
   *Innospec, Inc.........................................   1,550       50,174
    International Paper Co................................ 493,615   15,371,171
    Kaiser Aluminum Corp..................................  27,181    1,342,198
   *KapStone Paper & Packaging Corp.......................  41,092      717,466
   *Landec Corp...........................................  37,056      223,448
  #*Louisiana-Pacific Corp................................ 173,457    1,477,854
   *LyondellBasell Industries NV Class A.................. 112,207    4,836,122
   *Materion Corp.........................................  17,890      526,145
    MeadWestavco Corp..................................... 188,451    5,547,997
   *Mercer International, Inc.............................  14,399      117,784
    Minerals Technologies, Inc............................  17,140    1,087,533
   *Mod-Pac Corp..........................................   1,501        9,636
    Myers Industries, Inc.................................  65,520      872,071
    Neenah Paper, Inc.....................................  14,705      349,538
   #NL Industries, Inc....................................  51,662      713,969
    Noranda Aluminum Holding Corp.........................   2,907       30,494
   *Northern Technologies International Corp..............   3,035       42,702
    Nucor Corp............................................  89,274    3,971,800
    Olin Corp.............................................  27,661      614,074
    Olympic Steel, Inc....................................  10,414      268,577
   *OM Group, Inc.........................................  42,299    1,147,572
    P.H. Glatfelter Co....................................  54,200      801,076
   *Penford Corp..........................................  26,922      152,109
    Reliance Steel & Aluminum Co..........................  94,901    5,048,733
    Rock-Tenn Co. Class A.................................  26,305    1,627,227
  #*RTI International Metals, Inc.........................  50,032    1,259,305
   #Schnitzer Steel Industries, Inc. Class A..............  21,397      933,551
   *Spartech Corp.........................................  30,373      163,103
    Steel Dynamics, Inc...................................  94,919    1,513,958
  #*SunCoke Energy, Inc...................................  62,210      835,483
    Synalloy Corp.........................................   5,144       55,349
    Temple-Inland, Inc.................................... 122,582    3,909,140
   #Texas Industries, Inc.................................  33,762    1,055,400
   *Universal Stainless & Alloy Products, Inc.............   9,714      385,937
    Vulcan Materials Co...................................  58,246    2,554,670
    Wausau Paper Corp.....................................  19,808      171,141
   #Westlake Chemical Corp................................  84,076    4,914,242
    Worthington Industries, Inc...........................  47,320      871,161
  #*Zoltek Cos., Inc......................................  48,771      423,820
                                                                   ------------
 Total Materials..........................................          106,162,347
                                                                   ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
Other -- (0.0%)
 .*Gerber Scientific, Inc. Escrow Shares.................     47,409 $           --
 .*MAIR Holdings, Inc. Escrow Shares.....................      1,415             --
 .*Petrocorp, Inc. Escrow Shares.........................        900             54
 .*Price Communications Liquidation Trust................     47,738             --
                                                                     --------------
Total Other..............................................                        54
                                                                     --------------
Telecommunication Services -- (6.2%)
   AT&T, Inc.............................................  4,065,906    119,578,295
   CenturyLink, Inc......................................    497,019     18,404,614
  #Frontier Communications Corp..........................    696,949      2,982,942
  *General Communications, Inc. Class A..................     57,602        599,637
 #*Iridium Communications, Inc...........................     19,068        152,353
 #*Leap Wireless International, Inc......................      8,393         71,844
  *MetroPCS Communications, Inc..........................    227,572      2,011,736
  *Neutral Tandem, Inc...................................      5,580         68,578
  *Premiere Global Services, Inc.........................      2,788         24,534
  *Primus Telecommunications Group, Inc..................        246          3,122
   Shenandoah Telecommunications Co......................      2,126         20,984
  *Sprint Nextel Corp....................................  3,759,360      7,969,843
   SureWest Communications...............................     15,455        223,788
 #*Telephone & Data Systems, Inc.........................    154,629      4,066,753
 #*United States Cellular Corp...........................     33,568      1,539,764
   USA Mobility, Inc.....................................     30,103        425,957
   Verizon Communications, Inc...........................  1,025,344     38,614,455
                                                                     --------------
Total Telecommunication Services.........................               196,759,199
                                                                     --------------
Utilities -- (1.2%)
  *AES Corp..............................................    606,667      7,741,071
  *Calpine Corp..........................................    256,894      3,750,652
  #Consolidated Water Co., Ltd...........................      6,347         49,443
 #*Dynegy, Inc...........................................     84,156        156,530
  *GenOn Energy, Inc.....................................    582,007      1,239,675
  *NRG Energy, Inc.......................................    220,130      3,715,794
  #Ormat Technologies, Inc...............................     20,134        327,178
   Public Service Enterprise Group, Inc..................    655,441     19,886,080
   SJW Corp..............................................      6,769        160,358
 #*Synthesis Energy Systems, Inc.........................      1,418          2,184
   Unitil Corp...........................................      4,716        130,303
                                                                     --------------
Total Utilities..........................................                37,159,268
                                                                     --------------
TOTAL COMMON STOCKS......................................             3,012,066,232
                                                                     --------------
PREFERRED STOCKS -- (0.0%)
Consumer Discretionary -- (0.0%)
 #*Orchard Supply Hardware Stores Corp...................      4,363          8,726
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares................................ 17,587,629     17,587,629
                                                                     --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                               SHARES/
                                                                                                FACE
                                                                                               AMOUNT         VALUE+
                                                                                             ------------ --------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@DFA Short Term Investment Fund..........................................................  133,056,071 $  133,056,071
   @Repurchase Agreement, UBS Securities LLC 0.20%, 02/01/12 (Collateralized by $1,505,861
     U.S. Treasury Bond 0.500%, 08/15/14 & 1.375%, 03/15/12, valued at $1,512,491) to be
     repurchased at $1,476,341.............................................................. $      1,476      1,476,333
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 134,532,404
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,721,865,487)^^...................................................................              $3,164,194,991
                                                                                                          ==============

Summary of inputs used to value the Series' investments as of January 31, 2012 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                               --------------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  532,981,520           --   --    $  532,981,520
   Consumer Staples...........    244,512,209           --   --       244,512,209
   Energy.....................    463,351,034           --   --       463,351,034
   Financials.................    476,163,950           --   --       476,163,950
   Health Care................    289,199,162           --   --       289,199,162
   Industrials................    476,002,258 $      8,332   --       476,010,590
   Information Technology.....    189,766,899           --   --       189,766,899
   Materials..................    106,162,347           --   --       106,162,347
   Other......................             --           54   --                54
   Telecommunication Services.    196,759,199           --   --       196,759,199
   Utilities..................     37,159,268           --   --        37,159,268
Preferred Stocks
   Consumer Discretionary.....          8,726           --   --             8,726
Temporary Cash Investments....     17,587,629           --   --        17,587,629
Securities Lending Collateral.             --  134,532,404   --       134,532,404
                               -------------- ------------   --    --------------
TOTAL......................... $3,029,654,201 $134,540,790   --    $3,164,194,991
                               ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2012, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

   The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 for the period ended January 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2012.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2012, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At January 31, 2012, the total cost of securities for federal income tax purposes was:

          The U.S. Large Cap Value Series.............. $8,370,657,947
          The DFA International Value Series...........  7,185,988,198
          The Emerging Markets Series..................  1,762,060,953
          The Tax-Managed U.S. Marketwide Value Series.  2,722,537,151

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010, a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "The Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

   In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendment to Achieve Common Fair Value Measurement and Disclosure requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:   /s/ David G. Booth
      -----------------------------------------
      David G. Booth
      Chairman, Director, President and
      Co-Chief Executive Officer

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ David G. Booth
      -----------------------------------------
      David G. Booth
      Principal Executive Officer
      Dimensional Investment Group Inc.

Date: March 26, 2012


By:   /s/ David R. Martin
      -----------------------------------------
      David R. Martin
      Principal Financial Officer
      Dimensional Investment Group Inc.

Date: March 26, 2012